UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016.

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 47.3%

VALIC Co. I Blue Chip Growth Fund	821,850	$13,256,438
VALIC Co. I Dividend Value Fund	1,422,778	17,969,684
VALIC Co. I Mid Cap Index Fund	1,014,686	27,731,375
VALIC Co. I Mid Cap Strategic Growth Fund	360,383	4,778,685
VALIC Co. I Nasdaq-100 Index Fund	742,314	7,861,110
VALIC Co. I Science & Technology Fund	281,402	6,458,166
VALIC Co. I Small Cap Index Fund	1,534,625	31,705,354
VALIC Co. I Small Cap Special Values Fund	1,096,229	15,281,436
VALIC Co. I Stock Index Fund	529,987	18,591,951
VALIC Co. I Value Fund	219,625	3,474,461
VALIC Co. II Capital Appreciation Fund	1,052,411	16,575,469
VALIC Co. II Large Cap Value Fund	534,897	10,473,281
VALIC Co. II Mid Cap Growth Fund	627,775	5,298,422
VALIC Co. II Mid Cap Value Fund	1,620,949	34,736,927
VALIC Co. II Small Cap Growth Fund	738,128	10,680,712
VALIC Co. II Small Cap Value Fund	1,557,958	23,416,114

Total Domestic Equity Investment Companies
(cost $221,576,235)		248,289,585

Domestic Fixed Income Investment Companies - 23.2%

VALIC Co. I Capital Conservation Fund	383,204	3,770,725
VALIC Co. I Government Securities Fund	473,749	5,064,380
VALIC Co. I Inflation Protected Fund	1,991,320	21,546,087
VALIC Co. II Core Bond Fund	536,892	5,884,341
VALIC Co. II High Yield Bond Fund	5,524,842	41,657,310
VALIC Co. II Strategic Bond Fund	3,990,656	44,136,650

Total Domestic Fixed Income Investment Companies
(cost $123,420,874)		122,059,493

International Equity Investment Companies - 19.3%

VALIC Co. I Emerging Economies Fund	4,178,986	28,458,895
VALIC Co. I Foreign Value Fund	2,859,542	26,736,716
VALIC Co. I International Equities Index Fund	2,674,068	16,392,035
VALIC Co. I International Growth Fund	1,129,684	12,618,572
VALIC Co. II International Opportunities Fund	1,127,731	17,220,459

Total International Equity Investment Companies
(cost $109,344,225)		101,426,677

International Fixed Income Investment Companies - 1.4%

VALIC Co. I International Government Bond Fund
(cost $7,956,156)	672,812	7,481,672

Real Estate Investment Companies - 8.8%

VALIC Co. I Global Real Estate Fund
(cost $50,054,794)	6,029,615	46,367,738

TOTAL INVESTMENTS
(cost $512,352,284)(2)	100.0%	525,625,165
Liabilities in excess of other assets	(0.0)	(85,172)

NET ASSETS	100.0%	$525,539,993

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$525,625,165	$—	$—	$525,625,165

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Advertising Agencies - 0.6%

Interpublic Group of Cos., Inc.	19,083	$459,328

Aerospace/Defense - 1.8%

Raytheon Co.	9,837	1,471,025

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	10,206	1,099,390

Apparel Manufacturers - 0.7%

Hanesbrands, Inc.	24,939	579,333

Applications Software - 10.1%

Citrix Systems, Inc.†	13,279	1,151,688
Intuit, Inc.	11,131	1,265,372
Microsoft Corp.	67,796	4,085,387
salesforce.com, Inc.†	17,618	1,268,496
ServiceNow, Inc.†	6,270	521,350

		8,292,293

Auto-Cars/Light Trucks - 0.8%

Tesla Motors, Inc.†	3,280	621,232

Auto/Truck Parts & Equipment-Original - 0.5%

Delphi Automotive PLC	6,170	394,880

Beverages-Non-alcoholic - 2.2%

Coca-Cola Co.	44,239	1,785,044

Brewery - 1.6%

Molson Coors Brewing Co., Class B	13,633	1,336,443

Building Products-Cement - 1.1%

Vulcan Materials Co.	7,212	906,188

Cable/Satellite TV - 4.0%

Charter Communications, Inc., Class A†	4,457	1,227,057
Comcast Corp., Class A	29,262	2,034,001

		3,261,058

Chemicals-Diversified - 1.4%

Dow Chemical Co.	21,231	1,182,991

Computer Data Security - 0.5%

Fortinet, Inc.†	14,051	422,935

Computer Services - 0.5%

Teradata Corp.†#	14,583	391,554

Computer Software - 0.5%

Splunk, Inc.†	7,789	448,802

Cosmetics & Toiletries - 1.3%

Estee Lauder Cos., Inc., Class A	14,188	1,102,408

Dental Supplies & Equipment - 0.9%

DENTSPLY SIRONA, Inc.	12,478	725,970

Diagnostic Equipment - 1.4%

Danaher Corp.	14,401	1,125,726

Diversified Banking Institutions - 2.4%

Goldman Sachs Group, Inc.	4,674	1,024,961
JPMorgan Chase & Co.	12,264	983,205

		2,008,166

Diversified Manufacturing Operations - 0.7%

Eaton Corp. PLC	9,118	606,438

E-Commerce/Products - 3.3%

Amazon.com, Inc.†	3,640	2,732,075

E-Commerce/Services - 2.1%

Priceline Group, Inc.†	1,125	1,691,640

Electronic Components-Semiconductors - 5.2%

Broadcom, Ltd.	10,781	1,838,053
Texas Instruments, Inc.	32,641	2,413,149

		4,251,202

Electronic Measurement Instruments - 0.8%

Fortive Corp.	12,639	695,019

Enterprise Software/Service - 2.4%

Oracle Corp.	36,565	1,469,547
Workday, Inc., Class A†	5,744	484,334

		1,953,881

Finance-Consumer Loans - 1.4%

Synchrony Financial	33,402	1,154,373

Finance-Credit Card - 2.9%

Visa, Inc., Class A	30,967	2,394,368

Finance-Other Services - 1.8%

CME Group, Inc.	12,841	1,449,877

Food-Misc./Diversified - 2.3%

ConAgra Brands, Inc.	20,011	734,203
Kellogg Co.	12,445	896,040
Lamb Weston Holdings, Inc.†	6,670	223,312

		1,853,555

Instruments-Controls - 2.5%

Honeywell International, Inc.	17,735	2,020,726

Internet Content-Entertainment - 3.6%

Facebook, Inc., Class A†	25,280	2,993,658

Medical Instruments - 1.4%

Boston Scientific Corp.†	56,346	1,152,839

Medical-Biomedical/Gene - 4.7%

BioMarin Pharmaceutical, Inc.†	12,398	1,061,641
Celgene Corp.†	15,242	1,806,329
Vertex Pharmaceuticals, Inc.†	11,990	978,504

		3,846,474

Medical-Drugs - 1.8%

Eli Lilly & Co.	13,271	890,750
TESARO, Inc.†#	4,200	569,898

		1,460,648

Medical-HMO - 2.6%

UnitedHealth Group, Inc.	13,286	2,103,440

Medical-Wholesale Drug Distribution - 1.0%

Cardinal Health, Inc.	11,952	848,712

Networking Products - 0.8%

Cisco Systems, Inc.	21,221	632,810

Oil Companies-Exploration & Production - 0.9%

Pioneer Natural Resources Co.	3,880	741,235

Oil-Field Services - 1.1%

Schlumberger, Ltd.	6,060	509,343
Superior Energy Services, Inc.	23,316	401,968

		911,311

Retail-Building Products - 2.6%

Home Depot, Inc.	16,332	2,113,361

Retail-Discount - 1.9%

Costco Wholesale Corp.	10,253	1,539,078

Retail-Drug Store - 0.9%

Walgreens Boots Alliance, Inc.	8,770	743,082

Retail-Major Department Stores - 2.0%

TJX Cos., Inc.	21,000	1,645,140

Retail-Perfume & Cosmetics - 1.6%

Ulta Salon Cosmetics & Fragrance, Inc.†	5,191	1,347,064

Steel-Producers - 1.2%

Nucor Corp.	16,217	1,008,535

Television - 1.6%

CBS Corp., Class B	20,925	1,270,566

Therapeutics - 0.4%

Neurocrine Biosciences, Inc.†	7,840	364,168

Transport-Rail - 2.6%

Union Pacific Corp.	21,111	2,139,178

Web Portals/ISP - 5.8%

Alphabet, Inc., Class A†	2,652	2,057,634
Alphabet, Inc., Class C†	3,533	2,678,155

		4,735,789

Total Long-Term Investment Securities
(cost $67,053,275)		80,015,008

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	590,100	590,100

Time Deposits - 2.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$2,004,000	2,004,000

Total Short-Term Investment Securities
(cost $2,594,100)		2,594,100

TOTAL INVESTMENTS
(cost $69,647,375)(3)	100.7%	82,609,108
Liabilities in excess of other assets	(0.7)	(555,951)

NET ASSETS	100.0%	$82,053,157

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $961,452. This was secured by collateral of $590,100, which was received in cash and subsequently invested in short-term investments currently valued at $590,100 as reported in the Portfolio of Investments. Additional collateral of $414,820 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	$171,662
United States Treasury Notes/Bonds	0.13% to 3.63%	01/31/2017 to 08/15/2045	243,158

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$80,015,008	$—	$—	$80,015,008
Short-Term Investment Securities:
Registered Investment Companies	590,100	—	—	590,100
Time Deposits	—	2,004,000	—	2,004,000

Total Investments at Value	$80,605,108	$2,004,000	$—	$82,609,108

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 16.1%

VALIC Co. I Blue Chip Growth Fund	99,774	$1,609,359
VALIC Co. I Dividend Value Fund	590,475	7,457,702
VALIC Co. I Mid Cap Index Fund	91,162	2,491,470
VALIC Co. I Mid Cap Strategic Growth Fund	25,680	340,518
VALIC Co. I Nasdaq-100 Index Fund	64,822	686,465
VALIC Co. I Science & Technology Fund	30,139	691,679
VALIC Co. I Small Cap Index Fund	283,716	5,861,578
VALIC Co. I Small Cap Special Values Fund	443,949	6,188,654
VALIC Co. I Stock Index Fund	47,945	1,681,915
VALIC Co. I Value Fund	55,046	870,828
VALIC Co. II Capital Appreciation Fund	222,675	3,507,128
VALIC Co. II Large Cap Value Fund	184,803	3,618,447
VALIC Co. II Mid Cap Growth Fund	79,022	666,942
VALIC Co. II Mid Cap Value Fund	380,404	8,152,053
VALIC Co. II Small Cap Growth Fund	38,228	553,155
VALIC Co. II Small Cap Value Fund	520,695	7,826,045

Total Domestic Equity Investment Companies (cost $46,094,062)		52,203,938

Domestic Fixed Income Investment Companies - 62.8%

VALIC Co. I Capital Conservation Fund	800,739	7,879,270
VALIC Co. I Government Securities Fund	707,025	7,558,098
VALIC Co. I Inflation Protected Fund	2,201,241	23,817,423
VALIC Co. II Core Bond Fund	3,931,677	43,091,179
VALIC Co. II High Yield Bond Fund	6,055,486	45,658,367
VALIC Co. II Strategic Bond Fund	6,777,979	74,964,451

Total Domestic Fixed Income Investment Companies (cost $207,180,083)		202,968,788

International Equity Investment Companies - 13.7%

VALIC Co. I Emerging Economies Fund	1,748,727	11,908,831
VALIC Co. I Foreign Value Fund	1,137,831	10,638,722
VALIC Co. I International Equities Index Fund	1,434,025	8,790,571
VALIC Co. I International Growth Fund	542,139	6,055,693
VALIC Co. II International Opportunities Fund	453,191	6,920,232

Total International Equity Investment Companies (cost $47,793,129)		44,314,049

International Fixed Income Investment Companies - 2.4%

VALIC Co. I International Government Bond Fund (cost $8,190,509)	694,322	7,720,856

Real Estate Investment Companies - 5.0%

VALIC Co. I Global Real Estate Fund (cost $17,745,987)	2,108,256	16,212,486

TOTAL INVESTMENTS (cost $327,003,770)(2)	100.0%	323,420,117
Liabilities in excess of other assets	(0.0)	(18,643)

NET ASSETS	100.0%	$323,401,474

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$323,420,117	$—	$—	$323,420,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.3%
Diversified Financial Services - 3.3%

American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.91% due 12/15/2021	$ 239,000	$239,597
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	525,000	531,499
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	1,217,000	1,217,912
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	718,595
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,048,000	1,030,869
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,800,000	2,817,899
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.91% due 04/15/2021	446,000	447,848
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)	576,170	577,005
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	1,753,000	1,715,318
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,506,179
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,493,002
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,813,022
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	145,390	149,553
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,838,515
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	754,000	784,007
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,158
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	86,800	89,173
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.20% due 11/15/2049(1)	2,200,000	2,224,559
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,585,242
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,569,767
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,001,000	1,007,641
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	162,750	166,019
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,540
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,259,146
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	512,657
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,024,480
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,355,981
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	1,789,741	1,747,265
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	620,000	624,916
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	352,067
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	277,000	277,629
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	522,690	526,731
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	296,279	296,137

Total Asset Backed Securities (cost $34,709,593)		34,568,928

U.S. CORPORATE BONDS & NOTES - 34.8%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	630,326
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	942,000	940,409

		1,570,735

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 2.20% due 10/30/2022	857,000	842,901

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 4.85% due 04/27/2035	1,054,000	1,072,350
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	609,000	619,658
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	470,000	425,350

		2,117,358

Agricultural Chemicals - 0.1%

CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	320,000	317,204
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	800,000	785,456

		1,102,660

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026#	375,000	353,646

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	606,000	618,120
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)	45,115	45,277
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	831,889	849,567

		1,512,964

Appliances - 0.1%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	634,000	611,806

Applications Software - 0.3%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	936,000	934,654
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	1,069,000	1,015,070
Microsoft Corp. Senior Notes 3.45% due 08/08/2036#	1,114,000	1,051,312
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	426,000	396,476

		3,397,512

Auto-Cars/Light Trucks - 1.3%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,451,000	1,451,958
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	1,383,000	1,357,886
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*#	1,015,000	1,005,878
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,461,000	1,461,713
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	884,889
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,837,439
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	1,314,000	1,298,466
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	1,309,000	1,261,004
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,238,000	2,247,818
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	738,000	742,591

		13,549,642

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	597,000	626,850
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	324,000	323,301
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,632,780

		2,582,931

Banks-Commercial - 1.3%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,201,184
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	511,480
Discover Bank Senior Notes 3.45% due 07/27/2026	757,000	726,988

Fifth Third Bank Senior Notes 1.63% due 09/27/2019	700,000	690,408
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	450,000	453,163
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,442,774
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,738,871
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	983,711
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,098,000	1,117,114
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,907,000	2,284,924

		14,150,617

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,579,360

Banks-Super Regional - 0.7%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	536,000	516,368
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	1,985,000	1,969,950
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	2,802,000	2,681,166
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,033,000	1,051,176
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027#	961,000	993,531
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046#	133,000	128,137
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	200,640

		7,540,968

Batteries/Battery Systems - 0.1%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	606,512

Brewery - 0.6%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	753,000	752,989
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021#	1,408,000	1,412,887
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	617,000	623,331
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,027,000	1,077,015
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	447,000	478,252
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,223,373

		6,567,847

Broadcast Services/Program - 0.1%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	911,000	892,780

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	591,500

Building Products-Air & Heating - 0.1%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,240,000	1,201,581

Building Products-Wood - 0.2%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	600,000	586,500
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,356,040

		1,942,540

Building-Residential/Commercial - 0.1%

K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*#	794,000	734,450
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	543,750

		1,278,200

Cable/Satellite TV - 0.6%

Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	543,000	552,502

Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	421,000	433,630
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	60,000	55,950
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*#	390,000	412,913
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*#	692,000	706,271
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	599,000	668,477
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	398,000	447,165
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027#	275,000	254,033
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	720,000	646,132
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	720,000	618,723
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	600,000	592,125
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,029,000	1,135,759

		6,523,680

Casino Hotels - 0.3%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	1,030,000	1,102,100
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	536,000	515,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	631,000	643,620
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	568,000	594,980

		2,856,600

Cellular Telecom - 0.4%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020#	495,000	513,562
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	2,495,000	2,557,375
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	1,154,000	1,191,145

		4,262,082

Chemicals-Diversified - 0.1%

Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	588,000	568,881
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	874,000	839,484

		1,408,365

Chemicals-Plastics - 0.1%

A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	554,000	565,080

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	692,430
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	791,000	755,405

		1,447,835

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	1,134,000	1,122,660

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,365,000	1,307,869

Commercial Services - 0.0%

Ecolab, Inc. Senior Notes 3.70% due 11/01/2046	152,000	138,133

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	549,286

Computer Services - 0.3%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	610,000	577,975

Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	652,000	553,385
Hewlett Packard Enterprise Co. Senior Notes 6.45% due 10/15/2035*	1,900,000	1,850,533

		2,981,893

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	530,000	605,525

Computers - 0.8%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	815,000	766,427
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,104,069
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,132,824
Apple, Inc. Senior Notes 4.50% due 02/23/2036	461,000	490,284
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	2,003,000	2,107,188
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*#	230,000	251,268
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,240,000	1,412,386
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	825,000	967,385

		8,231,831

Computers-Integrated Systems - 0.1%

Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,079,000	1,128,094

Computers-Memory Devices - 0.1%

Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*#	628,000	726,910

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	367,000	364,821

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	546,997
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	600,000	600,750

		1,147,747

Containers-Paper/Plastic - 0.2%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	1,287,000	1,252,631
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	446,000	454,026
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	677,625

		2,384,282

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021#	1,463,000	1,436,251

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	541,000	503,580
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	453,000	490,601

		994,181

Diagnostic Equipment - 0.3%

Abbott Laboratories Senior Notes 3.75% due 11/30/2026	1,332,000	1,316,980
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	866,000	875,006
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	1,444,000	1,456,216

		3,648,202

Distribution/Wholesale - 0.0%

WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	504,000	468,390

Diversified Banking Institutions - 3.6%

Bank of America Corp. Senior Notes 2.15% due 11/09/2020	609,000	601,464
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,290,000	1,252,874

Bank of America Corp. Senior Notes 2.63% due 10/19/2020	655,000	654,993
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	543,000	539,346
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,517,000	1,513,661
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,513,000	1,523,857
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	1,968,167
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	88,160
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	183,000	181,837
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,229,000	2,277,064
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,595,000	3,644,935
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	704,621
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027	1,007,000	1,016,143
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	1,094,000	1,074,999
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,316,788
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	395,000	412,654
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	851,000	876,625
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	1,948,155
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,174,000	1,446,708
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,856,000	1,862,021
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021#	1,250,000	1,246,751
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023#	1,632,000	1,590,125
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027#	1,425,000	1,387,701
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,240,000	1,272,241
Morgan Stanley Senior Notes 2.13% due 04/25/2018	722,000	724,296
Morgan Stanley Senior Notes 2.80% due 06/16/2020#	663,000	668,716
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,854,000	2,925,595
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	3,098,000	3,311,260

		38,031,757

Diversified Financial Services - 0.2%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,632,055

Diversified Manufacturing Operations - 0.7%

General Electric Co. Senior Notes 2.70% due 10/09/2022	2,432,000	2,439,989
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	1,115,000	1,070,550
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,521,000	1,766,926
Textron, Inc. Senior Notes 4.00% due 03/15/2026	1,001,000	998,116
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	742,936

		7,018,517

Electric-Distribution - 0.2%

Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	1,911,000	1,959,946

Electric-Integrated - 1.7%

AES Corp. Senior Notes 5.50% due 03/15/2024	1,144,000	1,126,840
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	579,000	579,747

Consolidated Edison Co. of New York Inc Senior Notes 4.30% due 12/01/2056	583,000	575,351
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	412,000	417,537
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,555,439
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046#	783,000	700,031
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,032,655
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	795,276
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	866,000	1,082,533
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	127,000	131,226
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	2,264,000	2,155,552
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	705,389	594,290
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	1,556,000	1,518,043
South Carolina Electric & Gas Co. 1st Mtg. Notes 5.10% due 06/01/2065	606,000	629,556
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	1,496,000	1,497,436
Southern Co. Senior Notes 1.30% due 08/15/2017	1,198,000	1,198,515
Southern Power Co. Senior Notes 4.95% due 12/15/2046	1,142,000	1,104,550
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*#	725,000	689,656
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	224,000	228,509

		17,612,742

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	337,000	334,945

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	664,571

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022#	521,000	535,979
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,180,000	1,182,360

		1,718,339

Electronic Parts Distribution - 0.0%

Avnet, Inc. Senior Notes 4.63% due 04/15/2026	528,000	513,063

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	716,000	715,525

Energy-Alternate Sources - 0.1%

TerraForm Power Operating LLC Company Guar. Notes 9.38% due 02/01/2023(6)*	820,000	838,696

Enterprise Software/Service - 0.5%

Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*#	627,000	637,973
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,381,000	1,349,709
Oracle Corp. Senior Notes 2.65% due 07/15/2026	734,000	696,629
Oracle Corp. Senior Notes 3.85% due 07/15/2036	1,862,000	1,803,671
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	302,286

		4,790,268

Finance-Auto Loans - 0.2%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,349,000	1,335,510
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	665,000	679,962

		2,015,472

Finance-Commercial - 0.0%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	209,620
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	215,050

		424,670

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,113,000	1,079,610
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,183,000	958,230
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	349,000	355,107

		2,392,947

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	601,500
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	986,000	976,835
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	1,373,000	1,358,882

		2,937,217

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	804,142

		804,183

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	795,000	868,760

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*#	850,000	816,000

Finance-Other Services - 0.4%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	588,000	587,885
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,319,000	2,319,603
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,108,229
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	531,000	530,106

		4,545,823

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	374,330

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,567,103

Food-Retail - 0.2%

Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	465,000	456,305
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	402,000	415,507
Kroger Co. Senior Notes 2.65% due 10/15/2026	1,203,000	1,111,536

		1,983,348

Food-Wholesale/Distribution - 0.1%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	841,000	803,155

Footwear & Related Apparel - 0.0%

Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	93,000	89,280

Gambling (Non-Hotel) - 0.2%

Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	835,000	836,044
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,280,000	1,200,000

Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2049*†(4)(5)	5,223	64

		2,036,108

Gas-Distribution - 0.1%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	546,000	551,748

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	534,000	544,680

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026#	539,000	561,982
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	394,000	437,414

		999,396

Home Furnishings - 0.0%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	431,000	428,845

Hotels/Motels - 0.1%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	511,000	523,775
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023	710,000	727,750

		1,251,525

Independent Power Producers - 0.2%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022#	755,000	717,250
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#	300,000	276,000
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	701,000	702,752

		1,696,002

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020#	372,000	380,603

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 2.50% due 11/01/2026	1,112,000	1,052,802

Insurance-Life/Health - 0.7%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	712,000	667,062
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	1,719,000	1,644,789
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	631,180
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,430,153
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,642,091
Unum Group Senior Notes 5.75% due 08/15/2042	418,000	441,802

		7,457,077

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,294,000	2,705,977
MetLife, Inc. Senior Notes 4.60% due 05/13/2046#	592,000	614,942

		3,320,919

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	740,000	664,045
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	1,626,000	1,644,718
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	473,655
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	605,000	608,576

		3,390,994

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	976,000	971,147

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	600,000	606,750

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	565,000	587,600

		1,194,350

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	836,000	894,612

Investment Management/Advisor Services - 0.0%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	328,423

Machinery-Farming - 0.4%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,728,000	1,728,657
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	2,075,000	2,082,777

		3,811,434

Machinery-General Industrial - 0.1%

Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	892,000	858,561

Machinery-Pumps - 0.0%

Xylem, Inc. Senior Notes 4.38% due 11/01/2046	310,000	297,461

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	764,000	752,540

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	314,053
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025#	995,000	992,152
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	514,000	511,211
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	726,000	715,383
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,037,000	2,039,290
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	1,011,000	977,992
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,611,725
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	538,000	501,902

		7,663,708

Medical Products - 0.0%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	451,000	460,260

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 4.40% due 05/01/2045	494,000	471,695
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,063,864
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	382,000	365,125

		1,900,684

Medical-Drugs - 0.3%

Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	950,000	962,532
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*	470,000	449,438
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,139,000	1,228,127

		2,640,097

Medical-HMO - 0.3%

Centene Corp. Senior Notes 4.75% due 01/15/2025	570,000	545,775
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	665,000	520,363
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	944,406
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	962,488
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	683,595

		3,656,627

Medical-Hospitals - 0.3%

CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#	850,000	566,844
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	513,554

HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	92,981
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	686,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019#	453,000	396,375
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	830,000	826,888
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021#	590,000	572,300

		3,654,942

Metal Processors & Fabrication - 0.1%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	620,000	619,225
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	402,615

		1,021,840

Metal-Aluminum - 0.0%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	293,000	302,523

Multimedia - 0.4%

Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	773,000	769,287
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	1,093,000	1,071,318
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	760,000	726,311
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	531,000	564,817
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	920,000	921,834
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	500,000	501,190

		4,554,757

Networking Products - 0.5%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018#	1,262,000	1,262,626
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,233,553
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021#	2,079,000	2,067,956
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026	360,000	341,309

		4,905,444

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	337,000	328,026

Oil Companies-Exploration & Production - 1.2%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,339,000	2,633,485
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	500,000	510,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022#	488,000	398,940
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*#	1,150,000	1,193,125
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	890,000	916,700
Hess Corp. Senior Notes 4.30% due 04/01/2027	695,000	659,439
Hess Corp. Senior Notes 5.60% due 02/15/2041	461,000	427,094
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	436,000	440,360
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	35,000	35,525
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	654,000	680,160
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	516,635
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	1,042,000	1,035,214
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	905,000	860,268

Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	731,000	725,263
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(6)	523,900	256,711
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	391,000	342,125
SM Energy Co. Senior Notes 5.63% due 06/01/2025	281,000	269,760
SM Energy Co. Senior Notes 6.50% due 01/01/2023	182,000	182,910
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	625,000	659,375

		12,743,089

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,191,226
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	679,545
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,175,934
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	649,000	648,557

		3,695,262

Oil Field Machinery & Equipment - 0.0%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	410,000	402,825

Oil Refining & Marketing - 0.1%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	471,000	385,042
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	710,000	678,050

		1,063,092

Oil-Field Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	825,000	643,500
SESI LLC Company Guar. Notes 7.13% due 12/15/2021#	675,000	659,812

		1,303,312

Paper & Related Products - 0.9%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	511,875
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,265,000	1,292,951
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,262,000	2,290,807
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*#	2,930,000	3,019,327
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	811,135
International Paper Co. Senior Notes 4.40% due 08/15/2047	490,000	451,743
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	540,000	549,450

		8,927,288

Pharmacy Services - 0.2%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	510,000	494,843
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	906,000	938,312
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	1,139,000	1,091,727

		2,524,882

Pipelines - 1.7%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	583,000	594,660
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	231,000	246,015
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	770,000	733,367
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	245,000	246,317
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	301,000	274,055

Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	111,000	109,731
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	1,987,365
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	423,000	411,771
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	910,000	895,014
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027#	578,000	579,511
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	358,000	341,346
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	306,150
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	251,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	500,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	698,880
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	787,000	767,737
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	418,072
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	346,000	330,137
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	686,825
Phillips 66 Senior Notes 4.90% due 10/01/2046#	452,000	422,506
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	432,000	406,696
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	518,000	505,824
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	663,000	654,722
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	467,520
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	235,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	240,000	253,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	642,000	691,755
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	531,000	504,060
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	527,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	605,000	598,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,079,000	1,113,959
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	982,660

		17,743,330

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	861,280

Printing-Commercial - 0.1%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	774,000	737,235

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*#	560,000	555,800

Real Estate Investment Trusts - 0.6%

American Tower Corp. Senior Notes 3.13% due 01/15/2027	1,140,000	1,053,500
American Tower Corp. Senior Notes 3.38% due 10/15/2026#	736,000	696,881

Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	365,000	346,947
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	497,000	511,910
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	715,000	676,066
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	458,000	482,045
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	656,000	634,680
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	144,000	125,833
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019#	500,000	491,250
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	377,000	351,687
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	326,000	306,997
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	687,000	674,094

		6,351,890

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,007,500

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	516,000	558,570

Rental Auto/Equipment - 0.2%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	131,000	126,415
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	427,000	393,908
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	1,108,000	1,003,298
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	623,000	542,789

		2,066,410

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,135,000	947,725

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021#	88,000	87,197
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	524,000	457,227

		544,424

Retail-Discount - 0.3%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,308,000	1,299,541
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,019,000	1,010,151
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	510,000	524,944

		2,834,636

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	575,848	605,914
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	294,746	330,989
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	511,629	587,644

		1,524,547

Retail-Restaurants - 0.1%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	580,000	580,000
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	182,000	189,109
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	632,000	601,980

		1,371,089

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	760,000	817,000

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,600,000	1,623,600
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020#	4,035,000	4,545,512
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021#	2,210,000	2,634,194

		8,803,306

Semiconductor Components-Integrated Circuits - 0.0%

Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	366,000	363,680
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	142,000	141,074

		504,754

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,213,030

Steel-Producers - 0.2%

AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	650,000	706,875
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	377,000	393,022
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*#	440,000	486,200

		1,586,097

Telecom Services - 0.1%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	700,000	672,070

Telecommunication Equipment - 0.1%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	593,000	594,482

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,242,408
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,078,364
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,587,000	1,504,728
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,003,000	936,820
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	572,000	615,204
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	107,000	97,103
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	133,000	138,985
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	1,257,000	1,260,142
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	545,000	572,250
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,181,000	1,191,504
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	476,291
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,947,000	2,749,021
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	106,000	106,287

		12,969,107

Transport-Equipment & Leasing - 0.0%

GATX Corp. Senior Notes 3.25% due 09/15/2026#	479,000	451,182

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	475,000	455,670
CSX Corp. Senior Notes 4.25% due 11/01/2066	540,000	486,745

		942,415

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	514,000	520,425

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	423,513

Wire & Cable Products - 0.1%

Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	602,000	598,990

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	482,000	460,311

		1,059,301

Total U.S. Corporate Bonds & Notes (cost $364,934,430)		365,375,492

FOREIGN CORPORATE BONDS & NOTES - 7.2%
Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*#	610,000	603,900

Auto-Cars/Light Trucks - 0.0%

Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	323,000	323,963

Banks-Commercial - 1.4%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	719,037
BPCE SA Sub. Notes 4.50% due 03/15/2025*#	376,000	363,433
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026#	812,000	784,083
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	443,000	441,658
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	611,000	613,018
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,540,987
Kookmin Bank Senior Notes 1.63% due 07/14/2017*#	1,906,000	1,903,017
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	533,708
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	593,495
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,515,176
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	891,105
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	377,144
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026#	1,064,000	1,114,784
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	1,383,000	1,344,063
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031#	252,000	242,531
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	695,000	689,026

		14,666,265

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,914,000	1,930,899

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,353,192
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	772,000	742,496

		2,095,688

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	565,000	530,730

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	629,000	625,855

Cable/Satellite TV - 0.4%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,520,000	1,540,900
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	365,000	382,338
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,363,000	1,359,592
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	550,000	542,091

		3,824,921

Chemicals-Diversified - 0.0%

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	414,375

Chemicals-Plastics - 0.0%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	491,000	424,715

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	1,100,000	1,044,987

Cruise Lines - 0.1%

NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*#	282,000	285,525
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#	356,000	381,810
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	453,000	536,805

		1,204,140

Diversified Banking Institutions - 0.7%

BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*	392,000	384,818
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	351,000	344,497
Credit Suisse Group Funding, Ltd. Company Guar. Notes 4.55% due 04/17/2026#	539,000	548,627
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	1,162,000	1,132,490
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	391,000	389,426
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	543,000	540,735
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	1,168,000	1,150,556
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,141,238
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	935,000	908,035
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	429,176
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	269,000	271,212

		7,240,810

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,435,000	2,534,757

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044#	452,000	454,816

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	562,000	648,323

Electric-Generation - 0.3%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	3,082,000	3,068,208
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	552,000	540,132

		3,608,340

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	268,800
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	348,840
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	600,000	611,876

		1,229,516

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	491,615

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	491,891

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025#	593,000	586,154
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,026,000	951,266

		1,537,420

Machinery-General Industrial - 0.1%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	637,000	659,295

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,459,449
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	969,000	913,248
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#	87,000	80,250
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046#	44,000	38,126

		2,491,073

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,172,000	1,188,684
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023#	1,130,000	1,126,585

		2,315,269

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	969,000	939,930

Motion Pictures & Services - 0.1%

LG FinanceCo Corp. Senior Notes 5.88% due 11/01/2024*	565,000	562,175

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	844,901
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	497,000	438,603
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	427,500

		1,711,004

Oil Companies-Integrated - 0.9%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,793,199
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	781,000	774,577
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	617,000	591,096
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	599,509
BP Capital Markets PLC Company Guar. Notes 3.72% due 11/28/2028	986,000	992,225
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	85,000	65,747
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	1,960,000	1,719,155
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	888,629
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	899,948
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,020,674

		9,344,759

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	350,000	353,062

Pipelines - 0.1%

Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	663,000	680,259

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,090,000	1,115,397

Satellite Telecom - 0.1%

Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	605,000	576,263
Telesat Canada/Telesat LLC Senior Notes 8.88% due 11/15/2024*	830,000	847,637

		1,423,900

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	331,150

Semiconductor Components-Integrated Circuits - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	395,000	416,725

Semiconductor Equipment - 0.1%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	545,000	536,825

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#	1,351,000	1,519,875

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,014,505

Telephone-Integrated - 0.3%

Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	2,267,000	2,163,636
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038#	1,327,000	1,386,715

		3,550,351

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	719,589

Total Foreign Corporate Bonds & Notes (cost $76,068,496)		75,613,069

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	1,036,000	1,036,917

Sovereign - 0.2%

United Mexican States Senior Notes 3.50% due 01/21/2021#	1,012,000	1,026,168
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	939,060

		1,965,228

Total Foreign Government Obligations (cost $3,170,539)		3,002,145

U.S. GOVERNMENT AGENCIES - 35.6%
Federal Home Loan Mtg. Corp. - 15.5%

2.49% due 02/01/2037 FRS	377,475	393,583
2.50% due 05/01/2023	589,220	596,250
2.50% due 01/01/2028	915,755	921,016
2.50% due 04/01/2028	1,960,757	1,972,330
2.50% due 03/01/2031	1,102,518	1,107,606
3.00% due 11/01/2026	4,570,812	4,700,950
3.00% due 08/01/2027	371,486	382,356
3.00% due 10/01/2042	1,816,623	1,825,026
3.00% due 11/01/2042	1,422,351	1,419,439
3.00% due 02/01/2043	2,142,080	2,138,350
3.00% due 04/01/2043	2,042,018	2,045,281
3.00% due 05/01/2043	769,525	773,084
3.00% due 08/01/2043	7,391,389	7,375,172
3.00% due 07/01/2045	12,794,262	12,748,744
3.00% due 10/01/2045	7,597,332	7,570,348
3.00% due 12/01/2045	2,250,236	2,242,229
3.00% due 05/01/2046	5,832,634	5,811,783
3.00% due December 30 TBA	11,538,000	11,486,620
3.03% due 11/01/2037 FRS	2,496,508	2,643,976
3.50% due 03/01/2042	5,048,602	5,185,303
3.50% due 04/01/2042	2,074,827	2,137,384
3.50% due 08/01/2042	1,813,325	1,872,478
3.50% due 09/01/2043	1,955,555	2,016,634
3.50% due 03/01/2045	4,559,256	4,682,447
3.50% due 07/01/2045	10,621,039	10,926,268
3.50% due 08/01/2045	3,034,903	3,126,560
3.50% due 10/01/2045	111,794	114,792
3.50% due 11/01/2045	5,752,761	5,907,044
3.50% due 01/01/2046	3,501,623	3,595,533
4.00% due 03/01/2023	511,541	525,098
4.00% due 09/01/2040	2,324,491	2,451,243
4.00% due 10/01/2043	6,483,769	6,835,379
4.00% due 07/01/2044	81,751	86,003
4.00% due 10/01/2045	6,658,791	7,005,993
4.00% due 11/01/2045	11,675,207	12,284,287
4.50% due 11/01/2018	14,757	15,159
4.50% due 02/01/2019	20,476	21,049
4.50% due 01/01/2039	34,778	37,478
4.50% due 12/01/2039	735,767	792,831
4.50% due 04/01/2044	1,048,037	1,129,476
4.50% due 07/01/2044	1,822,913	1,977,778
4.50% due 09/01/2044	8,338,803	8,984,347
4.50% due 03/01/2046	47,139	50,805
5.00% due 10/01/2033	2,072	2,288
5.00% due 07/01/2040	953,648	1,047,386
5.00% due 11/01/2043	4,371,199	4,819,675
5.50% due 11/01/2018	8,883	9,070
5.50% due 11/01/2032	13,527	15,051
5.50% due 07/01/2034	32,710	36,919
5.50% due 02/01/2035	53,309	59,313
5.50% due 07/01/2035	1,517	1,711
5.50% due 01/01/2036	280,989	317,627
5.50% due 05/01/2037	49,502	55,683
6.00% due 07/01/2035	90,423	102,759
6.00% due 03/01/2040	244,082	278,878
6.50% due 12/01/2032	80,113	90,482
6.50% due 02/01/2036	18,541	21,619
6.50% due 09/01/2036	429	491
6.50% due 05/01/2037	72,813	83,830
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.26% due 09/15/2039(3)(7)(8)	1,620,477	230,127
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-DN1, Class M2
2.78% due 02/25/2024 FRS(3)	1,580,000	1,607,380
Series 2014-HQ2, Class M2
2.78% due 09/25/2024 FRS(3)	2,790,000	2,852,307
Series 2015-HQ1, Class M2
2.78% due 03/25/2025 FRS(3)	23,353	23,492
Series 2014-HQ3, Class M2
3.23% due 10/25/2024 FRS(3)	112,875	113,766
Series 2015-HQA1, Class M2
3.24% due 03/25/2028 FRS(3)	1,253,114	1,272,868
Series 2016-HQA1, Class M2
3.34% due 09/25/2028 FRS(3)	209,000	214,646

		163,172,880

Federal National Mtg. Assoc. - 18.5%
2.50% due 09/01/2027	598,975	602,465
2.50% due 02/01/2028	1,880,140	1,892,380
2.50% due 04/01/2028	484,822	487,667
2.50% due 02/01/2031	3,098,834	3,115,507
2.50% due 05/01/2031	5,624,248	5,654,507
2.50% due December 15 TBA	3,467,000	3,482,168
2.53% due 09/01/2035 FRS	1,926,669	2,028,330
2.67% due 10/01/2035 FRS	2,180,722	2,301,308
2.72% due 05/01/2037 FRS	574,815	602,694
2.79% due 11/01/2036 FRS	924,760	979,755
2.81% due 07/01/2039 FRS	1,511,186	1,587,272
3.00% due 04/01/2027	1,468,502	1,511,346
3.00% due 10/01/2027	257,332	264,840
3.00% due 11/01/2027	1,921,872	1,977,943
3.00% due 01/01/2028	2,006,834	2,065,384
3.00% due 10/01/2030	3,713,917	3,822,272
3.00% due 05/01/2040 FRS	2,252,418	2,378,847
3.00% due 03/01/2042	3,389,818	3,391,683
3.00% due 12/01/2042	3,465,065	3,469,469
3.00% due 05/01/2043	3,917,580	3,922,542
3.00% due 06/01/2045	1,864,790	1,869,448
3.00% due 05/01/2046	4,399,560	4,386,397
3.00% due 09/01/2046	1,940,385	1,934,580
3.00% due December 15 TBA	642,000	660,257
3.08% due 10/01/2040 FRS	626,718	663,631
3.11% due 08/01/2035 FRS	1,274,263	1,360,758
3.27% due 10/01/2040 FRS	1,154,298	1,220,119
3.50% due 08/01/2026	1,684,007	1,756,281
3.50% due 09/01/2026	1,503,142	1,569,582
3.50% due 08/01/2027	327,723	341,767
3.50% due 10/01/2028	3,331,355	3,478,656
3.50% due 12/01/2041	510,767	526,999
3.50% due 03/01/2042	748,175	771,831
3.50% due 08/01/2042	4,751,618	4,903,639
3.50% due 09/01/2042	672,218	693,253
3.50% due 02/01/2043	3,353,387	3,479,965
3.50% due 04/01/2045	752,219	774,867
3.50% due 07/01/2045	2,305,407	2,368,871
3.50% due 08/01/2045	2,990,384	3,079,871
3.50% due 09/01/2045	689,357	708,403
3.50% due 10/01/2045	3,541,848	3,650,974
3.50% due 11/01/2045	6,202,980	6,373,953
3.50% due 12/01/2045	9,399,086	9,656,261
3.50% due 02/01/2046	2,752,507	2,827,820
3.50% due 03/01/2046	12,711,471	13,059,278
3.50% due 07/01/2046	4,997,848	5,150,899
3.50% due December 15 TBA	1,968,000	2,049,872
4.00% due 11/01/2025	133,094	140,987
4.00% due 06/01/2039	565,889	605,202
4.00% due 09/01/2040	154,725	163,357
4.00% due 10/01/2040	348,177	366,726
4.00% due 12/01/2040	2,591,254	2,739,573
4.00% due 10/01/2041	1,491,057	1,573,756
4.00% due 11/01/2041	1,814,901	1,919,711
4.00% due 01/01/2043	1,217,458	1,292,781
4.00% due 12/01/2043	533,320	568,285
4.00% due 10/01/2044	5,331,708	5,616,449
4.00% due 02/01/2045	5,841,154	6,185,073
4.00% due 02/01/2046	4,235,653	4,463,700
4.00% due 06/01/2046	388,088	408,948
4.50% due 06/01/2018	1,865	1,919
4.50% due 10/01/2024	588,196	622,592
4.50% due 03/01/2025	868,923	919,529
4.50% due 06/01/2039	190,999	205,983
4.50% due 01/01/2040	527,113	569,717
4.50% due 02/01/2040	1,296,301	1,428,967
4.50% due 05/01/2040	450,529	494,919
4.50% due 11/01/2040	453,940	490,597
4.50% due 12/01/2040	456,299	493,212
4.50% due 05/01/2041	917,363	989,329
4.50% due 07/01/2041	534,519	577,467
4.50% due 03/01/2042	4,701,347	5,090,037
4.50% due 08/01/2045	11,457,736	12,566,529
5.00% due 09/01/2018	1,466	1,504
5.00% due 10/01/2018	1,278	1,306
5.00% due 03/01/2020	3,719	3,887
5.00% due 06/01/2022	103,099	108,911
5.00% due 10/01/2024	289,037	298,783
5.00% due 09/01/2033	851,532	940,937
5.00% due 04/01/2040	572,242	631,354
5.00% due 05/01/2040	931,430	1,025,332
5.00% due 06/01/2040	4,376,794	4,801,401
5.00% due 07/01/2040	1,718,132	1,884,496
5.00% due 02/01/2045	2,443,632	2,725,073
5.50% due 12/01/2029	226,270	252,388
5.50% due 12/01/2033	42,997	48,331
5.50% due 07/01/2037	52,812	59,247
5.50% due 08/01/2037	2,063,138	2,312,507
5.50% due 06/01/2038	250,189	280,989
5.50% due 09/01/2039	774,664	871,856
6.00% due 08/01/2034	38,517	44,097
6.00% due 11/01/2035	62,252	71,390
6.00% due 06/01/2036	91,154	103,860
6.00% due 12/01/2036	162,135	184,474
6.00% due 07/01/2038	771,011	877,792
6.00% due 09/01/2038	414,544	471,539
6.00% due 11/01/2038	254,080	289,248
6.50% due 02/01/2017	237	238
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.58% due 10/25/2023(3)	48,405	48,853

		193,691,749

Government National Mtg. Assoc. - 1.5%

3.00% due 02/20/2045	2,779,663	2,827,067
3.00% due 05/20/2045	2,129,615	2,166,002
3.00% due 07/20/2045	513,052	521,750
3.50% due 03/20/2045	2,049,442	2,135,589
3.50% due 07/20/2045	960,278	1,000,678
4.00% due 03/20/2044	1,168,513	1,239,993
4.00% due 07/20/2045	1,574,601	1,670,683
4.00% due 10/20/2045	1,388,778	1,475,208
4.50% due 05/15/2039	676,167	754,373
5.00% due 05/15/2034	294,321	327,928

5.00% due 01/15/2040	589,996	664,043
5.50% due 12/15/2039	808,826	919,098
6.00% due 10/15/2039	478,292	545,928
7.00% due 09/15/2028	3,917	4,010

		16,252,350

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	570,743

Total U.S. Government Agencies (cost $377,142,839)		373,687,722

U.S. GOVERNMENT TREASURIES - 15.1%
United States Treasury Bonds - 5.7%

2.25% due 08/15/2046#	1,352,000	1,144,130
2.50% due 02/15/2045	4,308,000	3,868,618
2.50% due 02/15/2046	4,383,000	3,923,298
2.50% due 05/15/2046#	5,642,000	5,049,150
3.00% due 05/15/2045	2,154,000	2,142,894
3.00% due 11/15/2045	12,741,000	12,665,344
3.13% due 11/15/2041	2,952,000	3,021,649
3.13% due 02/15/2042	6,916,000	7,079,716
3.13% due 08/15/2044	310,000	316,527
3.63% due 08/15/2043	1,723,000	1,928,144
3.63% due 02/15/2044	523,000	585,229
3.75% due 08/15/2041	131,000	148,823
3.75% due 11/15/2043	4,308,000	4,928,791
3.88% due 08/15/2040	507,000	586,853
4.25% due 11/15/2040	2,585,000	3,162,688
4.38% due 05/15/2041	1,638,000	2,043,533
4.50% due 02/15/2036#	4,233,000	5,391,288
4.63% due 02/15/2040	245,000	315,658
5.25% due 11/15/2028	1,357,000	1,740,405

		60,042,738

United States Treasury Notes - 9.4%

0.13% due 04/15/2018 TIPS(9)	2,294,415	2,310,113
0.75% due 01/31/2018	1,173,000	1,170,067
0.88% due 01/31/2018#	6,692,000	6,685,723
1.00% due 05/31/2018	11,890,000	11,884,424
1.13% due 06/30/2021#	6,214,000	6,023,696
1.13% due 07/31/2021	2,819,000	2,729,474
1.25% due 11/30/2018	16,917,000	16,957,313
1.25% due 01/31/2020	1,000,000	993,398
1.38% due 06/30/2018	3,446,000	3,463,768
1.38% due 07/31/2018	4,136,000	4,156,841
1.38% due 12/31/2018	1,725,000	1,733,221
1.38% due 03/31/2020	3,064,000	3,050,117
1.38% due 04/30/2020	1,554,000	1,545,198
1.38% due 09/30/2020	1,984,000	1,962,456
1.38% due 01/31/2021	500,000	492,558
1.50% due 08/31/2018	6,031,000	6,072,934
1.63% due 12/31/2019	584,000	587,422
1.63% due 02/15/2026	13,786,000	12,934,604
1.75% due 12/31/2020	480,000	480,412
2.00% due 11/15/2021	862,000	866,444
2.00% due 07/31/2022	492,000	491,347
2.00% due 02/15/2025	664,000	648,204
2.00% due 08/15/2025	325,000	316,101
2.00% due 11/15/2026	4,837,000	4,679,986
2.13% due 12/31/2021	473,000	477,897
2.38% due 05/31/2018	4,852,000	4,948,662
3.38% due 11/15/2019	947,000	1,001,379

		98,663,759

Total U.S. Government Treasuries (cost $160,588,453)		158,706,497

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(5) (cost $1)	79	97,023

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,875	514,916

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS† Series Z 8.38%	6,900	56,580

Telecom Services - 0.1%

Qwest Corp. 6.13%#	27,125	634,183

Total Preferred Securities (cost $1,356,415)		1,205,679

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.6%
Banks-Commercial - 0.0%

Standard Chartered PLC FRS 7.50% due 04/02/2022*#(2)	354,000	346,938

Banks-Super Regional - 0.2%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)	1,323,000	1,237,005
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	438,812

		1,675,817

Diversified Banking Institutions - 0.6%

BAC Capital Trust XIII FRS Series F 4.00% due 12/22/2016(2)	862,000	706,840
Deutsche Bank AG FRS 7.50% due 04/30/2025#(2)	600,000	504,750
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	1,759,000	1,773,292
Royal Bank of Scotland Group PLC FRS 8.00% due 08/10/2025(2)	425,000	388,875
Societe Generale SA VRS 7.38% due 09/13/2021*#(2)	1,884,000	1,813,350
Societe Generale SA FRS 7.88% due 12/18/2023*(2)	993,000	935,654

		6,122,761

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	754,000	772,850

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	817,000	825,170

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	1,309,000	1,057,017

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	868,000	959,140

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045#	407,000	415,221
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	921,000	955,538

		1,370,759

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,138,790

Pipelines - 0.0%

Transcanada Trust FRS 5.63% due 05/20/2075	490,000	491,333

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	1,817,000	1,907,850

Total Preferred Securities/Capital Securities (cost $16,199,447)		16,668,440

Total Long-Term Investment Securities (cost $1,034,170,213)		1,028,924,995

SHORT-TERM INVESTMENT SECURITIES - 3.9%
Registered Investment Companies - 1.6%

State Street Navigator Securities Lending Prime Portfolio 0.26%(10)(11)	17,117,439	17,117,439

Time Deposits - 2.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$23,919,000	23,919,000

Total Short-Term Investment Securities (cost $41,036,439)		41,036,439

TOTAL INVESTMENTS (cost $1,075,206,652)(12)	101.9%	1,069,961,434
Liabilities in excess of other assets	(1.9)	(20,446,696)

NET ASSETS	100.0%	$1,049,514,738

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $141,051,287 representing 13.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(5)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $97,143 representing 0.0% of net assets.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2016.
(9)	Principal amount of security is adjusted for inflation.
(10)	At November 30, 2016, the Fund had loaned securities with a total value of $61,399,314. This was secured by collateral of $17,117,439, which was received in cash and subsequently invested in short-term investments currently valued at $17,117,439 as reported in the Portfolio of Investments. Additional collateral of $45,961,767 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	November 30, 2016
Federal Home Loan Mtg. Corp.	2.00% to 9.25%	12/01/2016 to 12/15/2047	$2,715,699
Federal National Mtg. Assoc.	zero coupon to 7.50%	12/25/2018 to 08/01/2048	7,933,109
Government National Mtg. Assoc.	1.21% to 9.00%	12/15/2022 to 10/20/2066	3,866,853
United States Treasury Notes/Bonds	0.13% to 5.38%	01/15/2017 to 11/15/2045	31,446,106

(11)	The rate shown is the 7-day yield as of November 30, 2016.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2016 and unless noted otherwise, the dates are the original maturity dates

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$34,568,928	$—	$34,568,928
U.S. Corporate Bonds & Notes:
Airlines	—	1,467,687	45,277	1,512,964
Finance - Investment Banker/Broker	—	804,142	41	804,183
Gambling (Non-Hotel)	—	2,036,044	64	2,036,108
Other Industries	—	361,022,237	—	361,022,237
Foreign Corporate Bonds and Notes	—	75,613,069	—	75,613,069
Foreign Government Obligations	—	3,002,145	—	3,002,145
U.S. Government Agencies	—	373,687,722	—	373,687,722
U.S. Government Treasuries	—	158,706,497	—	158,706,497
Common Stocks	—	—	97,023	97,023
Preferred Securities	1,205,679	—	—	1,205,679
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	16,668,425	—	16,668,425
Short-Term Investment Securities:
Registered Investment Companies	17,117,439	—	—	17,117,439
Time Deposits	—	23,919,000	—	23,919,000

Total Investments at Value	$18,323,118	$1,051,495,896	$142,420	$1,069,961,434

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Government Money Market II Fund@

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 97.8%
U.S. Government Agencies - 62.1%

Federal Farm Credit Bank
0.50% due 04/10/2017 FRS	$1,000,000	$999,927
0.54% due 02/06/2017 FRS	200,000	200,034
0.55% due 12/19/2016 FRS	250,000	250,000
0.56% due 01/03/2017 FRS	650,000	649,977
0.58% due 02/13/2017 FRS	1,550,000	1,549,861
0.62% due 09/22/2017 FRS	1,200,000	1,201,326
0.62% due 02/16/2017 FRS	3,150,000	3,150,067
0.63% due 03/29/2017 FRS	5,350,000	5,349,115
0.63% due 05/24/2017 FRS	3,500,000	3,500,000
0.64% due 02/21/2017 FRS	1,000,000	999,871
0.66% due 03/27/2017 FRS	1,000,000	999,893
Federal Home Loan Bank
0.26% due 12/14/2016	250,000	249,977
0.26% due 12/16/2016	4,500,000	4,499,512
0.27% due 12/14/2016	2,000,000	1,999,805
0.28% due 12/14/2016	3,000,000	2,999,702
0.44% due 03/16/2017 FRS	5,500,000	5,499,910
0.50% due 10/06/2017 FRS	7,000,000	7,000,000
0.51% due 08/07/2017 FRS	1,450,000	1,450,000
0.53% due 05/05/2017	750,000	748,321
0.57% due 08/04/2017 FRS	3,000,000	3,000,000
0.58% due 01/27/2017 FRS	4,700,000	4,700,099
0.59% due 04/25/2017 FRS	3,350,000	3,350,148
0.60% due 02/27/2017 FRS	3,000,000	2,999,962
0.60% due 12/07/2017 FRS(3)	1,000,000	1,000,732
0.68% due 08/22/2017 FRS	2,000,000	2,000,000
Federal Home Loan Mtg. Corp.
0.38% due 02/14/2017	3,000,000	2,997,688
0.40% due 12/14/2016	3,250,000	3,249,542
0.41% due 03/02/2017	1,000,000	998,989
0.41% due 05/04/2017 FRS	3,500,000	3,500,000
0.54% due 01/13/2017 FRS	1,900,000	1,899,885
0.69% due 07/21/2017 FRS	1,500,000	1,500,913
1.00% due 06/29/2017	1,600,000	1,603,581
Federal National Mtg. Assoc.
0.45% due 02/15/2017	4,000,000	3,996,284
0.52% due 03/20/2017	3,500,000	3,494,595
0.54% due 10/05/2017 FRS	600,000	600,369
0.58% due 07/20/2017 FRS	1,000,000	1,000,454

Total U.S. Government Agencies
(amortized cost $85,190,539)		85,190,539

U.S. Government Treasuries - 35.7%

United States Treasury Bills
0.15% due 12/01/2016	5,000,000	5,000,000
0.23% due 12/01/2016	17,000,000	17,000,000
0.27% due 12/08/2016	14,000,000	13,999,265
0.27% due 12/15/2016	1,000,000	999,896
0.28% due 12/01/2016	2,000,000	2,000,000
0.28% due 12/29/2016	3,000,000	2,999,342
0.33% due 01/19/2017	7,000,000	6,996,903

Total U.S. Government Treasuries
(amortized cost $48,995,406)		48,995,406

Total Short-Term Investment Securities
(amortized cost $134,185,945)		134,185,945

REPURCHASE AGREEMENTS - 2.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,112,000)	3,112,000	3,112,000

TOTAL INVESTMENTS
(amortized cost $137,297,945)(2)	100.1%	137,297,945
Liabilities in excess of other assets	(0.1)	(75,882)

NET ASSETS	100.0%	$137,222,063

@	Effective September 28, 2016, the name of the Money Market II Fund was changed to Government Money Market II Fund.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	134,185,945	$—	$134,185,945
Repurchase Agreements	—	3,112,000	—	3,112,000

Total Investments at Value	$—	$137,297,945	$—	$137,297,945

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.4%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018(1)	$330,000	$333,506

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020(1)	1,010,000	1,368,550

Oil Companies-Exploration & Production - 0.1%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019#	1,465,000	623,541

Total Convertible Bonds & Notes (cost $3,150,292)		2,325,597

U.S. CORPORATE BONDS & NOTES - 73.2%
Advertising Sales - 0.0%

Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	240,000	253,368

Applications Software - 0.6%

Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	2,125,000	2,215,525
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019#	1,285,000	1,329,975

		3,545,500

Broadcast Services/Program - 0.8%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	410,000	404,362
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,298,300

		4,702,662

Building & Construction Products-Misc. - 1.8%

BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	1,010,000	1,007,475
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	2,120,000	2,130,600
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	2,440,000	2,513,200
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	572,000
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	4,810,000	4,894,175

		11,117,450

Building Products-Cement - 0.4%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024#*	2,755,000	2,738,057

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	172,550

Building-Residential/Commercial - 3.3%

Beazer Homes USA, Inc. Company Guar. Notes 8.75% due 03/15/2022*	1,865,000	1,981,563
DR Horton, Inc. Company Guar. Notes 4.38% due 09/15/2022	1,365,000	1,399,125
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	340,000	366,350
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	450,563
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,083,657
KB Home Company Guar. Notes 7.50% due 09/15/2022	2,255,000	2,401,575
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,605,887
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	2,370,000	2,435,175
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	2,721,000	2,768,617
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	610,000	600,850
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,426,800
PulteGroup, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	285,713

		20,805,875

Cable/Satellite TV - 6.2%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.13% due 02/15/2023	150,000	154,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	4,780,000	4,896,512
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	749,856
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	360,000	376,650

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		1,815,000	1,864,913
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*		1,490,000	1,577,538
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*		4,655,000	4,590,994
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*		3,800,000	3,743,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*		845,000	882,053
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024#		2,950,000	2,765,330
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*		2,445,000	2,817,862
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*		1,055,000	1,229,075
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		5,020,000	4,957,250
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		5,951,000	6,397,325
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019		1,325,000	1,467,438

			38,469,921

Casino Hotels - 1.1%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*		3,870,000	4,034,475
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*		3,015,000	3,022,537

			7,057,012

Casino Services - 0.2%

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*		1,300,000	1,322,750

Cellular Telecom - 3.5%

Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*		3,640,000	3,915,257
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*		1,955,000	2,148,056
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		3,945,000	3,922,829
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		5,140,000	5,268,500
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		3,615,000	3,732,487
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020		2,565,000	2,622,713

			21,609,842

Chemicals-Specialty - 0.9%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#		4,370,000	4,315,375
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025#		455,000	448,175
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022#*		620,000	610,700
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*(1)		535,000	545,700

			5,919,950

Coal - 0.2%

Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 10.00% due 08/15/2021*(2)		1,260,000	1,225,350

Coatings/Paint - 0.1%

Axalta Coating Systems LLC Company Guar. Notes 4.88% due 08/15/2024*		755,000	751,225

Computer Services - 0.5%

Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*		2,815,000	2,927,600

Containers-Metal/Glass - 1.4%

Ball Corp. Company Guar. Notes 3.50% due 12/15/2020	EUR	465,000	540,265
Ball Corp. Company Guar. Notes 4.38% due 12/15/2023	EUR	620,000	711,397

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	4,770,000	4,984,650
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	2,600,000	2,746,250

		8,982,562

Containers-Paper/Plastic - 1.5%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022#	2,760,000	2,901,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,110,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	2,320,000	2,449,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	632,898	653,467

		9,114,767

Cosmetics & Toiletries - 1.0%

Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*	2,750,000	2,884,062
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	3,330,000	3,386,264

		6,270,326

Data Processing/Management - 1.9%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,580,000	3,705,300
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	4,725,000	4,784,062
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,397,126

		11,886,488

Decision Support Software - 0.4%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,685,000	1,741,869
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	435,000	456,750

		2,198,619

Diagnostic Kits - 1.0%

Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	3,700,000	3,732,375
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020#	2,555,000	2,542,225

		6,274,600

Disposable Medical Products - 0.6%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,815,000	3,834,075

Distribution/Wholesale - 0.3%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	345,888
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	790,000	809,750
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	430,000	439,675

		1,595,313

E-Commerce/Services - 0.0%

Match Group, Inc. Senior Notes 6.75% due 12/15/2022	150,000	157,500

Electric-Integrated - 0.0%

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	55,537

Electronic Components-Semiconductors - 0.6%

Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	3,770,000	3,704,025

Enterprise Software/Service - 0.9%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(2)	595,000	596,487
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	172,838
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,680,000	4,808,700

		5,578,025

Finance-Commercial - 0.5%

CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	2,690,000	2,844,675

Finance-Consumer Loans - 1.4%

Navient Corp. Senior Notes 5.88% due 10/25/2024	180,000	166,500
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	511,000	519,943
SLM Corp. Senior Notes 5.50% due 01/25/2023	570,000	541,500
SLM Corp. Senior Notes 6.13% due 03/25/2024	1,735,000	1,641,744
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	954,237
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	1,845,000	1,858,837
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	3,095,000	3,222,669

		8,905,430

Finance-Leasing Companies - 0.5%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	2,950,000	3,223,701

Finance-Other Services - 0.9%

FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,117,800
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,427,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	957,387
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,396,500

		5,898,687

Financial Guarantee Insurance - 0.5%

MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	705,500
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	2,490,000	2,710,240

		3,415,740

Food-Canned - 0.8%

TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	3,530,000	3,618,250
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,276,125

		4,894,375

Food-Flour & Grain - 0.7%

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,822,850
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	768,416

		4,591,266

Food-Misc./Diversified - 0.1%

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024	565,000	594,663

Funeral Services & Related Items - 0.4%

Service Corp. International Senior Notes 5.38% due 01/15/2022	2,300,000	2,380,500

Gambling (Non-Hotel) - 0.6%

Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024#*	3,740,000	3,730,650

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,346,400

Internet Connectivity Services - 0.8%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,925,012
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	985,000	1,024,400

		4,949,412

Internet Content-Entertainment - 0.9%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	5,290,000	5,660,882

Machinery-General Industrial - 0.1%

Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021#*	825,000	812,625

Machinery-Material Handling - 0.5%

Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	2,645,000	2,803,700

Medical Information Systems - 0.4%

Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,750,000	2,803,625

Medical Labs & Testing Services - 0.1%

inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	470,000	473,560

Medical-Drugs - 0.4%

PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	2,104,000	2,309,140

Medical-HMO - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	540,000	567,675

Medical-Hospitals - 6.1%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,995,000	3,058,644
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	200,000	195,000
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	10,595,000	7,065,541
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020#	2,010,000	1,417,050
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,247,500
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	545,000	545,589
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,094,525
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,308,562
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,388,156
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095(1)	1,820,000	1,783,600
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	1,185,000	1,180,556
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,338,394
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	5,095,000	4,827,512
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	505,000	431,775
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	4,370,000	3,998,550

		37,880,954

Medical-Wholesale Drug Distribution - 0.1%

Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	795,000	858,600

Metal Processors & Fabrication - 0.5%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,143,569
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,995,000	2,064,825

		3,208,394

Metal-Aluminum - 0.3%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	2,003,050

Mining - 0.0%

Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(5)	210,000	6,300

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	555,000

Office Automation & Equipment - 0.9%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,417,050
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,102,200

		5,519,250

Oil & Gas Drilling - 0.2%

Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,341,250

Oil Companies-Exploration & Production - 9.7%

Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	195,000	207,618
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	135,000	147,641
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	2,190,000	2,247,487
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	1,725,000	1,757,344
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,433,437

Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021(1)(17)	2,275,000	1,183,000
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	7,495,000	5,996,000
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*	605,000	620,125
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	2,780,000	2,856,450
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	596,327
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	665,000	615,125
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	403,588
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	4,470,000	3,799,500
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022#	1,425,000	1,421,438
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	4,585,000	4,756,937
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	335,000	335,419
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,186,275
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	3,216,000	3,207,960
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023#	1,380,000	1,404,150
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	1,135,000	1,180,400
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	2,550,000	2,703,000
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	700,000	717,500
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023#	4,356,000	4,225,320
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	200,335
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020(1)	245,000	251,738
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,935,000	1,978,537
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	555,000	582,750
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	1,460,000	1,533,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,865,000	3,642,762
SM Energy Co. Senior Notes 5.63% due 06/01/2025	25,000	24,000
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	365,913
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	172,125
SM Energy Co. Senior Notes 6.75% due 09/15/2026	395,000	405,863
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024#	3,415,000	3,325,356
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022#	3,110,000	3,186,786
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023#	970,000	1,069,425

		60,740,631

Physicians Practice Management - 0.5%

Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,680,000	1,654,800
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,330,000	1,349,950

		3,004,750

Pipelines - 1.8%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	3,780,000	3,685,500
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	4,565,000	4,450,875
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,508,625

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,749,000

		11,394,000

Printing-Commercial - 0.7%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,610,000	4,391,025

Racetracks - 0.4%

GLP Capital LP / GLP Financing II, Inc. Company Guar. Notes 4.38% due 04/15/2021#	120,000	123,750
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	2,030,000	2,075,675

		2,199,425

Radio - 0.4%

CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	1,095,000	1,150,429
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,060,000	1,041,450

		2,191,879

Real Estate Investment Trusts - 0.8%

Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,420,000	1,473,264
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,555,000	3,617,213

		5,090,477

Rental Auto/Equipment - 0.3%

Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024#*(1)	2,095,000	1,825,269

Retail-Apparel/Shoe - 0.6%

Chinos Intermediate Holdings, Inc. Senior Notes 8.50% due 05/01/2019*(6)	1,684,549	530,633
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	2,355,000	2,355,000
L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	641,235

		3,526,868

Retail-Arts & Crafts - 0.4%

Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,600,000	2,676,700

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023#*	2,830,000	2,936,125

Retail-Restaurants - 0.5%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022(1)	3,065,000	3,072,663

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(4)(5)(7)	50,000	0

Security Services - 0.3%

APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	1,575,000	1,681,313

Semiconductor Equipment - 0.4%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,540,000	2,641,600

Software Tools - 0.1%

JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*(1)	775,000	795,344

Steel-Producers - 1.9%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	1,010,000	1,035,250
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	2,000,000	2,080,000
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,360,000	1,428,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	953,887
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024#	1,130,000	1,194,975
United States Steel Corp. Senior Notes 6.88% due 04/01/2021#	286,000	290,290
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	1,081,000	1,140,866
United States Steel Corp. Senior Notes 7.50% due 03/15/2022#	475,000	484,500
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*(1)	3,019,000	3,335,995

		11,943,763

Steel-Specialty - 0.2%

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	975,000	982,313

Telecommunication Equipment - 1.2%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	6,485,000	6,793,037
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	512,050

		7,305,087

Telephone-Integrated - 2.1%

Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	1,235,000	1,275,138
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	3,030,000	3,037,575
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	455,000	454,431
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*(1)	5,110,000	5,020,575
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,213,062
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	950,000	954,750

		12,955,531

Television - 3.1%

Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	705,000	715,575
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	935,000	874,225
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	640,000	611,002
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	1,015,000	943,950
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,585,000	1,573,112
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	622,500
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,584,275
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,778,341
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	2,535,000	2,666,516
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	5,953,000	5,805,366

		19,174,862

Total U.S. Corporate Bonds & Notes (cost $451,234,767)		456,380,078

FOREIGN CORPORATE BONDS & NOTES - 14.3%
Building Products-Cement - 0.3%

Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	890,000	865,525
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	710,000	761,475

		1,627,000

Cable/Satellite TV - 1.5%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	609,000
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,755,000	3,806,631
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,705,000	2,698,238
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	2,410,000	2,470,250

		9,584,119

Computer Software - 0.3%

Camelot Finance SA Senior Notes 7.88% due 10/15/2024*	1,885,000	1,927,413

Containers-Metal/Glass - 1.2%

ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023*(2)	2,970,000	2,944,012
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	3,375,000	3,404,531
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	450,000	458,438

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*		845,000	883,025

			7,690,006

Diversified Manufacturing Operations - 0.8%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		5,635,000	4,860,187

Diversified Minerals - 0.9%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		590,000	591,475
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022#*		745,000	746,862
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025#*		490,000	497,350
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019#*		890,000	1,009,705
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021#*		785,000	862,244
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024#*		1,630,000	1,903,025

			5,610,661

Finance-Leasing Companies - 1.0%

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021		5,720,000	5,898,750

Gold Mining - 0.0%

New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		160,000	160,800

Medical-Drugs - 3.5%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*		4,910,000	4,369,900
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.50% due 02/01/2025*		5,540,000	4,729,775
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*(1)		1,910,000	1,403,850
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		13,350,000	9,945,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,035,000	1,505,900

			21,955,175

Metal-Aluminum - 0.6%

Constellium NV Senior Sec. Notes 7.88% due 04/01/2021#*		3,430,000	3,687,250

Multimedia - 0.2%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,453,913

Oil Companies-Exploration & Production - 1.7%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		3,715,000	3,278,487
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		2,460,000	2,146,350
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020#*		1,220,000	1,111,725
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		4,235,000	3,769,150

			10,305,712

Semiconductor Components-Integrated Circuits - 0.5%

NXP BV/NXP Funding LLC Senior Notes 3.88% due 09/01/2022*		2,790,000	2,859,750

Semiconductor Equipment - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,413,475
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,490,775

			2,904,250

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(1)(4)(5)(7)		925,000	0

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#		1,060,000	1,192,500

Telecom Services - 0.7%

Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,409,105
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*		1,940,000	1,941,940

Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		220,000	229,152

			4,580,197

Television - 0.4%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,774,400

Total Foreign Corporate Bonds & Notes (cost $93,135,736)			89,072,083

LOANS(1)(8)(9)(10) - 0.7%
Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(5)		2,037,810	0

Cable/Satellite TV - 0.2%

Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.50% due 06/30/2023		1,230,000	1,234,868

E-Commerce/Products - 0.1%

Lands’ End, Inc. FRS BTL-B 4.25% due 04/04/2021		1,013,311	762,516

Electronic Components-Semiconductors - 0.1%

NXP NV FRS BTL-F 3.41% due 12/07/2020		346,580	347,556

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021		635,000	637,778

Machinery-General Industrial - 0.2%

Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020		1,823,600	1,766,897

Total Loans (cost $5,017,333)			4,749,615

COMMON STOCKS - 0.2%
Electric-Generation - 0.2%

Vistra Energy Corp. CVR†		93,359	0
Vistra Energy Corp.†		93,359	1,302,358

			1,302,358

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(5)		10,439	0

Total Common Stocks (cost $5,224,623)			1,302,358

MEMBERSHIP INTEREST CERTIFICATES(1)(11) - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.† (cost $232,701)		23,439	392,605

PREFERRED SECURITIES/CAPITAL SECURITIES(12) - 3.9%
Banks-Commercial - 1.1%

Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019	EUR	2,600,000	2,545,494
Banco Bilbao Vizcaya Argentaria SA VRS 8.88% due 04/14/2021	EUR	1,800,000	2,003,116
Banco Bilbao Vizcaya Argentaria SA VRS 9.00% due 05/09/2018		1,000,000	1,020,956
Intesa Sanpaolo SpA VRS 7.70% due 09/17/2025*		1,435,000	1,261,006

			6,830,572

Diversified Banking Institutions - 2.6%

Barclays PLC VRS 7.88% due 03/15/2022		879,000	863,618
Barclays PLC VRS 8.00% due 12/15/2020	EUR	1,000,000	1,075,748
Barclays PLC VRS 8.25% due 12/15/2018#		2,595,000	2,640,153
BNP Paribas SA VRS 7.63% due 03/30/2021#*		1,615,000	1,669,506
Credit Agricole SA VRS 8.13% due 12/23/2025*		2,520,000	2,610,241
Credit Suisse Group AG VRS 6.25% due 12/18/2024		4,250,000	3,995,000
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017#*		1,690,000	1,829,425
Royal Bank of Scotland Group PLC FRS Series U 7.64% due 09/30/2017#		500,000	459,700
Societe Generale SA VRS 8.25% due 11/29/2018		875,000	892,500

			16,035,891

Multimedia - 0.2%

NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*		1,260,000	1,321,425

Total Preferred Securities/Capital Securities (cost $25,151,093)			24,187,888

WARRANTS†(1)(5)(11) - 0.1%
Television - 0.1%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)		310	380,719
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)		306	375,807

Total Warrants (cost $0)			756,526

Total Long-Term Investment Securities (cost $583,146,545)		579,166,750

SHORT-TERM INVESTMENT SECURITIES - 8.7%
Registered Investment Companies - 8.7%

State Street Navigator Securities Lending Prime Portfolio 0.26%(13)(14) (cost $54,179,743)	54,179,743	54,179,743

Repurchase Agreements - 6.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $38,784,011 collateralized by $37,430,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $39,560,516 (cost $38,784,000)	$38,784,000	38,784,000

TOTAL INVESTMENTS (cost $676,110,288)(16)	107.8%	672,130,493
Liabilities in excess of other assets	(7.8)	(48,519,059)

NET ASSETS	100.0%	$623,611,434

#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $258,263,028 representing 41.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $26,880,373 representing 4.3% of net assets.
(2)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Security in default of interest.
(4)	Company has filed for bankruptcy protection.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(6)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(7)	Security in default of interest and principal at maturity.
(8)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$392,605	$16.75	0.06%
Warrants
ION Media Networks, Inc.
Expires 12/18/2016
(Strike price $0.01)	11/11/2010	310	—	380,719	1228.13	0.06%
ION Media Networks, Inc.
Expires 12/18/2016
(Strike price $0.01)	03/01/2011	306	—	375,807	1228.13	0.06%

				$1,149,131		0.18%

(12)	Perpetual maturity - maturity date reflects the next call date.
(13)	At November 30, 2016, the Fund had loaned securities with a total value of $53,366,297. This was secured by collateral of $54,179,743, which was received in cash and subsequently invested in short-term investments currently valued at $54,179,743 as reported in the Portfolio of Investments.
(14)	The rate shown is the 7-day yield as of November 30, 2016.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 5 for cost of investments on a tax basis.

Subsequent to November 30, 2016 Security in default.

BTL - Bank Term Loan

CVR - Contingent Value Rights

EUR - Euro Dollar

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland PLC	EUR	8,796,000	USD	9,363,078	12/30/2016	$25,898	$—

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection (1)

					Value(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at November 30, 2016(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	12/20/2021	0.3884%	$23,064	$941,291	$112,300

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:	$—	$2,325,597	$—	$2,325,597
U.S. Corporate Bonds & Notes:
Mining	—	—	6,300	6,300
Rubber/Plastic Products	—	—	0	0
Other Industries	—	456,373,778	—	456,373,778
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	89,072,083	—	89,072,083
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	4,749,615	—	4,749,615
Common Stocks:
Electric-Generation	1,302,358	0	—	1,302,358
Multimedia	—	—	0	0
Membership Interest Certificates	—	392,605	—	392,605
Preferred Securities/Capital Securities	—	24,187,888	—	24,187,888
Warrants	—	—	756,526	756,526
Short-Term Investment Securities	54,179,743	—	—	54,179,743
Repurchase Agreements	—	38,784,000	—	38,784,000

Total Investments at Value	$55,482,101	$615,885,566	$762,826	$672,130,493

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$25,898	$—	$25,898
Centrally Cleared Credit Default Swaps on
Credit Indicies — Sell Protection	—	112,300	—	112,300

Total Other Financial Instruments	$—	$138,198	$—	$138,198

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Australia - 4.1%

Ansell, Ltd.	90,447	$1,508,799
Aristocrat Leisure, Ltd.	783,616	8,679,918
AUB Group, Ltd.	202,841	1,515,854
Bellamy’s Australia, Ltd.#	131,980	1,198,766
BlueScope Steel, Ltd.	459,715	3,062,078
Computershare, Ltd.	131,226	1,124,084
DuluxGroup, Ltd.	160,720	695,486
Iluka Resources, Ltd.	216,494	978,404
Orica, Ltd.	107,590	1,349,058
Reliance Worldwide Corp., Ltd.†	270,666	625,603
Star Entertainment Group, Ltd.	343,213	1,338,193
Super Retail Group, Ltd.	86,819	616,111

		22,692,354

Austria - 1.3%

BUWOG AG	103,966	2,415,879
Lenzing AG	31,590	4,034,419
Mayr-Melnhof Karton AG	7,981	804,419

		7,254,717

Bermuda - 2.9%

Cafe de Coral Holdings, Ltd.	374,000	1,345,272
China Resources Gas Group, Ltd.	548,000	1,624,960
Credicorp, Ltd.	6,896	1,080,534
Dairy Farm International Holdings, Ltd.	189,000	1,323,000
Esprit Holdings, Ltd.†	373,450	305,732
Global Brands Group Holding, Ltd.†	4,540,000	708,232
Hiscox, Ltd.	211,257	2,767,479
Man Wah Holdings, Ltd.	6,166,206	4,300,802
Midland Holdings, Ltd.†	2,604,000	815,796
Pacific Basin Shipping, Ltd.†	1,068,049	173,498
Peace Mark Holdings, Ltd.†(4)(5)	686,000	0
VTech Holdings, Ltd.	100,949	1,302,778
XL Group, Ltd.	13,286	480,023

		16,228,106

Brazil - 1.0%

BR Insurance Corretora de Seguros SA†	4,110	24,669
BRF SA	34,200	522,296
CETIP SA-Mercados Organizados	35,700	468,252
Estacio Participacoes SA	53,022	263,068
GAEC Educacao SA	75,770	303,568
Kroton Educacional SA	112,888	482,320
Linx SA	70,200	366,355
Localiza Rent a Car SA	30,678	314,395
Odontoprev SA	191,214	661,494
Qualicorp SA	73,737	400,075
Suzano Papel e Celulose SA, Class A (preference shares)	110,800	420,981
TOTVS SA	34,095	216,846
Transmissora Alianca de Energia Eletrica SA	67,150	368,307
Ultrapar Participacoes SA	23,500	480,138

		5,292,764

Canada - 5.5%

Agnico Eagle Mines, Ltd.	32,312	1,327,792
Alimentation Couche-Tard, Inc., Class B	26,140	1,206,297
Birchcliff Energy, Ltd.†	473,225	3,198,752
Descartes Systems Group, Inc.†	182,697	4,057,062
Dollarama, Inc.	49,885	3,710,273
Enerplus Corp.	86,681	749,820
Norbord, Inc.#	140,900	3,526,433
Pan American Silver Corp.	129,343	2,178,986
Parex Resources, Inc.†	316,700	4,135,277
Raging River Exploration, Inc.†	532,221	4,211,650
Silver Standard Resources, Inc.†	187,530	1,855,337
TORC Oil & Gas, Ltd.#	47,786	299,174

		30,456,853

Cayman Islands - 4.0%

51job, Inc. ADR†#	34,266	1,211,988
Ajisen China Holdings, Ltd.	747,000	310,106
ASM Pacific Technology, Ltd.	148,900	1,488,712
Hengan International Group Co., Ltd.	122,000	960,240
Lee & Man Paper Manufacturing, Ltd.	3,865,000	2,969,819
Shenguan Holdings Group, Ltd.	798,000	67,902
Stella International Holdings, Ltd.#	428,500	727,011
Sunny Optical Technology Group Co., Ltd.	1,344,000	6,766,351
Tingyi Cayman Islands Holding Corp.	726,000	862,982
Tongda Group Holdings, Ltd.#	23,572,467	6,929,056

		22,294,167

Colombia - 0.0%

Bancolombia SA ADR#	7,888	264,248

Denmark - 2.0%

Carlsberg A/S, Class B	9,207	782,949
Chr. Hansen Holding A/S	2,621	145,081
Dfds A/S	74,578	3,070,081
DSV A/S	30,679	1,380,486
Jyske Bank A/S#	36,403	1,588,793
Spar Nord Bank A/S	145,668	1,525,080
Sydbank A/S	45,737	1,345,330
TDC A/S†	166,759	848,481
William Demant Holding A/S†	18,882	319,526

		11,005,807

Faroe Islands - 1.2%

Bakkafrost P/F	153,338	6,465,854

Finland - 1.2%

Huhtamaki Oyj	74,030	2,785,354
Tikkurila Oyj	9,130	161,403
Valmet Corp.	257,327	3,930,009

		6,876,766

France - 5.2%

Christian Dior SE#	10,319	2,006,864
Criteo SA ADR†#	74,479	3,073,748
Edenred	12,690	267,578
Elior Participations SCA*	272,220	5,647,628
Elis SA	24,023	373,509
Eutelsat Communications SA	33,438	601,936
Havas SA	137,552	1,110,149
Legrand SA	14,886	832,233
Neopost SA	10,501	310,846
Remy Cointreau SA	52,386	4,398,952
SEB SA	2,456	329,799
Societe BIC SA	3,097	400,611

Sodexo SA	20,436	2,235,218
Somfy SA	781	316,198
Technip SA	13,283	920,137
Teleperformance	51,013	4,981,652
Virbac SA†	6,044	820,894

		28,627,952

Germany - 4.8%

Amadeus Fire AG	11,492	890,952
Beiersdorf AG	15,293	1,249,334
Brenntag AG	27,979	1,472,743
CTS Eventim AG & Co. KGaA	27,328	814,166
Deutsche Wohnen AG (BR)	44,496	1,370,443
ElringKlinger AG#	16,921	238,070
FUCHS PETROLUB SE (preference shares)	37,807	1,498,207
GEA Group AG	44,771	1,668,835
Gerresheimer AG	36,771	2,683,204
Henkel AG & Co. KGaA (preference shares)	16,547	1,916,830
Infineon Technologies AG	52,622	880,073
LEG Immobilien AG#	24,776	1,877,507
MTU Aero Engines AG	9,750	1,024,777
Nemetschek SE	54,274	3,005,539
Pfeiffer Vacuum Technology AG	4,372	386,911
Sixt SE	38,765	2,043,161
Symrise AG	55,367	3,351,255
TAG Immobilien AG	14,856	186,107

		26,558,114

Hong Kong - 0.5%

China Resources Beer Holdings Co., Ltd.†	634,000	1,342,136
Techtronic Industries Co., Ltd.	418,000	1,630,181

		2,972,317

Indonesia - 1.0%

Astra Agro Lestari Tbk PT	747,000	912,219
Bank Tabungan Negara Persero Tbk PT	10,274,900	1,250,956
PT Semen Indonesia Persero Tbk	268,000	175,503
Waskita Karya Persero Tbk PT	16,863,900	3,173,064
XL Axiata Tbk PT†	601,000	101,996

		5,613,738

Ireland - 1.3%

DCC PLC	24,606	1,887,244
Greencore Group PLC	195,491	711,781
Kerry Group PLC, Class A	14,367	1,017,611
Paddy Power Betfair PLC	32,879	3,443,267

		7,059,903

Isle of Man - 0.4%

Paysafe Group PLC†	397,924	1,932,281

Israel - 0.1%

Bezeq The Israeli Telecommunication Corp., Ltd.	379,871	701,978

Italy - 3.2%

Amplifon SpA#	311,965	2,992,256
Brembo SpA	88,008	5,046,191
Buzzi Unicem SpA	244,717	5,200,233
Cerved Information Solutions SpA	267,493	2,161,706
Davide Campari-Milano SpA	77,690	749,291
Infrastrutture Wireless Italiane SpA*	86,801	368,168
Moncler SpA	80,257	1,304,826

		17,822,671

Japan - 22.0%

ABC-Mart, Inc.	22,400	1,313,789
Aeon Delight Co., Ltd.	11,100	304,655
AEON Financial Service Co., Ltd.	45,300	753,911
Ain Holdings, Inc.	50,100	3,498,964
Air Water, Inc.	23,000	393,033
Asante, Inc.	10,500	155,933
Brother Industries, Ltd.	9,100	155,584
Chiba Bank, Ltd.	157,000	930,431
Coca-Cola East Japan Co., Ltd.	12,600	266,196
Coca-Cola West Co., Ltd.	20,500	580,569
Cosmos Pharmaceutical Corp.	4,300	786,670
Daifuku Co., Ltd.	77,600	1,499,025
Daiseki Co., Ltd.	49,100	936,035
Daiwa Securities Group, Inc.	148,000	889,255
Doshisha Co., Ltd.	8,800	158,762
FamilyMart UNY Holdings Co., Ltd.	4,700	293,737
FP Corp.	83,837	4,169,683
Fuji Seal International, Inc.	55,400	2,242,052
Fujikura, Ltd.	424,000	2,286,683
Fujitsu General, Ltd.	8,000	157,476
Fukuoka Financial Group, Inc.	638,000	2,760,456
Gurunavi, Inc.#	122,100	2,589,175
Harmonic Drive Systems, Inc.#	102,600	2,703,894
Heian Ceremony Service Co., Ltd.	15,412	104,942
Hirose Electric Co., Ltd.	5,200	622,246
Hogy Medical Co., Ltd.	2,500	146,847
Ichigo, Inc.#	1,852,600	7,076,493
Iriso Electronics Co., Ltd.	9,450	555,907
Japan Exchange Group, Inc.	9,000	133,263
Japan Pure Chemical Co., Ltd.	2,600	57,407
Jeol, Ltd.	62,000	244,412
JGC Corp.	16,060	265,035
Kakaku.com, Inc.	17,900	280,849
Kansai Paint Co., Ltd.	64,000	1,171,977
Kintetsu World Express, Inc.	17,200	244,007
Kobayashi Pharmaceutical Co., Ltd.	46,700	2,045,077
Koito Manufacturing Co., Ltd.	44,300	2,307,836
Lawson, Inc.#	18,800	1,301,482
Matsumotokiyoshi Holdings Co., Ltd.	61,800	2,949,417
Meitec Corp.	10,000	375,421
Milbon Co., Ltd.#	15,000	608,365
Miraca Holdings, Inc.	23,000	1,029,326
Mitsubishi Pencil Co., Ltd.	3,200	166,426
MonotaRO Co., Ltd.#	11,300	241,300
Nakanishi, Inc.	28,900	1,060,968
NGK Spark Plug Co., Ltd.	51,900	1,064,266
Nihon Kohden Corp.	32,300	724,460
Nippon Gas Co., Ltd.	5,700	163,918
Nippon Television Holdings, Inc.	37,900	644,669
Nissei ASB Machine Co., Ltd.	11,100	230,334

Nitori Holdings Co., Ltd.	10,800	1,127,154
Nomura Research Institute, Ltd.	50,600	1,716,079
Obara Corp.	5,100	235,374
OBIC Business Consultants Co., Ltd.	21,200	893,178
OBIC Co., Ltd.	104,600	4,598,907
Omron Corp.	6,400	236,074
Proto Corp.	35,200	400,290
Rakuten, Inc.	7,400	72,962
Ryohin Keikaku Co., Ltd.	1,700	333,298
S Foods, Inc.#	12,700	300,058
Santen Pharmaceutical Co., Ltd.	116,900	1,426,445
Seria Co., Ltd.#	83,667	6,011,474
Shimamura Co., Ltd.	3,300	392,867
Shimano, Inc.	2,200	361,330
Shimizu Corp.	648,000	5,969,949
Shizuoka Bank, Ltd.	64,000	517,460
SK Kaken Co., Ltd.	4,000	375,858
SMS Co., Ltd.	113,600	2,837,890
Sony Financial Holdings, Inc.	54,300	783,139
Stanley Electric Co., Ltd.	57,100	1,574,673
Start Today Co., Ltd.#	582,600	8,947,408
Sugi Holdings Co., Ltd.	53,100	2,478,511
Sundrug Co., Ltd.	17,400	1,210,646
Taiko Pharmaceutical Co., Ltd.#	10,300	169,168
TechnoPro Holdings, Inc.	106,300	3,377,479
Temp Holdings Co., Ltd.	309,400	4,765,201
Terumo Corp.	22,700	798,632
Toshiba Plant Systems & Services Corp.#	18,000	269,674
Trusco Nakayama Corp.	63,900	2,893,248
Tsumura & Co.	11,000	297,583
Unicharm Corp.	72,500	1,542,776
USS Co., Ltd.	72,000	1,152,327
Yamato Holdings Co., Ltd.	91,700	1,836,725
Yonex Co., Ltd.#	40,200	1,925,580
Zenkoku Hosho Co, Ltd.	109,700	3,715,637
Zojirushi Corp.#	15,200	201,019

		121,388,691

Jersey - 0.6%

boohoo.com PLC†	2,095,497	3,277,356

Luxembourg - 0.3%

B&M European Value Retail SA	268,648	836,969
Globant SA†#	14,652	501,978
Samsonite International SA	163,500	512,222

		1,851,169

Malaysia - 0.2%

Public Bank Bhd	272,600	1,195,143

Mexico - 0.5%

Alsea SAB de CV	101,395	297,641
Bolsa Mexicana de Valores SAB de CV	158,435	210,210
Concentradora Fibra Hotelera Mexicana SA de CV	559,820	403,214
Elementia SAB de CV†*	369,561	386,336
Fibra Uno Administracion SA de CV	208,576	321,947
Genomma Lab Internacional SAB de CV, Class B†	536,502	573,631
Grupo Financiero Inbursa SAB de CV, Class O	237,252	320,318
Promotora y Operadora de Infraestructura SAB de CV	30,013	263,051

		2,776,348

Netherlands - 1.4%

Aalberts Industries NV	15,145	461,479
ASM International NV	26,201	1,112,987
Corbion NV	132,619	3,289,015
IMCD Group NV	13,654	552,365
Wessanen#	169,861	2,038,807

		7,454,653

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	292,132	1,692,343

Norway - 1.8%

Aker Solutions ASA†#	183,530	825,418
Marine Harvest ASA	83,556	1,502,569
Norway Royal Salmon ASA	63,478	1,483,741
Salmar ASA	59,814	1,875,840
TGS Nopec Geophysical Co. ASA	196,962	3,870,437
XXL ASA*	47,353	561,760

		10,119,765

Panama - 0.2%

Copa Holdings SA, Class A	10,380	922,471

Philippines - 0.1%

Jollibee Foods Corp.	101,820	441,841

Singapore - 1.1%
Ascendas India Trust	1,928,300	1,412,575
City Developments, Ltd.	183,500	1,080,504
Singapore Technologies Engineering, Ltd.	334,600	789,024
Super Group, Ltd.	2,036,000	1,803,970
Venture Corp., Ltd.	124,263	841,800

		5,927,873

South Africa - 0.3%

Clicks Group, Ltd.	149,084	1,277,288
Woolworths Holdings, Ltd.	116,240	536,137

		1,813,425

South Korea - 1.0%

Coway Co., Ltd.	17,026	1,230,655
Mando Corp.	13,214	2,831,450
Samsung Fire & Marine Insurance Co., Ltd.	5,311	1,331,101
TK Corp.	50,018	349,127

		5,742,333

Spain - 1.5%

Amadeus IT Group SA	108,193	4,903,218
Cellnex Telecom SAU#*	71,982	1,008,555

CIE Automotive SA	79,544	1,481,233
Viscofan SA	16,395	790,619

		8,183,625

Sweden - 2.1%

Axactor AB†	8,504,973	3,046,873
Saab AB, Series B	12,474	463,102
Scandic Hotels Group AB†*	357,641	2,811,399
SSAB AB, Class A†	1,116,799	4,316,898
Swedish Match AB	28,951	903,424

		11,541,696

Switzerland - 5.2%

Autoneum Holding AG	14,822	3,688,370
Coca-Cola HBC AG	20,030	426,046
DKSH Holding AG	3,186	212,306
Forbo Holding AG	2,334	3,009,614
Geberit AG	2,381	942,611
Georg Fischer AG	5,349	4,577,191
Julius Baer Group, Ltd.	16,552	731,466
Logitech International SA	71,808	1,769,244
Lonza Group AG	2,275	406,354
Sika AG (BR)	486	2,358,058
Sonova Holding AG	9,896	1,196,241
Temenos Group AG	91,898	6,363,351
Ypsomed Holding AG	16,236	3,030,976

		28,711,828

Taiwan - 1.7%

Advantech Co., Ltd.	56,235	452,555
Chroma ATE, Inc.	325,000	805,541
E.Sun Financial Holding Co., Ltd.	2,984,021	1,732,011
Ennoconn Corp.	145,000	2,047,187
Voltronic Power Technology Corp.	38,950	510,201
Wistron NeWeb Corp.	1,003,000	2,967,493
Yuanta Financial Holding Co., Ltd.	2,308,807	836,655

		9,351,643

Thailand - 0.6%

AEON Thana Sinsap Thailand PCL	151,000	440,141
AEON Thana Sinsap Thailand PCL NVDR	15,600	45,472
Precious Shipping PCL†	800,650	184,008
PTT Global Chemical PCL	799,600	1,400,664
Thai Beverage PCL	1,798,300	1,097,787

		3,168,072

Turkey - 0.1%

Ford Otomotiv Sanayi AS	18,167	152,603
Tofas Turk Otomobil Fabrikasi AS	30,879	192,696

		345,299

United Kingdom - 15.6%

Abcam PLC	319,245	3,309,354
Admiral Group PLC	22,199	528,010
Ashtead Group PLC	32,629	639,734
Auto Trader Group PLC*	52,052	260,314
Babcock International Group PLC	93,086	1,112,281
Bellway PLC	38,162	1,166,013
Booker Group PLC	1,359,209	2,931,906
Britvic PLC	45,556	325,753
Bunzl PLC	313,312	8,075,526
Burberry Group PLC	31,696	566,713
Card Factory PLC	42,408	134,987
Cobham PLC	244,889	503,423
Compass Group PLC	181,626	3,115,603
Croda International PLC	84,845	3,462,875
Dignity PLC	141,743	4,329,084
Domino’s Pizza Group PLC	1,133,314	4,963,007
Electrocomponents PLC	42,784	239,606
Elementis PLC	115,966	365,789
EMIS Group PLC	32,667	380,118
Exova Group PLC	180,138	427,111
Fevertree Drinks PLC	327,985	4,391,009
GKN PLC	149,952	581,434
Halma PLC	285,023	3,362,933
Hargreaves Lansdown PLC	39,305	578,830
Howden Joinery Group PLC	71,313	321,216
IG Group Holdings PLC	118,024	1,241,180
IMI PLC	37,245	452,029
Intertek Group PLC	46,875	1,928,998
Jardine Lloyd Thompson Group PLC	90,235	1,082,730
John Wood Group PLC	48,729	501,781
Just Eat PLC†	846,874	6,204,007
Meggitt PLC	127,023	750,791
Merlin Entertainments PLC*	203,003	1,106,920
Micro Focus International PLC	97,201	2,567,353
Moneysupermarket.com Group PLC	98,905	327,937
Next PLC	23,356	1,433,097
PZ Cussons PLC	25,325	97,848
Rathbone Brothers PLC	54,738	1,258,812
Rightmove PLC	53,891	2,473,948
Rotork PLC	119,590	350,885
RPC Group PLC	468,511	6,313,382
Schroders PLC	72,364	2,503,481
SIG PLC	89,782	100,203
Smith & Nephew PLC	108,786	1,533,994
Spectris PLC	48,223	1,232,677
Spirax-Sarco Engineering PLC	17,426	931,223
Stagecoach Group PLC	278,075	709,772
Tate & Lyle PLC	30,565	259,287
Travis Perkins PLC	24,195	406,261
Victrex PLC	46,667	1,001,384
Whitbread PLC	43,724	1,895,066
Zoopla Property Group PLC*	339,334	1,421,900

		86,159,575

United States - 1.0%

Autoliv, Inc. SDR	4,851	507,570
EPAM Systems, Inc.†#	39,709	2,616,823
Gran Tierra Energy, Inc.†	274,950	785,981
PriceSmart, Inc.	4,054	370,130
Yum China Holdings, Inc.†	39,396	1,107,815

		5,388,319

Total Common Stocks
(cost $481,914,864)		537,574,058

EQUITY CERTIFICATES - 1.1%

Deutsche Bank AG-MOIL, Ltd.†	238,661	1,311,348
Merrill Lynch-CESC, Ltd.†	143,777	1,231,523
Merrill Lynch-Shriram Transport Finance Co., Ltd.†	105,751	1,397,340
Merrill Lynch Int’l & Co.-Dabur India, Ltd.†	287,795	1,192,192
Merrill Lynch Int’l & Co.-Federal Bank Ltd.†	1,102,341	1,140,203

Total Equity Certificates
(cost $5,108,286)		6,272,606

WARRANTS - 0.0%

Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50)† (cost $0)	27,795	1,426

Total Long-Term Investment Securities
(cost $487,023,150)		543,848,090

SHORT-TERM INVESTMENT SECURITIES - 4.8%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(3)	22,253,997	22,253,997

U.S. Government Agencies - 0.8%

Federal Home Loan Bank Disc Notes 0.10% due 12/01/2016	$ 4,254,000	4,254,000

Total Short-Term Investment Securities
(cost $26,507,997)		26,507,997

REPURCHASE AGREEMENTS - 0.9%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $4,909,001 collateralized by $4,740,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $5,009,801 (cost $4,909,000)	4,909,000	4,909,000

TOTAL INVESTMENTS
(cost $518,440,147)(2)	104.1%	575,265,087
Liabilities in excess of other assets	(4.1)	(22,416,687)

NET ASSETS	100.0%	$552,848,400

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $13,572,980 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $23,105,003. This was secured by collateral of $22,253,997, which was received in cash and subsequently invested in short-term investments currently valued at $22,253,997 as reported in the Portfolio of Investments. Additional collateral of $2,122,849 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$88,563
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 10/01/2041	240,243
Government National Mtg. Assoc.	3.00% to 3.00%	08/20/2046 to 08/20/2046	139,445
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	344,381
United States Treasury Notes/Bonds	0.13% to 4.25%	01/31/2017 to 08/15/2046	1,310,217

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of November 30, 2016.
(4)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
ADR	- American Depositary Receipt
BR	- Bearer Shares
NVDR	- Non-Voting Depositary Receipt
SDR	- Swedish Depositary Receipt
THB	- Thai Baht

Industry Allocation*

Auto/Truck Parts & Equipment-Original	4.3%
Registered Investment Companies	4.0
Containers-Paper/Plastic	3.5
E-Commerce/Services	2.5
Banks-Commercial	2.5
Oil Companies-Exploration & Production	2.5
Distribution/Wholesale	2.1
Investment Management/Advisor Services	2.1
Fisheries	2.1
Computer Services	2.0
Retail-Discount	1.9
Machinery-General Industrial	1.7
Enterprise Software/Service	1.7
Food-Misc./Diversified	1.6
Electronic Components-Misc.	1.6
E-Commerce/Products	1.6
Casino Services	1.6
Commercial Services	1.5
Retail-Restaurants	1.5
Applications Software	1.5
Chemicals-Diversified	1.5
Apparel Manufacturers	1.4
Steel-Producers	1.4
Retail-Drug Store	1.3
Medical Products	1.3
Building & Construction Products-Misc.	1.2
Photo Equipment & Supplies	1.2
Human Resources	1.2
Beverages-Non-alcoholic	1.2
Diversified Financial Services	1.1
Oil-Field Services	1.1
Building & Construction-Misc.	1.1
Chemicals-Specialty	1.1
Real Estate Operations & Development	1.0
Hotels/Motels	1.0
Diversified Operations/Commercial Services	1.0
Retail-Home Furnishings	1.0
Food-Catering	1.0
Building Products-Cement	0.9
Beverages-Wine/Spirits	0.9
Insurance-Property/Casualty	0.9
Repurchase Agreements	0.9
Transactional Software	0.9
Medical-Drugs	0.9
Cosmetics & Toiletries	0.8
Computers-Integrated Systems	0.8
Medical Labs & Testing Services	0.8
Building-Residential/Commercial	0.8
Funeral Services & Related Items	0.8
U.S. Government Agencies	0.8
Electronic Measurement Instruments	0.7
Chemicals-Fibers	0.7
Computers-Periphery Equipment	0.7
Finance-Mortgage Loan/Banker	0.7
Retail-Apparel/Shoe	0.7
Building Products-Wood	0.6
Gambling (Non-Hotel)	0.6
Transport-Marine	0.6
E-Marketing/Info	0.6
Wireless Equipment	0.6
Medical-Biomedical/Gene	0.6
Retail-Misc./Diversified	0.6
Rental Auto/Equipment	0.6
Medical-Wholesale Drug Distribution	0.6
Brewery	0.5
Food-Wholesale/Distribution	0.5
E-Services/Consulting	0.5
Retail-Convenience Store	0.5
Leisure Products	0.5
Containers-Metal/Glass	0.5
Food-Flour & Grain	0.5
Insurance Brokers	0.5
Semiconductor Equipment	0.5
Oil Refining & Marketing	0.5
Real Estate Management/Services	0.5
Coatings/Paint	0.4
Wire & Cable Products	0.4
Aerospace/Defense	0.4
Silver Mining	0.4
Internet Financial Services	0.4
Transport-Services	0.3
Finance-Other Services	0.3
Soap & Cleaning Preparation	0.3
Precious Metals	0.3
Transport-Truck	0.3
Appliances	0.3
Respiratory Products	0.3
Machine Tools & Related Products	0.3
Gas-Distribution	0.3
Satellite Telecom	0.3
Building-Maintenance & Services	0.3
Telephone-Integrated	0.3
Rubber/Plastic Products	0.3
Machinery-Material Handling	0.3
Finance-Auto Loans	0.3
Engineering/R&D Services	0.3
Insurance-Life/Health	0.2
Explosives	0.2
Casino Hotels	0.2
Gold Mining	0.2
Food-Retail	0.2
Metal-Iron	0.2
Electric Products-Misc.	0.2
Telecommunication Equipment	0.2
Electric-Generation	0.2
Electronic Connectors	0.2
Retail-Automobile	0.2
Advertising Services	0.2
Resorts/Theme Parks	0.2
Dental Supplies & Equipment	0.2
Diversified Minerals	0.2
Female Health Care Products	0.2
Hazardous Waste Disposal	0.2
Airlines	0.2
Diversified Manufacturing Operations	0.2
Agricultural Operations	0.2
Tobacco	0.2
Food-Meat Products	0.2
Finance-Investment Banker/Broker	0.2
Electronic Components-Semiconductors	0.2
Metal Processors & Fabrication	0.2
Real Estate Investment Trusts	0.2
Internet Content-Information/News	0.2
Schools	0.1
Veterinary Products	0.1
Finance-Credit Card	0.1
Footwear & Related Apparel	0.1
Medical Instruments	0.1
Television	0.1
Office Supplies & Forms	0.1
Retail-Sporting Goods	0.1
Consumer Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Aerospace/Defense-Equipment	0.1
Finance-Consumer Loans	0.1

Computers	0.1
Paper & Related Products	0.1
Consulting Services	0.1
Industrial Gases	0.1
Machinery-Pumps	0.1
Medical Information Systems	0.1
Electric-Integrated	0.1
Bicycle Manufacturing	0.1
Instruments-Controls	0.1
Auto-Cars/Light Trucks	0.1
Home Furnishings	0.1
Office Automation & Equipment	0.1

104.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$16,228,106	$—	$0	$16,228,106
Other Countries	521,345,952	—	—	521,345,952
Equity Certificates	—	6,272,606	—	6,272,606
Warrants	1,426	—	—	1,426
Short-Term Investment Securities:
Registered Investment Companies	22,253,997	—	—	22,253,997
U.S. Government Agencies	—	4,254,000	—	4,254,000
Repurchase Agreements	—	4,909,000	—	4,909,000

Total Investments at Value	$559,829,481	$15,435,606	$0	$575,265,087

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 1.1%

Omnicom Group, Inc.	29,434	$2,558,992

Aerospace/Defense - 3.0%

General Dynamics Corp.	7,616	1,335,465
Northrop Grumman Corp.	3,189	796,134
Raytheon Co.	33,231	4,969,364

		7,100,963

Aerospace/Defense-Equipment - 2.1%

Harris Corp.	12,477	1,292,118
United Technologies Corp.	32,858	3,539,464

		4,831,582

Agricultural Chemicals - 1.1%

CF Industries Holdings, Inc.	62,944	1,821,599
Potash Corp. of Saskatchewan, Inc.	38,743	706,285

		2,527,884

Agricultural Operations - 0.7%

Archer-Daniels-Midland Co.	35,406	1,530,601

Airlines - 1.7%

Delta Air Lines, Inc.	54,257	2,614,102
United Continental Holdings, Inc.†	18,964	1,307,568

		3,921,670

Applications Software - 0.3%

Microsoft Corp.	11,434	689,013

Banks-Commercial - 0.6%

BB&T Corp.	32,103	1,452,661

Banks-Super Regional - 5.0%

Comerica, Inc.	23,296	1,485,120
Fifth Third Bancorp	41,883	1,089,795
PNC Financial Services Group, Inc.	31,294	3,459,239
SunTrust Banks, Inc.	36,039	1,872,226
US Bancorp	38,227	1,896,824
Wells Fargo & Co.	37,238	1,970,635

		11,773,839

Beverages-Non-alcoholic - 1.5%

Coca-Cola Co.	35,492	1,432,102
Coca-Cola European Partners PLC	35,775	1,161,257
PepsiCo, Inc.	8,591	859,959

		3,453,318

Brewery - 1.3%

Molson Coors Brewing Co., Class B	30,903	3,029,421

Building Products-Cement - 2.2%

Martin Marietta Materials, Inc.	11,767	2,582,268
Vulcan Materials Co.	20,015	2,514,885

		5,097,153

Cellular Telecom - 0.3%

Vodafone Group PLC ADR	33,039	807,473

Chemicals-Diversified - 0.8%

Dow Chemical Co.	14,042	782,420
Westlake Chemical Corp.	20,521	1,214,228

		1,996,648

Commercial Services-Finance - 0.2%

Total System Services, Inc.	7,559	372,054

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†#	10,474	862,324

Computer Services - 0.5%

Teradata Corp.†#	44,182	1,186,287

Computers - 0.6%

Apple, Inc.	13,014	1,438,307

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	19,729	1,073,060

Containers-Paper/Plastic - 1.1%

Packaging Corp. of America	29,240	2,478,382

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	15,806	1,303,363
Unilever PLC ADR#	18,017	720,319

		2,023,682

Cruise Lines - 0.5%

Carnival Corp.	24,002	1,233,943

Diagnostic Equipment - 0.8%

Abbott Laboratories	47,000	1,789,290

Diversified Banking Institutions - 10.6%

Bank of America Corp.	301,301	6,363,477
Citigroup, Inc.	30,016	1,692,602
Goldman Sachs Group, Inc.	22,908	5,023,495
JPMorgan Chase & Co.	107,427	8,612,423
Morgan Stanley	75,954	3,141,458

		24,833,455

Diversified Manufacturing Operations - 0.3%

General Electric Co.	21,632	665,400

E-Commerce/Products - 0.5%

eBay, Inc.†	44,828	1,246,667

Electric Products-Misc. - 0.3%

AMETEK, Inc.	14,173	671,092

Electric-Distribution - 0.7%

PPL Corp.	50,769	1,698,731

Electric-Integrated - 0.3%

Great Plains Energy, Inc.	23,039	607,999

Electronic Components-Misc. - 0.7%

Corning, Inc.	70,446	1,692,817

Electronic Components-Semiconductors - 1.9%

Microchip Technology, Inc.	25,081	1,659,860
Texas Instruments, Inc.	36,720	2,714,710

		4,374,570

Enterprise Software/Service - 1.7%

Oracle Corp.	97,650	3,924,554

Finance-Commercial - 0.5%

CIT Group, Inc.	28,280	1,155,238

Finance-Consumer Loans - 1.5%

Synchrony Financial	104,413	3,608,513

Finance-Credit Card - 0.4%

American Express Co.	11,614	836,673

Finance-Investment Banker/Broker - 2.5%

Charles Schwab Corp.	48,147	1,861,363
E*TRADE Financial Corp.†	64,995	2,242,977
Raymond James Financial, Inc.	25,769	1,853,822

		5,958,162

Food-Confectionery - 0.2%

J.M. Smucker Co.	3,676	462,992

Food-Misc./Diversified - 3.4%

ConAgra Brands, Inc.	90,167	3,308,227
General Mills, Inc.	7,178	437,427
Kellogg Co.	29,805	2,145,960
Lamb Weston Holdings, Inc.†	28,839	965,530
Mondelez International, Inc., Class A	25,682	1,059,126

		7,916,270

Instruments-Controls - 1.2%

Honeywell International, Inc.	25,197	2,870,946

Insurance-Life/Health - 1.8%

Prudential Financial, Inc.	41,996	4,224,798

Insurance-Multi-line - 3.2%

Chubb, Ltd.	17,912	2,292,736
Hartford Financial Services Group, Inc.	34,199	1,611,457
Voya Financial, Inc.	89,379	3,474,162

		7,378,355

Insurance-Property/Casualty - 0.7%

XL Group, Ltd.	44,810	1,618,985

Insurance-Reinsurance - 3.0%

Berkshire Hathaway, Inc., Class B†	45,012	7,086,689

Investment Management/Advisor Services - 0.5%

Invesco, Ltd.	38,966	1,220,026

Medical Instruments - 0.7%

Boston Scientific Corp.†	86,024	1,760,051

Medical Labs & Testing Services - 0.9%

Laboratory Corp. of America Holdings†	16,792	2,113,273

Medical Products - 0.3%

Zimmer Biomet Holdings, Inc.	7,988	813,658

Medical-Drugs - 5.3%

Bristol-Myers Squibb Co.	21,794	1,230,054
Eli Lilly & Co.	19,643	1,318,438
Johnson & Johnson	15,549	1,730,604
Merck & Co., Inc.	82,221	5,031,103
Novartis AG ADR	18,541	1,274,879
Pfizer, Inc.	59,829	1,922,904

		12,507,982

Medical-HMO - 1.7%

Humana, Inc.	6,520	1,386,413
UnitedHealth Group, Inc.	16,058	2,542,302

		3,928,715

Medical-Wholesale Drug Distribution - 0.6%

AmerisourceBergen Corp.	17,408	1,357,650

Multimedia - 2.3%

Time Warner, Inc.	40,421	3,711,456
Viacom, Inc., Class B	20,780	778,834
Walt Disney Co.	8,038	796,727

		5,287,017

Networking Products - 1.8%

Cisco Systems, Inc.	140,382	4,186,191

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	12,044	668,322

Oil Companies-Exploration & Production - 7.2%

Anadarko Petroleum Corp.	41,161	2,846,283
EOG Resources, Inc.	42,185	4,324,806
Noble Energy, Inc.	32,253	1,230,775
Occidental Petroleum Corp.	89,679	6,399,493
Pioneer Natural Resources Co.	11,223	2,144,042

		16,945,399

Oil Companies-Integrated - 0.9%

Exxon Mobil Corp.	24,280	2,119,644

Oil Refining & Marketing - 2.9%

HollyFrontier Corp.#	34,963	1,005,885
Marathon Petroleum Corp.	21,887	1,029,127
Phillips 66	38,105	3,165,763
Valero Energy Corp.	25,542	1,572,366

		6,773,141

Oil-Field Services - 1.8%

Halliburton Co.	62,515	3,318,922
Schlumberger, Ltd.	10,622	892,779

		4,211,701

Pipelines - 0.7%

Kinder Morgan, Inc.	69,139	1,534,886

Real Estate Investment Trusts - 1.8%

AvalonBay Communities, Inc.	3,295	541,995
Communications Sales & Leasing, Inc.	73,240	1,825,873
Equity Residential	19,069	1,144,331
Weyerhaeuser Co.	23,027	709,922

		4,222,121

Retail-Discount - 0.3%

Target Corp.	10,408	803,914

Retail-Drug Store - 1.1%

CVS Health Corp.	11,941	918,143
Walgreens Boots Alliance, Inc.	18,727	1,586,739

		2,504,882

Retail-Office Supplies - 0.7%

Staples, Inc.	179,042	1,731,336

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.	34,901	1,071,112

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	6,451	478,922

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	52,678	1,696,232

Telephone-Integrated - 0.6%

Verizon Communications, Inc.	29,391	1,466,611

Transport-Rail - 0.4%

CSX Corp.	24,489	876,951

Vitamins & Nutrition Products - 0.3%

Mead Johnson Nutrition Co.	10,674	769,489

Web Portals/ISP - 1.1%

Alphabet, Inc., Class A†	3,265	2,533,248

Total Common Stocks (cost $201,721,975)		229,643,927

EXCHANGE-TRADED FUNDS - 0.6%

iShares Russell 1000 Value ETF (cost $1,347,812)	12,386	1,361,345

Total Long-Term Investment Securities (cost $203,069,787)		231,005,272

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Commercial Paper - 1.1%

BNP Paribas SA NY 0.30% due 12/01/2016	$2,500,000	2,500,000

Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	871,961	871,961

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	321,000	321,000

Total Short-Term Investment Securities (cost $3,692,961)		3,692,961

TOTAL INVESTMENTS (cost $206,762,748)(3)	100.4%	234,698,233
Liabilities in excess of other assets	(0.4)	(821,619)

NET ASSETS	100.0%	$233,876,614

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of November 30, 2016.
(2)	At November 30, 2016, the Fund had loaned securities with a total value of $3,187,470. This was secured by collateral of $871,961, which was received in cash and subsequently invested in short-term investments currently valued at $871,961 as reported in the Portfolio of Investments. Additional collateral of $2,373,911 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	$1,172,301
United States Treasury Notes/Bonds	0.13% to 4.25%	01/31/2017 to 08/15/2045	1,201,610

(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
ETF	- Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$229,643,927	$—	$—	$229,643,927
Exchange Traded-Funds	1,361,345	—	—	1,361,345
Short-Term Investment Securities:
Registered Investment Companies	871,961	—	—	871,961
Other Short-Term Investment Securities	—	2,821,000	—	2,821,000

Total Investments at Value	$231,877,233	$2,821,000	$—	$234,698,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.9%
Aerospace/Defense-Equipment - 1.5%

Harris Corp.	17,149	$1,775,950

Airlines - 1.8%

Spirit Airlines, Inc.†	38,000	2,112,800

Applications Software - 1.2%

ServiceNow, Inc.†	17,070	1,419,371

Auction Houses/Art Dealers - 1.5%

KAR Auction Services, Inc.	40,789	1,719,664

Auto/Truck Parts & Equipment-Original - 1.4%

Delphi Automotive PLC	24,860	1,591,040

Beverages-Non-alcoholic - 1.4%

Monster Beverage Corp.†	36,990	1,655,302

Beverages-Wine/Spirits - 1.6%

Constellation Brands, Inc., Class A	12,060	1,822,748

Building Products-Air & Heating - 1.8%

Johnson Controls International PLC	47,456	2,134,571

Building Products-Cement - 1.9%

Vulcan Materials Co.	17,730	2,227,774

Building Products-Doors & Windows - 1.4%

Masonite International Corp.†	25,220	1,634,256

Building-Maintenance & Services - 1.3%

Rollins, Inc.#	46,376	1,490,061

Building-Mobile Home/Manufactured Housing - 1.6%

Thor Industries, Inc.	17,940	1,804,226

Cable/Satellite TV - 1.7%

Liberty Broadband Corp., Class C†	28,000	1,996,680

Coatings/Paint - 1.0%

Sherwin-Williams Co.	4,460	1,198,268

Commercial Services - 2.9%

Aramark	47,135	1,621,915
CoStar Group, Inc.†	8,981	1,716,359

		3,338,274

Commercial Services-Finance - 6.2%

S&P Global, Inc.	12,150	1,445,728
Total System Services, Inc.	40,240	1,980,613
TransUnion†	52,860	1,576,814
WEX, Inc.†	19,090	2,109,636

		7,112,791

Computer Services - 1.3%

EPAM Systems, Inc.†#	23,578	1,553,790

Consulting Services - 1.1%

Gartner, Inc.†	12,840	1,320,209

Containers-Paper/Plastic - 1.9%

Berry Plastics Group, Inc.†	43,030	2,141,603

Data Processing/Management - 3.7%

Acxiom Corp.†	63,941	1,696,355
Fidelity National Information Services, Inc.	33,650	2,597,443

		4,293,798

Distribution/Wholesale - 3.1%

HD Supply Holdings, Inc.†	58,330	2,288,869
Pool Corp.	12,480	1,255,613

		3,544,482

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	13,890	1,558,041

Drug Delivery Systems - 0.9%

DexCom, Inc.†#	16,580	1,082,508

E-Commerce/Services - 1.3%

MercadoLibre, Inc.	9,690	1,529,276

Electronic Components-Semiconductors - 2.4%

Broadcom, Ltd.	6,820	1,162,742
Micron Technology, Inc.†	80,700	1,576,071

		2,738,813

Electronic Measurement Instruments - 1.3%

FLIR Systems, Inc.	40,260	1,445,737

Electronic Security Devices - 1.9%

Allegion PLC	33,660	2,252,191

Enterprise Software/Service - 4.1%

Guidewire Software, Inc.†	28,580	1,592,192
Tyler Technologies, Inc.†	10,930	1,627,477
Ultimate Software Group, Inc.†	7,250	1,485,742

		4,705,411

Entertainment Software - 2.1%

Electronic Arts, Inc.†#	30,800	2,440,592

Finance-Consumer Loans - 1.2%

SLM Corp.†	141,980	1,429,739

Finance-Investment Banker/Broker - 1.1%

Raymond James Financial, Inc.	17,380	1,250,317

Finance-Other Services - 3.5%

Intercontinental Exchange, Inc.	43,800	2,426,520
SEI Investments Co.	34,433	1,624,549

		4,051,069

Food-Canned - 1.0%

TreeHouse Foods, Inc.†	16,210	1,123,677

Internet Security - 1.3%

Symantec Corp.	63,880	1,558,033

Lighting Products & Systems - 2.1%

Acuity Brands, Inc.	7,205	1,811,409
Universal Display Corp.†#	10,630	580,930

		2,392,339

Medical Instruments - 4.8%

Boston Scientific Corp.†	72,580	1,484,987
Integra LifeSciences Holdings Corp.†	22,540	1,821,232
Intuitive Surgical, Inc.†	3,440	2,214,465

		5,520,684

Medical Products - 1.1%

Zimmer Biomet Holdings, Inc.	13,000	1,324,180

Medical-Biomedical/Gene - 2.1%

BioMarin Pharmaceutical, Inc.†	13,330	1,141,448
Incyte Corp.†	12,970	1,326,701

		2,468,149

Medical-Hospitals - 1.1%

Surgical Care Affiliates, Inc.†#	28,877	1,214,278

Non-Hazardous Waste Disposal - 2.4%

Waste Connections, Inc.	36,472	2,787,920

Oil Companies-Exploration & Production - 0.8%

Diamondback Energy, Inc.†	8,750	943,688

Real Estate Management/Services - 1.6%

CBRE Group, Inc., Class A†	62,020	1,801,061

Resorts/Theme Parks - 2.8%

Six Flags Entertainment Corp.	31,870	1,836,987
Vail Resorts, Inc.	8,590	1,360,656

		3,197,643

Retail-Apparel/Shoe - 2.4%

Burlington Stores, Inc.†	20,170	1,773,346
L Brands, Inc.	14,050	986,591

		2,759,937

Retail-Auto Parts - 2.8%

O’Reilly Automotive, Inc.†	11,860	3,255,570

Schools - 1.2%

Bright Horizons Family Solutions, Inc.†	20,730	1,426,639

Semiconductor Components-Integrated Circuits - 0.8%

NXP Semiconductors NV†	9,170	909,206

Telecom Equipment-Fiber Optics - 1.2%

Finisar Corp.†	40,910	1,359,439

Telephone-Integrated - 2.3%

Zayo Group Holdings, Inc.†	75,732	2,612,754

Theaters - 1.6%

Cinemark Holdings, Inc.	45,859	1,827,023

Toys - 1.0%

Nintendo Co., Ltd. ADR#	39,370	1,213,777

Transport-Rail - 1.4%

Kansas City Southern	18,350	1,627,828

Veterinary Diagnostics - 1.7%

VCA, Inc.†	30,600	1,915,560

Total Long-Term Investment Securities
(cost $106,463,908)		115,610,737

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 2.8%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)
(cost $3,198,372)	3,198,372	3,198,372

REPURCHASE AGREEMENTS - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount $375,000 collateralized by $365,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $385,776

(cost $375,000)	$375,000	375,000

TOTAL INVESTMENTS
(cost $110,037,280)(3)	103.0%	119,184,109
Liabilities in excess of other assets	(3.0)	(3,520,695)

NET ASSETS	100.0%	$115,663,414

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $7,607,424. This was secured by collateral of $3,198,372, which was received in cash and subsequently invested in short-term investments currently valued at $3,198,372 as reported in the Portfolio of Investments. Additional collateral of $4,748,027 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	$1,482,475
United States Treasury Notes/Bonds	0.13 to 7.63%	01/15/2017 to 05/15/2046	3,265,552

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,610,737	$—	$—	$115,610,737
Short-Term Investment Securities	3,198,372	—	—	3,198,372
Repurchase Agreements	—	375,000	—	375,000

Total Investments at Value	$118,809,109	$375,000	$—	$119,184,109

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 1.2%

Interpublic Group of Cos., Inc.	374,412	$9,012,097
Omnicom Group, Inc.#	39,659	3,447,953

		12,460,050

Aerospace/Defense-Equipment - 2.7%

Curtiss-Wright Corp.	36,035	3,622,238
Harris Corp.	157,312	16,291,231
Moog, Inc., Class A†	115,983	8,099,093

		28,012,562

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	123,096	3,562,398

Apparel Manufacturers - 0.7%

Global Brands Group Holding, Ltd.†	44,193,430	6,894,095

Applications Software - 0.1%

Verint Systems, Inc.†	31,127	1,168,819

Auto/Truck Parts & Equipment-Original - 0.9%

BorgWarner, Inc.#	65,810	2,342,836
Tenneco, Inc.†#	60,156	3,546,196
WABCO Holdings, Inc.†	30,047	2,959,930

		8,848,962

Banks-Commercial - 4.6%

Bank of the Ozarks, Inc.#	119,892	5,817,160
BankUnited, Inc.	126,437	4,479,663
BB&T Corp.	88,005	3,982,226
East West Bancorp, Inc.	115,732	5,541,248
IBERIABANK Corp.#	72,790	6,030,651
MB Financial, Inc.	92,100	3,985,167
South State Corp.	60,858	5,169,887
Zions Bancorporation#	318,492	12,672,797

		47,678,799

Banks-Fiduciary - 0.3%

State Street Corp.	45,401	3,577,599

Banks-Super Regional - 3.9%

Comerica, Inc.	219,727	14,007,596
Fifth Third Bancorp	377,547	9,823,773
Huntington Bancshares, Inc.	663,604	8,268,506
SunTrust Banks, Inc.	143,555	7,457,682

		39,557,557

Beverages-Non-alcoholic - 0.2%

Coca-Cola European Partners PLC	70,778	2,297,454

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A	6,836	1,033,193

Building & Construction Products-Misc. - 0.8%

Louisiana-Pacific Corp.†	436,137	8,434,890

Building Products-Doors & Windows - 0.6%

Sanwa Holdings Corp.	627,485	6,197,789

Building Products-Wood - 0.5%

Masco Corp.	162,289	5,136,447

Building-Residential/Commercial - 1.7%

D.R. Horton, Inc.	137,993	3,825,166
Lennar Corp., Class A	168,714	7,177,094
PulteGroup, Inc.	163,304	3,079,913
Toll Brothers, Inc.†	98,509	2,921,777

		17,003,950

Cellular Telecom - 0.3%

Millicom International Cellular SA SDR	76,806	3,242,861

Chemicals-Diversified - 1.1%

Celanese Corp., Series A	104,596	8,296,555
PPG Industries, Inc.	26,858	2,576,488

		10,873,043

Chemicals-Specialty - 1.4%

Cabot Corp.	93,354	4,754,519
Methanex Corp.#	229,069	10,079,036

		14,833,555

Commercial Services-Finance - 1.1%

IHS Markit, Ltd.†	161,905	5,818,865
Moody’s Corp.	15,338	1,541,469
Total System Services, Inc.	70,008	3,445,794

		10,806,128

Computer Services - 1.3%

Amdocs, Ltd.	139,745	8,240,763
Computer Sciences Corp.	43,465	2,635,283
Leidos Holdings, Inc.	47,552	2,434,662

		13,310,708

Computer Software - 0.6%

SS&C Technologies Holdings, Inc.	193,554	5,808,556

Computers-Memory Devices - 0.1%

Western Digital Corp.	24,175	1,538,981

Consulting Services - 0.7%

Booz Allen Hamilton Holding Corp.	183,229	6,927,888

Containers-Metal/Glass - 0.4%

Crown Holdings, Inc.†	79,600	4,329,444

Containers-Paper/Plastic - 3.0%

Bemis Co., Inc.	111,187	5,567,133
Berry Plastics Group, Inc.†	106,155	5,283,334
Graphic Packaging Holding Co.	509,441	6,403,674
Packaging Corp. of America	51,608	4,374,294
Sealed Air Corp.	111,257	5,073,319
WestRock Co.	86,695	4,438,784

		31,140,538

Cruise Lines - 0.6%

Norwegian Cruise Line Holdings, Ltd.†#	155,495	6,190,256

Data Processing/Management - 0.8%

Fidelity National Information Services, Inc.	105,008	8,105,568

Decision Support Software - 0.2%

MSCI, Inc.	27,709	2,183,469

Dialysis Centers - 0.3%

DaVita, Inc.†	52,461	3,323,404

Distribution/Wholesale - 1.3%

HD Supply Holdings, Inc.†	71,511	2,806,092
WESCO International, Inc.†	147,728	10,030,731

		12,836,823

Diversified Manufacturing Operations - 1.1%

Ingersoll-Rand PLC	90,683	6,759,511
Textron, Inc.	88,333	4,065,968

		10,825,479

E-Commerce/Products - 0.4%

eBay, Inc.†	158,200	4,399,542

E-Commerce/Services - 0.6%

Expedia, Inc.	25,535	3,167,617
IAC/InterActiveCorp	48,548	3,270,193

		6,437,810

Electric-Integrated - 4.4%

Alliant Energy Corp.	285,097	10,240,684
Ameren Corp.	58,470	2,872,046
American Electric Power Co., Inc.	115,922	6,845,194
Edison International	114,743	7,890,876
FirstEnergy Corp.	39,597	1,238,990
Great Plains Energy, Inc.	288,035	7,601,244
PG&E Corp.	92,099	5,415,421
Portland General Electric Co.	70,386	2,928,058

		45,032,513

Electronic Components-Misc. - 0.7%

Flex, Ltd.†	333,330	4,746,619
Jabil Circuit, Inc.	121,370	2,566,976

		7,313,595

Electronic Components-Semiconductors - 4.0%

Broadcom, Ltd.	15,509	2,644,129
Microsemi Corp.†#	344,405	18,856,174
ON Semiconductor Corp.†	215,364	2,536,988
Qorvo, Inc.†#	172,494	9,212,905
Silicon Motion Technology Corp. ADR	169,870	7,812,321

		41,062,517

Electronic Connectors - 0.4%

TE Connectivity, Ltd.	58,698	3,970,333

Electronic Measurement Instruments - 0.5%

Keysight Technologies, Inc.†	138,622	5,105,448

Electronic Parts Distribution - 1.7%

Arrow Electronics, Inc.†	257,862	17,604,239

Engineering/R&D Services - 0.2%

Fluor Corp.#	39,322	2,104,120

Entertainment Software - 1.1%

Activision Blizzard, Inc.	198,861	7,280,301
NetEase, Inc. ADR	17,388	3,896,651

		11,176,952

Finance-Auto Loans - 0.2%

Ally Financial, Inc.	85,896	1,668,100

Finance-Consumer Loans - 0.9%

Navient Corp.	240,630	4,146,055
SLM Corp.†	283,793	2,857,795
Synchrony Financial	50,857	1,757,618

		8,761,468

Finance-Credit Card - 1.3%

Alliance Data Systems Corp.	13,433	3,073,202
Discover Financial Services	146,511	9,929,050

		13,002,252

Finance-Investment Banker/Broker - 2.0%

Charles Schwab Corp.	39,189	1,515,047
Raymond James Financial, Inc.	153,446	11,038,905
TD Ameritrade Holding Corp.	200,153	8,208,275

		20,762,227

Finance-Other Services - 0.3%

SEI Investments Co.	72,531	3,422,013

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†	81,997	6,258,831

Food-Misc./Diversified - 0.4%

Ingredion, Inc.	34,148	4,008,292

Gas-Distribution - 1.2%

UGI Corp.	265,085	11,875,808

Home Decoration Products - 0.5%

Newell Brands, Inc.	119,709	5,627,520

Human Resources - 1.3%

ManpowerGroup, Inc.	66,449	5,675,409
Robert Half International, Inc.	164,794	7,394,307

		13,069,716

Instruments-Controls - 0.4%

Sensata Technologies Holding NV†	101,797	3,804,154

Insurance Brokers - 1.3%

Aon PLC	73,779	8,418,184
Marsh & McLennan Cos., Inc.	72,604	5,032,183

		13,450,367

Insurance-Life/Health - 1.9%

Torchmark Corp.	50,770	3,558,469
Unum Group	369,354	15,612,594

		19,171,063

Insurance-Multi-line - 1.3%

Allstate Corp.	71,221	4,979,772
Assurant, Inc.	44,578	3,848,864
Loews Corp.	97,421	4,349,848

		13,178,484

Insurance-Property/Casualty - 2.7%

Alleghany Corp.†	13,578	7,711,625
Hanover Insurance Group, Inc.	46,610	4,035,960
WR Berkley Corp.	71,604	4,424,411
XL Group, Ltd.	310,738	11,226,964

		27,398,960

Insurance-Reinsurance - 2.2%

Argo Group International Holdings, Ltd.	55,203	3,502,631
Reinsurance Group of America, Inc.	156,903	19,150,011

		22,652,642

Medical Instruments - 0.9%

Boston Scientific Corp.†	275,574	5,638,244
Bruker Corp.	64,576	1,464,584
St. Jude Medical, Inc.	26,873	2,128,341

		9,231,169

Medical Labs & Testing Services - 0.6%

ICON PLC†	16,514	1,249,119
Laboratory Corp. of America Holdings†	35,003	4,405,128

		5,654,247

Medical Products - 0.7%

Becton Dickinson and Co.	24,062	4,068,884

Zimmer Biomet Holdings, Inc.	25,595	2,607,107

		6,675,991

Medical-Drugs - 0.4%

Endo International PLC†#	229,017	3,666,562

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC#	15,588	1,345,868

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†#	108,777	4,134,614
Envision Healthcare Holdings, Inc.†	291,899	6,631,945
Universal Health Services, Inc., Class B	16,195	1,992,309

		12,758,868

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	48,343	3,432,836

Metal Processors & Fabrication - 0.3%

Timken Co.	68,335	2,668,482

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.#	27,201	1,656,269

Multimedia - 0.3%

Quebecor, Inc., Class B	95,635	2,592,176

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	17,991	1,296,431

Oil Companies-Exploration & Production - 8.9%

Anadarko Petroleum Corp.	38,394	2,654,945
Cimarex Energy Co.	10,652	1,468,698
Cobalt International Energy, Inc.†#	449,200	606,420
Diamondback Energy, Inc.†	196,802	21,225,096
Energen Corp.	224,428	13,930,246
EQT Corp.#	71,856	5,035,668
Gulfport Energy Corp.†	79,684	2,047,082
Marathon Oil Corp.	321,116	5,799,355
Newfield Exploration Co.†	338,320	15,298,830
Parsley Energy, Inc., Class A†	214,407	8,179,627
QEP Resources, Inc.	436,547	8,582,514
Rice Energy, Inc.†	57,598	1,402,511
RSP Permian, Inc.†	117,184	5,232,266

		91,463,258

Oil Refining & Marketing - 0.5%

HollyFrontier Corp.#	42,218	1,214,612
Marathon Petroleum Corp.	92,683	4,357,955

		5,572,567

Oil-Field Services - 0.4%

NOW, Inc.†	163,460	3,520,928
Trican Well Service, Ltd.†	368,985	1,013,590

		4,534,518

Power Converter/Supply Equipment - 1.2%

Generac Holdings, Inc.†#	110,862	4,543,125
Hubbell, Inc.	71,870	8,069,563

		12,612,688

Publishing-Books - 0.4%

John Wiley & Sons, Inc., Class A	77,583	4,255,428

Real Estate Investment Trusts - 8.3%

American Assets Trust, Inc.	126,775	5,078,607
American Homes 4 Rent, Class A	78,818	1,660,695
Boston Properties, Inc.	59,511	7,372,223
Douglas Emmett, Inc.	93,694	3,437,633
Equity LifeStyle Properties, Inc.	82,895	5,755,400
Equity Residential	71,820	4,309,918
Essex Property Trust, Inc.	12,797	2,763,128
Extra Space Storage, Inc.	52,481	3,682,067
Forest City Realty Trust, Inc., Class A	154,605	2,858,646
General Growth Properties, Inc.	128,479	3,255,658
Kilroy Realty Corp.	32,961	2,384,399
Kimco Realty Corp.	182,457	4,659,952
LaSalle Hotel Properties	168,679	4,734,820
Life Storage, Inc.	44,097	3,581,999
Macerich Co.	36,172	2,455,717
PS Business Parks, Inc.	67,077	7,494,513
Regency Centers Corp.	97,160	6,494,174
SL Green Realty Corp.	72,909	7,681,692
STORE Capital Corp.	220,731	5,456,470

		85,117,711

Recreational Vehicles - 0.6%

Brunswick Corp.	126,139	6,322,087

Rental Auto/Equipment - 0.1%

Herc Holdings, Inc.†	34,289	1,362,645

Retail-Apparel/Shoe - 0.4%

DSW, Inc., Class A	192,322	4,569,571

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	17,080	2,898,818

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	43,112	1,970,218

Retail-Restaurants - 0.2%

Bloomin’ Brands, Inc.	137,787	2,562,838

Retirement/Aged Care - 0.2%

Brookdale Senior Living, Inc.†	139,169	1,618,535

Rubber-Tires - 0.7%

Goodyear Tire & Rubber Co.	217,867	6,686,338

Savings & Loans/Thrifts - 0.7%

Provident Financial Services, Inc.	193,471	5,212,109
Sterling Bancorp	98,800	2,247,700

		7,459,809

Shipbuilding - 0.7%

Huntington Ingalls Industries, Inc.	37,702	6,739,610

Steel-Producers - 0.5%

Steel Dynamics, Inc.	148,559	5,270,873

Telecommunication Equipment - 0.7%

CommScope Holding Co., Inc.†	193,020	6,944,860

Tools-Hand Held - 0.7%

Stanley Black & Decker, Inc.	63,994	7,591,608

Toys - 0.3%

Hasbro, Inc.	35,691	3,047,654

Transport-Rail - 0.7%

Genesee & Wyoming, Inc., Class A†	98,574	7,531,054

Transport-Services - 0.3%

Ryder System, Inc.	39,317	3,078,521

Transport-Truck - 0.7%

Knight Transportation, Inc.#	213,849	7,484,715

Total Long-Term Investment Securities
(cost $861,081,322)		1,008,135,054

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 3.2%

State Street Institutional Liquid Reserves Fund Administrative Class
0.22%(3)	8,346,219	8,347,054
State Street Navigator Securities Lending Prime Portfolio
0.26%(1)(3)	24,274,093	24,274,093

Total Short-Term Investment Securities (cost $32,621,029)		32,621,147

REPURCHASE AGREEMENTS - 0.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $6,054,002 collateralized by $5,900,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $6,235,828

(cost $6,054,000)	$6,054,000	6,054,000

TOTAL INVESTMENTS
(cost $899,756,351)(2)	102.0%	1,046,810,201
Liabilities in excess of other assets	(2.0)	(20,061,489)

NET ASSETS	100.0%	$1,026,748,712

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $63,528,991. This was secured by collateral of $24,274,093, which was received in cash and subsequently invested in short-term investments currently valued at $24,274,093 as reported in the Portfolio of Investments. Additional collateral of $39,531,387 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	$22,275,647
United States Treasury Notes/Bonds	0.13% to 4.25%	01/31/2017 to 08/15/2045	17,255,740

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of November 30, 2016.

ADR - American Depositary Receipt

SDR - Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,008,135,054	$—	$—	$1,008,135,054
Short-Term Investment Securities	32,621,147	—	—	32,621,147
Repurchase Agreements	—	6,054,000	—	6,054,000

Total Investments at Value	$1,040,756,201	$6,054,000	$—	$1,046,810,201

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 36.8%

VALIC Co. I Blue Chip Growth Fund	952,326	$15,361,022
VALIC Co. I Dividend Value Fund	1,899,328	23,988,518
VALIC Co. I Mid Cap Index Fund	1,334,926	36,483,516
VALIC Co. I Mid Cap Strategic Growth Fund	358,724	4,756,676
VALIC Co. I Nasdaq-100 Index Fund	703,028	7,445,066
VALIC Co. I Science & Technology Fund	300,085	6,886,942
VALIC Co. I Small Cap Index Fund	2,268,249	46,862,030
VALIC Co. I Small Cap Special Values Fund	1,641,580	22,883,627
VALIC Co. I Stock Index Fund	446,404	15,659,850
VALIC Co. I Value Fund	276,498	4,374,196
VALIC Co. II Capital Appreciation Fund	1,229,003	19,356,792
VALIC Co. II Large Cap Value Fund	710,335	13,908,353
VALIC Co. II Mid Cap Growth Fund	656,033	5,536,922
VALIC Co. II Mid Cap Value Fund	2,384,516	51,100,171
VALIC Co. II Small Cap Growth Fund	550,994	7,972,878
VALIC Co. II Small Cap Value Fund	1,848,271	27,779,510

Total Domestic Equity Investment Companies
(cost $275,417,338)		310,356,069

Domestic Fixed Income Investment Companies - 39.4%

VALIC Co. I Capital Conservation Fund	1,730,635	17,029,452
VALIC Co. I Government Securities Fund	955,589	10,215,242
VALIC Co. I Inflation Protected Fund	3,721,580	40,267,497
VALIC Co. II Core Bond Fund	5,925,013	64,938,143
VALIC Co. II High Yield Bond Fund	12,036,830	90,757,700
VALIC Co. II Strategic Bond Fund	9,844,041	108,875,095

Total Domestic Fixed Income Investment Companies
(cost $336,045,127)		332,083,129

International Equity Investment Companies - 14.8%

VALIC Co. I Emerging Economies Fund	4,683,529	31,894,831
VALIC Co. I Foreign Value Fund	3,167,539	29,616,491
VALIC Co. I International Equities Index Fund	4,283,982	26,260,810
VALIC Co. I International Growth Fund	1,715,589	19,163,130
VALIC Co. II International Opportunities Fund	1,193,186	18,219,945

Total International Equity Investment Companies
(cost $133,936,232)		125,155,207

International Fixed Income Investment Companies - 1.2%

VALIC Co. I International Government Bond Fund
(cost $10,557,252)	891,558	9,914,127

Real Estate Investment Companies - 7.8%

VALIC Co. I Global Real Estate Fund
(cost $71,430,635)	8,591,897	66,071,686

TOTAL INVESTMENTS
(cost $827,386,584)(2)	100.0%	843,580,218
Liabilities in excess of other assets	(0.0)	(123,351)

NET ASSETS	100.0%	$843,456,867

#	The Moderate Growth Lifestyle Fund invests in various VALIC Complany I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
(1)	See Note 4.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$843,580,218	$—	$—	$843,580,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advanced Materials - 0.9%

Hexcel Corp.	17,716	$916,272

Aerospace/Defense-Equipment - 1.3%

HEICO Corp.	17,023	1,336,306

Alternative Waste Technology - 0.7%

Advanced Disposal Services, Inc.†	36,580	733,795

Applications Software - 1.8%

HubSpot, Inc.†	15,630	876,843
Paycom Software, Inc.†#	13,835	620,777
Tableau Software, Inc., Class A†	6,973	312,948

		1,810,568

Auto Repair Centers - 0.7%

Monro Muffler Brake, Inc.	11,694	699,301

Banks-Commercial - 2.0%

Signature Bank†	4,461	668,749
Texas Capital Bancshares, Inc.†	18,579	1,351,622

		2,020,371

Building & Construction Products-Misc. - 3.2%

Caesarstone, Ltd.†#	314	8,541
Fortune Brands Home & Security, Inc.	13,854	764,048
Summit Materials, Inc., Class A†	43,607	1,036,539
Trex Co., Inc.†	20,670	1,359,879

		3,169,007

Building Products-Air & Heating - 1.1%

Lennox International, Inc.	7,498	1,114,728

Building Products-Cement - 1.3%

Eagle Materials, Inc.	13,744	1,335,917

Building Products-Doors & Windows - 1.4%

Masonite International Corp.†	20,999	1,360,735

Building-Residential/Commercial - 0.6%

TRI Pointe Group, Inc.†	54,103	628,677

Casino Hotels - 1.3%

Boyd Gaming Corp.†	70,660	1,331,234

Commercial Services - 0.9%

CoStar Group, Inc.†	4,756	908,919

Computer Software - 2.0%

Cornerstone OnDemand, Inc.†	22,282	800,147
Envestnet, Inc.†	33,725	1,217,472

		2,017,619

Computers - 0.4%

Nutanix, Inc., Class A†#	11,630	372,160

Computers-Memory Devices - 0.4%

Nimble Storage, Inc.†	49,076	371,996

Cosmetics & Toiletries - 0.8%

elf Beauty, Inc.†	26,120	821,996

Diagnostic Equipment - 1.1%

GenMark Diagnostics, Inc.†	93,057	1,081,322

Distribution/Wholesale - 2.4%

G-III Apparel Group, Ltd.†	16,430	446,239
Pool Corp.	10,301	1,036,383
Watsco, Inc.	6,055	902,195

		2,384,817

Diversified Manufacturing Operations - 0.7%

Carlisle Cos., Inc.	6,455	724,057

Drug Delivery Systems - 0.8%

Nektar Therapeutics†	32,480	399,017
Revance Therapeutics, Inc.†#	23,141	387,612

		786,629

E-Commerce/Products - 0.9%

Wayfair, Inc., Class A†#	24,114	878,955

E-Commerce/Services - 1.5%

GrubHub, Inc.†	29,638	1,097,495
Trade Desk, Inc., Class A†	16,110	428,204

		1,525,699

E-Services/Consulting - 1.0%

Shopify, Inc.†	23,551	981,370

Educational Software - 1.5%

2U, Inc.†#	30,237	999,635
Instructure, Inc.†#	25,634	501,145

		1,500,780

Electric Products-Misc. - 1.3%

Littelfuse, Inc.	9,001	1,312,256

Electronic Components-Semiconductors - 5.3%

Cavium, Inc.†	24,845	1,416,910
Inphi Corp.†	25,897	1,169,768
MACOM Technology Solutions Holdings, Inc.†	26,348	1,312,657
Monolithic Power Systems, Inc.	16,704	1,370,396

		5,269,731

Enterprise Software/Service - 4.8%

Atlassian Corp. PLC, Class A†#	26,433	717,392
Benefitfocus, Inc.†#	22,371	610,728
Evolent Health, Inc, Class A†#	56,247	1,057,444
Guidewire Software, Inc.†	17,216	959,103
Tyler Technologies, Inc.†	3,380	503,282
Veeva Systems, Inc., Class A†	20,034	931,180

		4,779,129

Entertainment Software - 1.5%

Take-Two Interactive Software, Inc.†	30,647	1,508,752

Finance-Investment Banker/Broker - 1.6%

Evercore Partners, Inc., Class A	23,888	1,610,051

Food-Misc./Diversified - 0.4%

Snyder’s-Lance, Inc.	11,361	423,311

Food-Retail - 0.6%

Sprouts Farmers Market, Inc.†	32,546	651,245

Food-Wholesale/Distribution - 0.7%

Performance Food Group Co.†	31,880	672,668

Footwear & Related Apparel - 0.9%

Wolverine World Wide, Inc.#	40,433	910,955

Healthcare Safety Devices - 0.1%

Unilife Corp.†#	36,964	92,410

Internet Application Software - 0.8%

Zendesk, Inc.†	39,788	847,087

Internet Security - 1.6%

Imperva, Inc.†	14,422	550,199
Proofpoint, Inc.†	13,195	1,016,147

		1,566,346

Internet Telephone - 1.1%

RingCentral, Inc., Class A†	52,285	1,126,742

Investment Companies - 0.6%

PennantPark Investment Corp.#	83,545	621,575

Investment Management/Advisor Services - 1.4%

Financial Engines, Inc.#	30,924	1,077,701
WisdomTree Investments, Inc.#	26,684	295,125

		1,372,826

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	1,472	370,076

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	7,800	546,000

Machinery-General Industrial - 1.1%

Middleby Corp.†	7,863	1,077,074

Machinery-Pumps - 1.1%

Graco, Inc.	13,119	1,065,656

Medical Imaging Systems - 0.8%

Novadaq Technologies, Inc.†#	96,476	766,984

Medical Products - 1.7%

K2M Group Holdings, Inc.†#	42,681	802,403
Nevro Corp.†	12,513	951,363

		1,753,766

Medical-Biomedical/Gene - 7.3%

Acceleron Pharma, Inc.†	17,113	576,537
Arrowhead Pharmaceuticals, Inc.†#	50,202	72,291
Bellicum Pharmaceuticals, Inc.†#	36,976	662,980
Exact Sciences Corp.†#	45,524	672,390
FibroGen, Inc.†	19,340	428,381
Halozyme Therapeutics, Inc.†#	72,523	856,497
Insmed, Inc.†	35,358	482,637
Kite Pharma, Inc.†#	16,067	818,292
REGENXBIO, Inc.†	21,691	482,625
Sage Therapeutics, Inc.†#	17,858	894,864
Spark Therapeutics, Inc.†#	11,633	639,931
Ultragenyx Pharmaceutical, Inc.†#	5,674	444,217
Versartis, Inc.†	25,429	316,591

		7,348,233

Medical-Drugs - 3.4%

ACADIA Pharmaceuticals, Inc.†#	15,722	424,337
Coherus Biosciences, Inc.†	27,007	726,488
Horizon Pharma PLC†	64,404	1,275,199
Ignyta, Inc.†	42,470	265,437
Ophthotech Corp.†	3,450	105,743
TherapeuticsMD, Inc.†#	108,388	643,825

		3,441,029

Medical-HMO - 1.2%

WellCare Health Plans, Inc.†	8,481	1,162,067

Medical-Hospitals - 2.1%

Acadia Healthcare Co., Inc.†	28,277	1,074,809
Surgical Care Affiliates, Inc.†	23,901	1,005,037

		2,079,846

Miscellaneous Manufacturing - 1.6%

John Bean Technologies Corp.	17,758	1,601,772

Oil Companies-Exploration & Production - 1.5%

Diamondback Energy, Inc.†	6,841	737,802
RSP Permian, Inc.†	16,762	748,423

		1,486,225

Oil Refining & Marketing - 0.4%

Delek US Holdings, Inc.	20,054	403,286

Patient Monitoring Equipment - 0.6%

Insulet Corp.†#	19,255	647,931

Real Estate Investment Trusts - 1.1%

CubeSmart	20,605	507,913
Highwoods Properties, Inc.	13,082	628,721

		1,136,634

Real Estate Management/Services - 1.3%

RE/MAX Holdings, Inc., Class A	26,695	1,308,055

Resort/Theme Parks - 1.1%

Vail Resorts, Inc.	6,805	1,077,912

Retail-Apparel/Shoe - 2.1%

Burlington Stores, Inc.†	14,532	1,277,653
Kate Spade & Co.†	24,603	365,355
Tailored Brands, Inc.	24,496	459,545

		2,102,553

Retail-Automobile - 2.8%

Lithia Motors, Inc., Class A	13,552	1,245,429
Penske Automotive Group, Inc.	11,602	579,056
Rush Enterprises, Inc., Class A†	31,766	960,921

		2,785,406

Retail-Building Products - 0.7%

Tile Shop Holdings, Inc.†	33,680	675,284

Retail-Convenience Store - 0.8%

Casey’s General Stores, Inc.	6,942	836,164

Retail-Discount - 1.3%

Ollie’s Bargain Outlet Holdings, Inc.†#	41,704	1,253,205

Retail-Misc./Diversified - 0.5%

Sally Beauty Holdings, Inc.†	19,685	515,550

Retail-Pet Food & Supplies - 0.6%

Freshpet, Inc.†	64,107	592,990

Retail-Restaurants - 1.1%

Texas Roadhouse, Inc.	22,632	1,061,214

Savings & Loans/Thrifts - 0.5%

BofI Holding, Inc.†#	22,603	534,109

Semiconductor Equipment - 1.2%

MKS Instruments, Inc.	20,784	1,196,119

Steel Pipe & Tube - 0.7%

Advanced Drainage Systems, Inc.#	34,833	707,110

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	24,595	527,563

Therapeutics - 1.3%

Axovant Sciences, Ltd.†#	22,319	301,976
Neurocrine Biosciences, Inc.†	11,784	547,367
Portola Pharmaceuticals, Inc.†#	24,914	448,203

		1,297,546

Transport-Truck - 1.8%

Old Dominion Freight Line, Inc.†	12,405	1,082,956
XPO Logistics, Inc.†#	16,728	744,898

		1,827,854

Web Hosting/Design - 1.2%

GoDaddy, Inc., Class A†	34,903	1,233,472

Wireless Equipment - 0.4%

Quantenna Communications, Inc.†	23,094	438,555

Total Long-Term Investment Securities (cost $87,445,236)		98,435,554

SHORT-TERM INVESTMENT SECURITIES - 15.0%
Registered Investment Companies - 13.3%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	13,276,435	13,276,435

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$1,722,000	1,722,000

Total Short-Term Investment Securities (cost $14,998,435)		14,998,435

TOTAL INVESTMENTS (cost $102,443,671)(3)	113.1%	113,433,989
Liabilities in excess of other assets	(13.1)	(13,135,226)

NET ASSETS	100.0%	$100,298,763

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of November 30, 2016.
(2)	At November 30, 2016, the Fund had loaned securities with a total value of $18,245,503. This was secured by collateral of $13,276,435, which was received in cash and subsequently invested in short-term investments currently valued at $13,276,435 as reported in the Portfolio of Investments. Additional collateral of $5,977,859 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	$2,456,505
United States Treasury Notes/Bonds	0.13% to 3.63%	01/31/2017 to 08/15/2045	3,521,354

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$98,435,554	$—	$—	$98,435,554
Short-Term Investment Securities:
Registered Investment Companies	13,276,435	—	—	13,276,435
Time Deposits	—	1,722,000	—	1,722,000

Total Investments at Value	$111,711,989	$1,722,000	$—	$113,433,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Aerospace/Defense-Equipment - 1.2%

AAR Corp.	69,300	$2,556,477
Curtiss-Wright Corp.	19,200	1,929,984
Moog, Inc., Class A†	31,400	2,192,662

		6,679,123

Airlines - 0.6%

Alaska Air Group, Inc.	14,700	1,209,369
JetBlue Airways Corp.†	6,000	120,540
SkyWest, Inc.	58,200	2,144,670

		3,474,579

Applications Software - 0.1%

Bazaarvoice, Inc.†	29,300	155,290
Progress Software Corp.	14,500	428,765

		584,055

Auto-Truck Trailers - 0.3%

Wabash National Corp.†	127,200	1,754,088

Auto/Truck Parts & Equipment-Original - 1.1%

Cooper-Standard Holding, Inc.†	20,200	1,925,464
Dana, Inc.	177,400	2,996,286
Meritor, Inc.†	93,800	1,183,756
Metaldyne Performance Group, Inc.	3,500	70,700

		6,176,206

Auto/Truck Parts & Equipment-Replacement - 0.4%

Douglas Dynamics, Inc.	62,500	1,996,875

Banks-Commercial - 17.5%

1st Source Corp.	21,120	831,283
Allegiance Bancshares, Inc.†	5,800	177,480
American National Bankshares, Inc.	1,100	34,265
BancFirst Corp.	11,340	929,313
BancorpSouth, Inc.	65,800	1,878,590
Bank of Hawaii Corp.#	28,780	2,399,389
Bank of Marin Bancorp	600	38,070
Banner Corp.	5,000	260,650
Bryn Mawr Bank Corp.	5,400	198,720
Capital Bank Financial Corp., Class A	37,234	1,332,977
Cascade Bancorp†	31,501	229,327
Cathay General Bancorp, Class B	45,990	1,614,249
Central Pacific Financial Corp.	85,200	2,517,660
Central Valley Community Bancorp	8,800	145,376
Century Bancorp, Inc., Class A	1,418	77,068
Citizens & Northern Corp.	3,400	81,090
City Holding Co.	25,500	1,567,740
Columbia Banking System, Inc.#	13,673	544,459
Community Bank System, Inc.	23,880	1,353,996
Community Trust Bancorp, Inc.	29,118	1,230,236
CU Bancorp†	4,600	128,340
Customers Bancorp, Inc.†	31,900	972,950
East West Bancorp, Inc.	9,973	477,507
Enterprise Financial Services Corp.	15,500	595,200
Farmers National Banc Corp.	16,500	195,525
FCB Financial Holdings, Inc., Class A†	64,700	2,862,975
Fidelity Southern Corp.	67,900	1,514,170
Financial Institutions, Inc.	20,200	619,130
First BanCorp†	512,100	3,031,632
First Bancorp	5,300	132,500
First Busey Corp.	13,326	365,266
First Business Financial Services, Inc.#	10,000	219,500
First Citizens BancShares, Inc., Class A	2,340	833,906
First Commonwealth Financial Corp.	276,800	3,493,216
First Community Bancshares, Inc.	22,400	631,680
First Financial Bancorp	31,298	838,786
First Financial Bankshares, Inc.#	13,360	575,148
First Financial Corp.	6,200	283,960
First Hawaiian, Inc.	26,200	785,738
First Interstate BancSystem, Inc., Class A	41,800	1,577,950
First Merchants Corp.	17,900	614,507
First Midwest Bancorp, Inc.	16,400	398,192
First NBC Bank Holding Co.†#	34,600	243,930
Franklin Financial Network, Inc.†	17,100	645,525
Fulton Financial Corp.	121,700	2,160,175
Glacier Bancorp, Inc.	37,300	1,279,390
Great Southern Bancorp, Inc.	17,300	858,945
Great Western Bancorp, Inc.	26,100	1,044,000
Guaranty Bancorp	8,000	170,400
Hancock Holding Co.	71,221	2,959,233
Hanmi Financial Corp.	87,300	2,680,110
Heartland Financial USA, Inc.	14,900	638,465
Heritage Financial Corp.	4,239	96,013
Hilltop Holdings, Inc.	36,800	1,033,712
Hope Bancorp, Inc.	209,327	4,165,607
IBERIABANK Corp.	39,500	3,272,575
Independent Bank Corp.	7,300	475,230
Independent Bank Corp.	19,000	359,100
Kearny Financial Corp.	3,427	51,919
Lakeland Financial Corp.	7,370	311,014
MainSource Financial Group, Inc.	41,200	1,259,484
MB Financial, Inc.	2,900	125,483
Mercantile Bank Corp.	3,300	108,273
Midland States Bancorp, Inc.	5,300	172,568
NBT Bancorp, Inc.	17,400	672,336
OFG Bancorp	125,400	1,692,900
Pacific Continental Corp.	13,800	273,930
PacWest Bancorp	33,700	1,727,125
Park Sterling Corp.	9,275	90,246
Pinnacle Financial Partners, Inc.	18,900	1,219,050
Preferred Bank	24,000	1,082,160
Premier Financial Bancorp, Inc.	2,640	48,550
PrivateBancorp, Inc.	47,200	2,208,016
Republic Bancorp, Inc., Class A	7,300	270,319
S&T Bancorp, Inc.	3,880	137,313
Sandy Spring Bancorp, Inc.	4,700	171,080
Sierra Bancorp	9,320	212,962
Simmons First National Corp., Class A	2,700	163,215
South State Corp.	3,400	288,830
Southern National Bancorp of Virginia, Inc.	4,700	69,842
Southside Bancshares, Inc.	13,346	513,421
Southwest Bancorp, Inc.	30,080	657,248
State Bank Financial Corp.	10,100	249,369
Stock Yards Bancorp, Inc.#	3,350	138,020
Stonegate Bank	7,300	284,627
Suffolk Bancorp	3,020	125,813
Texas Capital Bancshares, Inc.†	9,300	676,575
Tompkins Financial Corp.	3,848	332,082
Towne Bank	3,500	112,875
TriCo Bancshares	39,500	1,234,770
TriState Capital Holdings, Inc.†	17,300	352,920
Triumph Bancorp, Inc.†	9,100	195,195
Trustmark Corp.	68,100	2,295,651

UMB Financial Corp.	33,422	2,540,741
Umpqua Holdings Corp.	103,814	1,844,775
Union Bankshares Corp.	76,019	2,569,442
United Community Banks, Inc.	89,700	2,438,046
Univest Corp. of Pennsylvania	2,129	60,783
Valley National Bancorp	13,316	151,003
Washington Trust Bancorp, Inc.	6,680	340,346
Webster Financial Corp.	19,700	977,317
West Bancorporation, Inc.	8,780	195,355
Westamerica Bancorporation#	60,524	3,754,304
Western Alliance Bancorp†	2,732	127,639
Wintrust Financial Corp.	18,500	1,218,040

		96,415,098

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	7,600	114,000

Banks-Mortgage - 0.5%

Walker & Dunlop, Inc.†	86,000	2,527,540

Batteries/Battery Systems - 0.0%

EnerSys	2,700	214,866

Broadcast Services/Program - 0.3%

TiVo Corp.†	94,131	1,906,153

Building & Construction Products-Misc. - 0.1%

Forterra, Inc.†	22,100	437,801
Gibraltar Industries, Inc.†	4,180	188,100

		625,901

Building & Construction-Misc. - 0.1%

Comfort Systems USA, Inc.	2,612	84,106
MYR Group, Inc.†	8,800	329,648

		413,754

Building Products-Wood - 0.2%

Universal Forest Products, Inc.	8,900	884,126

Building-Heavy Construction - 0.1%

Orion Group Holdings, Inc.†	6,700	66,799
Tutor Perini Corp.†	17,600	459,360

		526,159

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	30,500	1,342,000

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc.†	24,000	323,520

Chemicals-Diversified - 0.3%

Innophos Holdings, Inc.	22,500	1,226,700
Innospec, Inc.	9,500	624,150

		1,850,850

Chemicals-Fibers - 0.4%

Rayonier Advanced Materials, Inc.#	172,300	2,391,524

Chemicals-Other - 0.1%

American Vanguard Corp.	16,500	300,300

Chemicals-Specialty - 0.6%

Minerals Technologies, Inc.	35,760	2,896,560
OMNOVA Solutions, Inc.†	5,500	52,800
Valvoline, Inc.#	18,400	386,216

		3,335,576

Coal - 0.1%

Westmoreland Coal Co.†	33,200	575,024

Commercial Services - 0.0%

RPX Corp.†	26,100	272,745

Commercial Services-Finance - 0.0%

EVERTEC, Inc.	6,100	111,325

Computer Aided Design - 0.0%

Aspen Technology, Inc.†	5,200	274,716

Computer Services - 1.6%

Convergys Corp.	3,300	85,371
Engility Holdings, Inc.†#	15,800	572,750
Insight Enterprises, Inc.†	108,600	3,803,172
Sykes Enterprises, Inc.†	34,700	977,846
Unisys Corp.†#	213,300	3,167,505

		8,606,644

Computers-Memory Devices - 0.1%

Datalink Corp.†	50,800	568,960

Consulting Services - 1.1%

Franklin Covey Co.†	8,600	178,880
FTI Consulting, Inc.†	69,100	2,950,570
Huron Consulting Group, Inc.†	31,300	1,651,075
Vectrus, Inc.†	51,200	1,182,720

		5,963,245

Consumer Products-Misc. - 0.8%

Central Garden & Pet Co., Class A†	146,260	4,003,136
CSS Industries, Inc.	10,900	296,371

		4,299,507

Containers-Paper/Plastic - 0.2%

Berry Plastics Group, Inc.†	8,200	408,114
Graphic Packaging Holding Co.	64,410	809,634

		1,217,748

Data Processing/Management - 0.2%

Fair Isaac Corp.	11,220	1,275,602

Diagnostic Kits - 0.1%

Quidel Corp.†	30,100	690,193

Disposable Medical Products - 0.4%

ICU Medical, Inc.†	13,000	1,953,250

Distribution/Wholesale - 0.2%

Essendant, Inc.	25,700	497,809
SiteOne Landscape Supply, Inc.†#	3,915	131,153
Titan Machinery, Inc.†	53,600	749,864

		1,378,826

Diversified Manufacturing Operations - 0.1%

Federal Signal Corp.	21,920	346,336

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	16,300	715,570

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†#	15,700	262,975

E-Commerce/Services - 0.3%

RetailMeNot, Inc.†	178,700	1,644,040

E-Marketing/Info - 0.1%

Rubicon Project, Inc.†	61,600	465,080

Electric Products-Misc. - 0.0%

Graham Corp.	4,500	99,990
Novanta, Inc.†	4,600	93,150

		193,140

Electric-Distribution - 0.1%
Genie Energy, Ltd. Class B	13,200	75,900
Spark Energy, Inc., Class A#	24,000	612,000

		687,900

Electric-Generation - 0.6%

Atlantic Power Corp.#	392,900	1,041,185
Talen Energy Corp.†#	155,400	2,169,384

		3,210,569

Electric-Integrated - 2.5%

Avista Corp.	43,580	1,763,682
El Paso Electric Co.	64,700	2,914,735
IDACORP, Inc.	17,900	1,363,085
MGE Energy, Inc.	5,700	337,440
NorthWestern Corp.	35,618	1,998,170
Portland General Electric Co.	102,700	4,272,320
Unitil Corp.	13,800	586,086
Westar Energy, Inc.	10,300	586,688

		13,822,206

Electronic Components-Misc. - 2.8%

Bel Fuse, Inc., Class B	39,000	1,142,700
Benchmark Electronics, Inc.†	161,921	4,590,460
Kimball Electronics, Inc.†	44,900	783,505
Plexus Corp.†	27,700	1,415,470
Sanmina Corp.†	99,700	3,275,145
Stoneridge, Inc.†	70,700	1,122,009
Vishay Intertechnology, Inc.#	181,700	2,752,755
Vishay Precision Group, Inc.†	9,000	164,250

		15,246,294

Electronic Components-Semiconductors - 1.5%

Alpha & Omega Semiconductor, Ltd.†	91,700	1,994,475
Amkor Technology, Inc.†	346,200	4,092,084
InvenSense, Inc.†#	121,600	929,024
IXYS Corp.	104,400	1,221,480

		8,237,063

Electronic Design Automation - 0.3%

Mentor Graphics Corp.	47,600	1,739,780

Electronic Parts Distribution - 0.4%

Tech Data Corp.†	28,500	2,418,795

Energy-Alternate Sources - 1.0%

First Solar, Inc.†#	16,300	494,216
FutureFuel Corp.	14,200	194,966
Green Plains, Inc.	8,100	219,510
Renewable Energy Group, Inc.†#	58,800	573,300
REX American Resources Corp.†	34,900	3,409,032
TerraForm Global, Inc.	171,700	652,460

		5,543,484

Engineering/R&D Services - 1.3%

Argan, Inc.	6,300	380,835
EMCOR Group, Inc.	79,398	5,507,839
VSE Corp.	37,300	1,443,883

		7,332,557

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	47,200	977,984

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc.†	1,300	24,791
SYNNEX Corp.	9,800	1,145,718

		1,170,509

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	81,100	3,992,553

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A	15,900	802,155
Regional Management Corp.†	600	14,796

		816,951

Finance-Investment Banker/Broker - 1.0%

Cowen Group, Inc., Class A†#	34,100	124,465
Houlihan Lokey, Inc.	5,700	162,393
INTL. FCStone, Inc.†	7,000	287,770
Investment Technology Group, Inc.	8,800	164,032
KCG Holdings, Inc., Class A†	178,900	2,529,646
Oppenheimer Holdings, Inc., Class A	8,000	140,800
Piper Jaffray Cos.†	16,300	1,189,085
Stifel Financial Corp.†	24,300	1,211,355

		5,809,546

Finance-Leasing Companies - 0.0%

Marlin Business Services Corp.	5,800	118,030

Finance-Mortgage Loan/Banker - 0.2%

Arlington Asset Investment Corp., Class A#	7,700	125,048
FNFV Group†	11,700	149,760
PennyMac Financial Services, Inc., Class A†	47,800	831,720

		1,106,528

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	45,700	446,489

Financial Guarantee Insurance - 0.5%

Assured Guaranty, Ltd.	8,200	293,232
MBIA, Inc.†	244,600	2,541,394

		2,834,626

Food-Dairy Products - 0.2%

Dean Foods Co.	52,500	1,042,650

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	9,850	751,851

Food-Misc./Diversified - 0.2%

Darling Ingredients, Inc.†	98,500	1,330,735

Food-Retail - 0.1%

SUPERVALU, Inc.†	74,200	344,288
Village Super Market, Inc., Class A	6,300	217,539

		561,827

Food-Wholesale/Distribution - 0.6%

Fresh Del Monte Produce, Inc.	7,500	465,075
SpartanNash Co.	73,600	2,665,056
US Foods Holding Corp.†	14,300	326,898

		3,457,029

Footwear & Related Apparel - 0.4%

Iconix Brand Group, Inc.†#	236,100	2,117,817

Gas-Distribution - 1.6%

New Jersey Resources Corp.	35,500	1,222,975
Northwest Natural Gas Co.	39,200	2,246,160
Southwest Gas Corp.	41,840	3,101,599
Spire, Inc.	37,300	2,407,342

		8,978,076

Golf - 0.1%

Acushnet Holdings Corp.†	19,300	385,228

Hotels/Motels - 0.3%

La Quinta Holdings, Inc.†	142,100	1,725,094

Housewares - 0.2%

Lifetime Brands, Inc.	30,900	516,030
NACCO Industries, Inc., Class A	8,300	788,500

		1,304,530

Human Resources - 1.2%

Barrett Business Services, Inc.	21,400	1,247,406
Cross Country Healthcare, Inc.†	147,900	2,120,886
Kelly Services, Inc., Class A	37,800	761,292
TriNet Group, Inc.†	88,500	2,232,855
TrueBlue, Inc.†	18,100	379,195

		6,741,634

Independent Power Producers - 0.4%

Dynegy, Inc.†#	155,500	1,345,075
Ormat Technologies, Inc.	13,600	650,488

		1,995,563

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	13,200	430,320

Insurance-Life/Health - 1.5%

American Equity Investment Life Holding Co.	55,000	1,140,150
CNO Financial Group, Inc.	209,209	3,744,841
Primerica, Inc.	44,900	3,174,430

		8,059,421

Insurance-Multi-line - 0.3%

Horace Mann Educators Corp.	42,680	1,713,602
United Fire Group, Inc.	2,600	118,040

		1,831,642

Insurance-Property/Casualty - 1.5%

AMERISAFE, Inc.	16,800	1,067,640
AmTrust Financial Services, Inc.	21,000	534,660
Arch Capital Group, Ltd.†	6,026	498,471
First American Financial Corp.	20,400	769,896
Global Indemnity, Ltd.†	2,000	74,720
Hallmark Financial Services, Inc.†	12,900	137,643
Navigators Group, Inc.	6,300	664,020
ProAssurance Corp.	30,880	1,730,824
Selective Insurance Group, Inc.	13,500	554,850
Stewart Information Services Corp.	40,700	1,930,808
Universal Insurance Holdings, Inc.#	4,500	108,000

		8,071,532

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	15,992	1,014,692
Aspen Insurance Holdings, Ltd.	10,700	545,165
Maiden Holdings, Ltd.	32,100	494,340

		2,054,197

Internet Application Software - 0.1%

Intralinks Holdings, Inc.†	29,900	335,478

Internet Security - 0.0%

VASCO Data Security International, Inc.†	9,300	134,850

Internet Telephone - 0.0%

RingCentral, Inc., Class A†	3,500	75,425

Investment Companies - 0.3%

Acacia Research Corp.	225,062	1,552,928

Investment Management/Advisor Services - 0.2%

Janus Capital Group, Inc.	14,300	193,050
Virtus Investment Partners, Inc.#	4,800	555,840
Waddell & Reed Financial, Inc., Class A	8,000	156,240

		905,130

Leisure Games - 0.0%

Intrawest Resorts Holdings, Inc.†	7,000	122,780

Machine Tools & Related Products - 0.1%

Kennametal, Inc.	9,000	310,410

Machinery-Construction & Mining - 0.9%

Hyster-Yale Materials Handling, Inc.	11,860	765,682
Joy Global, Inc.	141,400	3,963,442

		4,729,124

Machinery-Farming - 0.2%

AGCO Corp.	16,760	935,208

Machinery-General Industrial - 0.6%

Applied Industrial Technologies, Inc.	1,600	95,760
DXP Enterprises, Inc.†	28,400	956,796

Kadant, Inc.	35,500	2,222,300

		3,274,856

Medical Information Systems - 0.1%

Everyday Health, Inc.†	53,000	553,850

Medical Instruments - 0.3%

AngioDynamics, Inc.†	17,400	283,620
Halyard Health, Inc.†#	40,000	1,486,000

		1,769,620

Medical Products - 0.1%

Surmodics, Inc.†	16,300	390,385

Medical-Biomedical/Gene - 1.5%

Acorda Therapeutics, Inc.†	10,200	212,160
Adverum Biotechnologies, Inc.†#	2,300	6,555
AMAG Pharmaceuticals, Inc.†#	31,700	1,052,440
Ardelyx, Inc.†	36,700	543,160
ARIAD Pharmaceuticals, Inc.†	23,100	311,388
Celldex Therapeutics, Inc.†#	41,200	156,972
Corvus Pharmaceuticals, Inc.†#	14,000	216,020
Endocyte, Inc.†#	76,000	202,160
Epizyme, Inc.†	2,200	24,420
Esperion Therapeutics, Inc.†#	18,900	199,584
Exelixis, Inc.†	22,500	380,700
Five Prime Therapeutics, Inc.†	7,800	448,656
Idera Pharmaceuticals, Inc.†#	292,800	494,832
Insmed, Inc.†	7,400	101,010
Karyopharm Therapeutics, Inc.†	1,000	9,230
Kite Pharma, Inc.†#	2,500	127,325
Lexicon Pharmaceuticals, Inc.†#	19,000	289,370
Loxo Oncology, Inc.†#	8,200	225,992
MacroGenics, Inc.†	2,500	64,825
Medicines Co.†#	36,400	1,277,640
Merrimack Pharmaceuticals, Inc.†#	23,000	126,730
Pfenex, Inc.†	12,000	111,240
PTC Therapeutics, Inc.†#	27,500	306,350
Rigel Pharmaceuticals, Inc.†	217,800	566,280
Sage Therapeutics, Inc.†#	5,700	285,627
Ultragenyx Pharmaceutical, Inc.†#	4,300	336,647
Versartis, Inc.†	23,400	291,330

		8,368,643

Medical-Drugs - 0.4%

ACADIA Pharmaceuticals, Inc.†#	6,100	164,639
Chimerix, Inc.†	52,600	257,214
Enanta Pharmaceuticals, Inc.†#	14,600	459,024
Immune Design Corp.†	4,200	30,870
Lannett Co., Inc.†#	6,400	146,560
MyoKardia, Inc.†#	18,100	285,075
NantKwest, Inc.†#	12,900	84,366
Radius Health, Inc.†#	11,000	585,420
Vanda Pharmaceuticals, Inc.†	10,700	176,015

		2,189,183

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†	28,900	585,803
Impax Laboratories, Inc.†	2,400	34,680

		620,483

Medical-HMO - 0.6%

Molina Healthcare, Inc.†	30,678	1,621,639
Triple-S Management Corp., Class B†#	39,900	888,972
WellCare Health Plans, Inc.†	5,600	767,312

		3,277,923

Medical-Nursing Homes - 0.0%

Kindred Healthcare, Inc.	40,100	266,665

Medical-Outpatient/Home Medical - 0.0%

Addus HomeCare Corp.†	5,400	187,380

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	9,500	322,145

Metal Processors & Fabrication - 0.4%

Global Brass & Copper Holdings, Inc.	71,100	2,037,015

Metal Products-Distribution - 0.5%

Olympic Steel, Inc.	15,500	378,975
Worthington Industries, Inc.	41,040	2,309,731

		2,688,706

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.†#	20,000	176,200

Miscellaneous Manufacturing - 0.1%

FreightCar America, Inc.	28,400	416,912

Networking Products - 0.7%

A10 Networks, Inc.†	62,700	514,140
Black Box Corp.	66,680	1,023,538
Extreme Networks, Inc.†	146,500	619,695
NETGEAR, Inc.†	28,100	1,508,970

		3,666,343

Office Furnishings-Original - 0.0%

Kimball International, Inc., Class B	10,200	153,000

Office Supplies & Forms - 0.9%

ACCO Brands Corp.†	422,200	5,256,390

Oil & Gas Drilling - 0.7%

Atwood Oceanics, Inc.#	128,100	1,211,826
Parker Drilling Co.†	54,300	116,745
Seadrill, Ltd.†#	864,200	2,411,118

		3,739,689

Oil Companies-Exploration & Production - 1.8%
Abraxas Petroleum Corp.†	111,200	233,520
Bill Barrett Corp.†	361,300	2,825,366
Clayton Williams Energy, Inc.†	4,700	529,690
Denbury Resources, Inc.†#	617,600	2,334,528
Eclipse Resources Corp.†#	162,556	479,540
EP Energy Corp., Class A†#	239,428	1,271,363
Jones Energy, Inc., Class A†#	36,800	169,280
Northern Oil and Gas, Inc.†#	49,900	112,275
Oasis Petroleum, Inc.†	21,400	320,358
Sanchez Energy Corp.†#	68,600	576,926
Unit Corp.†	46,700	1,134,810

		9,987,656

Oil Refining & Marketing - 0.4%
Adams Resources & Energy, Inc.	700	27,678
Alon USA Energy, Inc.	16,100	150,374

Delek US Holdings, Inc.	97,500	1,960,725

		2,138,777

Oil-Field Services - 1.4%

Archrock, Inc.#	51,300	689,985
Helix Energy Solutions Group, Inc.†	45,700	477,565
McDermott International, Inc.†	128,900	886,832
MRC Global, Inc.†	178,900	3,601,257
Pioneer Energy Services Corp.†	229,940	1,149,700
SEACOR Holdings, Inc.†#	13,100	812,069
Superior Energy Services, Inc.	10,300	177,572

		7,794,980

Paper & Related Products - 0.5%

Domtar Corp.	17,440	684,869
P.H. Glatfelter Co.	9,900	227,403
Schweitzer-Mauduit International, Inc.	48,100	2,022,124

		2,934,396

Physicians Practice Management - 0.5%

Healthways, Inc.†#	120,500	2,795,600

Pollution Control - 0.1%

CECO Environmental Corp.	33,500	475,365

Power Converter/Supply Equipment - 0.5%

Advanced Energy Industries, Inc.†	46,300	2,556,223
Powell Industries, Inc.	500	21,520

		2,577,743

Printing-Commercial - 0.8%

ARC Document Solutions, Inc.†	131,093	584,675
Ennis, Inc.	14,700	237,405
LSC Communications, Inc.	1,300	26,832
Quad/Graphics, Inc.	133,400	3,752,542
RR Donnelley & Sons Co.	3,300	57,387

		4,658,841

Publishing-Newspapers - 0.1%

tronc, Inc.	31,800	414,036

Racetracks - 0.0%

Speedway Motorsports, Inc.	10,100	206,949

Radio - 0.1%

Entercom Communications Corp., Class A	39,440	599,488
Radio One, Inc., Class D†#	46,400	134,560

		734,048

Real Estate Investment Trusts - 10.7%

AG Mtg. Investment Trust, Inc.	22,100	388,739
Agree Realty Corp.	1,300	58,357
American Assets Trust, Inc.	9,000	360,540
American Campus Communities, Inc.	15,400	725,494
Apartment Investment & Management Co., Class A	34,579	1,455,776
Armada Hoffler Properties, Inc.	7,800	109,590
ARMOUR Residential REIT, Inc.	39,000	867,360
Ashford Hospitality Trust, Inc.	369,980	2,600,959
Bluerock Residential Growth REIT, Inc.	11,900	150,416
Capstead Mtg. Corp.	332,200	3,434,948
CBL & Associates Properties, Inc.	63,540	753,584
Cedar Realty Trust, Inc.#	68,300	440,535
Chatham Lodging Trust	10,500	201,180
Chesapeake Lodging Trust	17,200	407,812
CoreSite Realty Corp.	26,600	1,876,098
Cousins Properties, Inc.	125,460	992,389
CyrusOne, Inc.	3,100	132,308
CYS Investments, Inc.	339,900	2,732,796
DCT Industrial Trust, Inc.	87,660	4,027,977
DiamondRock Hospitality Co.	190,634	2,018,814
DuPont Fabros Technology, Inc.	12,200	496,052
EastGroup Properties, Inc.	1,800	122,958
Education Realty Trust, Inc.#	10,900	442,540
EPR Properties	11,600	806,664
FelCor Lodging Trust, Inc.	137,200	996,072
First Industrial Realty Trust, Inc.	63,818	1,687,986
First Potomac Realty Trust	85,700	842,431
Franklin Street Properties Corp.	31,241	392,387
Getty Realty Corp.	25,646	616,017
Gladstone Commercial Corp.	12,800	235,392
Government Properties Income Trust#	84,000	1,578,360
Gramercy Property Trust	129,400	1,130,956
Highwoods Properties, Inc.	18,000	865,080
Hospitality Properties Trust	27,940	810,120
Hudson Pacific Properties, Inc.	8,400	292,908
InfraREIT, Inc.†	51,900	889,566
Kite Realty Group Trust	49,200	1,183,260
LaSalle Hotel Properties	13,878	389,555
LTC Properties, Inc.	29,020	1,319,249
Mack-Cali Realty Corp.	22,300	603,215
Mid-America Apartment Communities, Inc.	2,477	226,968
Monogram Residential Trust, Inc.	40,900	430,677
National Storage Affiliates Trust	13,600	279,888
New Senior Investment Group, Inc.	34,900	353,886
NexPoint Residential Trust, Inc.	2,100	41,202
Orchid Island Capital, Inc.	4,600	49,312
Parkway, Inc.†	15,970	313,012
Pebblebrook Hotel Trust#	22,500	647,100
Pennsylvania Real Estate Investment Trust	52,580	1,007,959
Potlatch Corp.	32,200	1,322,615
PS Business Parks, Inc.	14,800	1,653,604
QTS Realty Trust, Inc., Class A	6,200	290,160
RAIT Financial Trust	280,700	861,749
Ramco-Gershenson Properties Trust	11,000	186,670
Redwood Trust, Inc.	87,900	1,337,838
Retail Opportunity Investments Corp.	85,900	1,772,976
Rexford Industrial Realty, Inc.	24,300	536,787
RLJ Lodging Trust	73,500	1,675,065
Saul Centers, Inc.	2,100	133,329
Silver Bay Realty Trust Corp.	37,700	658,619
Summit Hotel Properties, Inc.	90,700	1,289,754

Sun Communities, Inc.	5,700	411,369
Sunstone Hotel Investors, Inc.	149,572	2,174,777
Taubman Centers, Inc.	2,400	174,408
Urstadt Biddle Properties, Inc., Class A	13,600	308,040
Washington Prime Group, Inc.	1,053	10,551
Washington Real Estate Investment Trust	1,600	49,696
Xenia Hotels & Resorts, Inc.	80,700	1,412,250

		59,046,701

Real Estate Operations & Development - 0.6%

Alexander & Baldwin, Inc.	24,200	1,066,494
Forestar Group, Inc.†#	79,600	1,066,640
St. Joe Co.†	57,300	1,191,840

		3,324,974

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A	13,700	382,230

Rental Auto/Equipment - 0.5%

AMERCO	800	273,168
Rent-A-Center, Inc.	198,600	2,293,830

		2,566,998

Respiratory Products - 0.1%

Inogen, Inc.†	7,100	457,453

Retail-Apparel/Shoe - 1.8%

Abercrombie & Fitch Co., Class A	141,700	2,036,229
Caleres, Inc.	20,400	667,896
Cato Corp., Class A	12,700	375,920
Children’s Place, Inc.	55,525	5,766,271
Tailored Brands, Inc.	55,900	1,048,684
Tilly’s, Inc., Class A†	22,100	218,127

		10,113,127

Retail-Building Products - 0.0%

At Home Group, Inc.†#	4,200	54,096

Retail-Hair Salons - 0.2%

Regis Corp.†	97,200	1,312,200

Retail-Home Furnishings - 0.2%

Pier 1 Imports, Inc.	186,500	1,042,535

Retail-Jewelry - 0.2%

Movado Group, Inc.	39,600	1,118,700

Retail-Misc./Diversified - 0.5%

FirstCash, Inc.	57,416	2,635,394

Retail-Office Supplies - 0.2%

Office Depot, Inc.	252,800	1,231,136

Retail-Pawn Shops - 0.3%

EZCORP, Inc., Class A†	129,700	1,511,005

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	4,100	182,286

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A	11,740	839,527

Retail-Restaurants - 0.3%

Bob Evans Farms, Inc.	12,900	575,985
Jack in the Box, Inc.	3,300	343,266
Ruby Tuesday, Inc.†	11,200	33,824
Ruth’s Hospitality Group, Inc.	47,972	815,524

		1,768,599

Rubber-Tires - 0.8%

Cooper Tire & Rubber Co.	117,500	4,500,250

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	9,658	136,661
Trinseo SA	28,000	1,639,400

		1,776,061

Satellite Telecom - 0.8%

DigitalGlobe, Inc.†	125,700	4,041,255
Intelsat SA†#	36,900	152,028

		4,193,283

Savings & Loans/Thrifts - 3.8%

Banc of California, Inc.#	94,600	1,428,460
BankFinancial Corp.	4,200	59,220
Beneficial Bancorp, Inc.	157,758	2,744,989
Berkshire Hills Bancorp, Inc.	4,000	135,800
Brookline Bancorp, Inc.	13,200	196,680
Charter Financial Corp.	60,600	867,186
Dime Community Bancshares, Inc.	26,600	497,420
First Defiance Financial Corp.	11,500	532,335
Flagstar Bancorp, Inc.†	76,700	2,161,406
Flushing Financial Corp.	33,400	874,412
HomeStreet, Inc.†	62,800	1,824,340
Investors Bancorp, Inc.	171,300	2,319,402
Meridian Bancorp, Inc.	57,800	1,025,950
Meta Financial Group, Inc.	11,800	1,073,210
Northfield Bancorp, Inc.	103,800	1,923,414
Oritani Financial Corp.	4,900	86,485
Provident Financial Holdings, Inc.	3,300	65,043
Provident Financial Services, Inc.	9,300	250,542
Sterling Bancorp	54,700	1,244,425
Territorial Bancorp, Inc.	2,800	88,116
United Community Financial Corp.	14,200	116,156
United Financial Bancorp, Inc.	17,000	286,960
Waterstone Financial, Inc.	15,600	279,240
WSFS Financial Corp.	15,274	651,436

		20,732,627

Schools - 0.5%

Career Education Corp.†	11,300	112,887
DeVry Education Group, Inc.#	37,700	1,125,345
K12, Inc.†	103,300	1,516,444

		2,754,676

Security Services - 0.2%

Ascent Capital Group, Inc., Class A†	49,600	896,272

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	5,900	124,903

Semiconductor Components-Integrated Circuits - 0.3%

Cypress Semiconductor Corp.#	146,522	1,648,373

Semiconductor Equipment - 0.4%

Ultra Clean Holdings, Inc.†	107,500	1,079,300
Xcerra Corp.†	201,000	1,274,340

		2,353,640

Steel-Producers - 1.2%

AK Steel Holding Corp.†#	351,300	3,207,369
Carpenter Technology Corp.	43,800	1,566,726
Commercial Metals Co.	7,500	165,075
Ryerson Holding Corp.†	22,768	325,582
Schnitzer Steel Industries, Inc., Class A	41,100	1,146,690

		6,411,442

Telecom Equipment-Fiber Optics - 0.1%

Oclaro, Inc.†	32,200	287,868

Telecom Services - 0.8%

EarthLink Holdings Corp.	54,200	286,176
HC2 Holdings, Inc.†	117,300	558,348
Inteliquent, Inc.	80,100	1,813,464
West Corp.	73,300	1,748,938

		4,406,926

Telecommunication Equipment - 0.1%

Comtech Telecommunications Corp.	26,400	303,600

Telephone-Integrated - 0.4%

IDT Corp., Class B	26,600	563,122
Windstream Holdings, Inc.#	219,800	1,628,718

		2,191,840

Television - 0.2%

Central European Media Enterprises, Ltd., Class A†#	26,400	69,960
Sinclair Broadcast Group, Inc., Class A#	25,400	826,770

		896,730

Textile-Apparel - 0.1%

Perry Ellis International, Inc.†	13,900	354,728

Therapeutics - 0.1%

Cara Therapeutics, Inc.†#	11,400	102,600
Seres Therapeutics, Inc.†#	13,200	131,868
Voyager Therapeutics, Inc.†#	10,600	132,076
Zafgen, Inc.†#	4,000	13,520

		380,064

Tobacco - 0.4%

Alliance One International, Inc.†	8,000	118,400
Universal Corp.	36,400	2,003,820

		2,122,220

Toys - 0.1%

JAKKS Pacific, Inc.†#	74,800	527,340

Transport-Air Freight - 0.3%

Atlas Air Worldwide Holdings, Inc.†	32,000	1,580,800

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.#	13,000	504,400

Transport-Services - 0.2%

Matson, Inc.	23,000	865,030

Transport-Truck - 1.2%

ArcBest Corp.	130,220	3,965,199
Roadrunner Transportation Systems, Inc.†	49,500	496,485
USA Truck, Inc.†	55,200	497,352
YRC Worldwide, Inc.†	112,857	1,431,027

		6,390,063

Travel Services - 0.2%

Liberty TripAdvisor Holdings, Inc., Class A†	53,200	853,860

Water - 0.4%

American States Water Co.	28,300	1,199,920
Artesian Resources Corp., Class A	2,200	69,344
California Water Service Group	27,960	966,018
Consolidated Water Co., Ltd.	19,400	212,430

		2,447,712

Wire & Cable Products - 0.6%

General Cable Corp.#	163,900	3,073,125

Wireless Equipment - 0.2%

InterDigital, Inc.	11,800	934,560

Total Common Stocks
(cost $442,218,661)		535,276,695

WARRANTS - 0.0%
Finance - Other Services - 0.0%

Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75)(4)† (cost $0)	994	0

Total Long-Term Investment Securities
(cost $442,218,661)		535,276,695

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Registered Investment Companies - 5.1%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(3) (cost $28,145,935)	28,145,935	28,145,935

REPURCHASE AGREEMENTS — 3.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $8,812,002 collateralized by $8,505,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $8,989,105	$ 8,812,000	8,812,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $7,856,002 collateralized by $7.920,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2019 and having an approximate value of $8,018,058	7,856,000	7,856,000

Total Repurchase Agreements
(cost $16,668,000)		16,668,000

TOTAL INVESTMENTS
(cost $487,032,596)(2)	105.1%	580,090,630
Liabilities in excess of other assets	(5.1)	(28,355,157)

NET ASSETS	100.0%	$551,735,473

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $46,152,001. This was secured by collateral of $28,145,935, which was received in cash and subsequently invested in short-term investments currently valued at $28,145,935 as reported in the Portfolio of Investments. Additional collateral of $18,622,061 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	$5,868,140
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	12,753,921

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of November 30, 2016.
(4)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
116	Long	Russell 2000 E-Mini Index	December 2016	$14,919,012	$15,338,680	$419,668

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$535,276,695	$—	$—	$535,276,695
Warrants	—	0	—	0
Short-Term Investment Securities	28,145,935	—	—	28,145,935
Repurchase Agreements	—	16,668,000	—	16,668,000

Total Investments at Value	$563,422,630	$16,668,000	$—	$580,090,630

Other Financial Instruments:+
Futures Contracts	$419,668	$—	$—	$419,668

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.4%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	19,110	$1,661,423

Aerospace/Defense - 0.1%

TransDigm Group, Inc.#	3,484	875,982

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.#	17,081	494,324
Mosaic Co.#	24,573	697,873

		1,192,197

Airlines - 0.6%

American Airlines Group, Inc.#	23,983	1,113,771
Delta Air Lines, Inc.	28,016	1,349,811
Southwest Airlines Co.	30,771	1,434,236
United Continental Holdings, Inc.†	7,821	539,258

		4,437,076

Apparel Manufacturers - 0.5%

Hanesbrands, Inc.	41,403	961,792
Michael Kors Holdings, Ltd.†	4,294	199,628
Under Armour, Inc., Class C†	20,491	528,258
VF Corp.	43,935	2,394,897

		4,084,575

Appliances - 0.1%

Whirlpool Corp.	4,351	706,776

Applications Software - 3.5%

Citrix Systems, Inc.†	3,558	308,585
Intuit, Inc.	12,501	1,421,114
Microsoft Corp.	382,582	23,054,391
Red Hat, Inc.†	1,310	103,634
salesforce.com, Inc.†#	30,739	2,213,208

		27,100,932

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	341,193	4,080,668

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.#	29,524	1,834,917

Auto/Truck Parts & Equipment-Original - 0.2%

Adient PLC†	7,665	410,537
Delphi Automotive PLC#	15,439	988,096

		1,398,633

Banks-Commercial - 1.5%

BB&T Corp.#	137,108	6,204,137
M&T Bank Corp.	30,038	4,323,670
Regions Financial Corp.	74,610	1,010,219

		11,538,026

Banks-Fiduciary - 0.3%

Citizens Financial Group, Inc.	28,688	961,335
Northern Trust Corp.	18,835	1,547,295

		2,508,630

Banks-Super Regional - 4.5%

Capital One Financial Corp.	61,326	5,153,837
Comerica, Inc.#	14,387	917,171
Fifth Third Bancorp#	155,600	4,048,712
Huntington Bancshares, Inc.	42,795	533,226
KeyCorp	51,718	895,239
PNC Financial Services Group, Inc.	78,821	8,712,873
SunTrust Banks, Inc.	46,114	2,395,622
US Bancorp	241,162	11,966,459

		34,623,139

Beverages-Non-alcoholic - 2.6%

Dr Pepper Snapple Group, Inc.	15,893	1,378,559
Monster Beverage Corp.†#	16,188	724,413
PepsiCo, Inc.	174,856	17,503,085

		19,606,057

Building Products-Air & Heating - 0.5%

Johnson Controls International PLC	76,651	3,447,762

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	1,296	284,407
Vulcan Materials Co.	8,500	1,068,025

		1,352,432

Building Products-Wood - 0.0%

Masco Corp.	12,078	382,269

Cable/Satellite TV - 1.4%

Comcast Corp., Class A	148,713	10,337,041

Chemicals-Diversified - 0.3%

Eastman Chemical Co.	19,559	1,469,272
LyondellBasell Industries NV, Class A	7,556	682,458

		2,151,730

Chemicals-Specialty - 0.0%

International Flavors & Fragrances, Inc.	451	54,594

Commercial Services - 0.7%

Cintas Corp.#	7,876	902,590
Ecolab, Inc.	29,042	3,390,073
Nielsen Holdings PLC	22,844	984,576

		5,277,239

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	44,099	4,234,386
H&R Block, Inc.#	2,355	52,187
PayPal Holdings, Inc.†	77,368	3,039,015
S&P Global, Inc.	17,393	2,069,593

		9,395,181

Computer Aided Design - 0.0%

Autodesk, Inc.†#	4,946	359,129

Computer Services - 2.4%

Accenture PLC, Class A#	39,908	4,766,212
Cognizant Technology Solutions Corp., Class A†	24,122	1,328,640
Hewlett Packard Enterprise Co.	80,682	1,920,231
International Business Machines Corp.#	63,003	10,220,347

		18,235,430

Computers - 0.2%

HP, Inc.	106,712	1,643,365

Computers-Memory Devices - 0.2%

NetApp, Inc.	7,026	256,871
Seagate Technology PLC#	19,573	784,877
Western Digital Corp.	11,717	745,904

		1,787,652

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	33,770	3,904,150

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.	7,872	358,963

WestRock Co.	9,939	508,877

		867,840

Cosmetics & Toiletries - 3.1%

Colgate-Palmolive Co.	108,412	7,071,715
Procter & Gamble Co.	201,049	16,578,500

		23,650,215

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	5,489	444,444

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	22,615	1,745,652
Fiserv, Inc.†	16,641	1,740,981
Paychex, Inc.#	4,220	248,769

		3,735,402

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	25,202	1,466,252

Diagnostic Equipment - 2.2%

Abbott Laboratories	170,870	6,505,021
Danaher Corp.#	75,896	5,932,790
Thermo Fisher Scientific, Inc.	29,715	4,163,369

		16,601,180

Distribution/Wholesale - 0.1%

Fastenal Co.	15,084	714,982

Diversified Manufacturing Operations - 1.2%

Eaton Corp. PLC	41,717	2,774,598
Illinois Tool Works, Inc.	34,689	4,342,369
Parker-Hannifin Corp.	7,312	1,015,856
Pentair PLC	14,110	810,760

		8,943,583

Diversified Operations - 0.2%

Leucadia National Corp.	83,380	1,836,028

E-Commerce/Products - 0.2%

eBay, Inc.†	44,453	1,236,238

E-Commerce/Services - 0.5%

Expedia, Inc.#	2,780	344,859
Priceline Group, Inc.†#	2,304	3,464,479

		3,809,338

Electric Products-Misc. - 0.5%

Emerson Electric Co.#	64,491	3,639,872

Electric-Distribution - 0.6%

PPL Corp.	138,095	4,620,659

Electric-Integrated - 1.1%

CMS Energy Corp.	58,662	2,359,386
Eversource Energy#	62,210	3,211,280
WEC Energy Group, Inc.	45,949	2,573,603

		8,144,269

Electronic Components-Misc. - 0.3%

Corning, Inc.	75,556	1,815,611
Garmin, Ltd.#	15,409	803,733

		2,619,344

Electronic Components-Semiconductors - 3.1%

Broadcom, Ltd.	19,562	3,335,125
Intel Corp.	298,411	10,354,862
Microchip Technology, Inc.#	7,483	495,225
Micron Technology, Inc.†#	39,222	766,006
NVIDIA Corp.#	23,771	2,191,686
Qorvo, Inc.†	3,633	194,039
Skyworks Solutions, Inc.#	4,213	323,769
Texas Instruments, Inc.	86,464	6,392,283

		24,052,995

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	9,019	610,045

Electronic Forms - 0.4%

Adobe Systems, Inc.†	31,442	3,232,552

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	10,958	481,933
Fortive Corp.	37,948	2,086,760

		2,568,693

Engines-Internal Combustion - 0.2%

Cummins, Inc.	10,180	1,443,320

Enterprise Software/Service - 1.3%

CA, Inc.	12,277	392,373
Oracle Corp.	239,851	9,639,612

		10,031,985

Entertainment Software - 0.2%

Activision Blizzard, Inc.	18,813	688,744
Electronic Arts, Inc.†#	10,628	842,163

		1,530,907

Finance-Consumer Loans - 0.2%

Synchrony Financial	40,161	1,387,964

Finance-Credit Card - 3.1%

American Express Co.	57,742	4,159,734
Discover Financial Services	32,069	2,173,316
MasterCard, Inc., Class A	69,605	7,113,631
Visa, Inc., Class A#	130,424	10,084,384

		23,531,065

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	62,836	2,429,240

Finance-Other Services - 0.6%

CME Group, Inc.	24,376	2,752,294
Intercontinental Exchange, Inc.	33,070	1,832,078

		4,584,372

Food-Confectionery - 0.1%

J.M. Smucker Co.	4,413	555,817

Food-Misc./Diversified - 1.3%

Campbell Soup Co.	19,737	1,122,838
General Mills, Inc.	81,087	4,941,442
Kraft Heinz Co.#	47,217	3,855,268

		9,919,548

Food-Retail - 0.4%

Kroger Co.	102,481	3,310,136

Gas-Distribution - 0.4%

CenterPoint Energy, Inc.	107,674	2,569,102

NiSource, Inc.	36,845	808,379

		3,377,481

Home Decoration Products - 0.3%

Newell Brands, Inc.	46,592	2,190,290

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	24,363	1,919,317
Wyndham Worldwide Corp.#	12,248	881,734

		2,801,051

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.#	11,351	1,517,742

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	25,402	3,669,573

Insurance Brokers - 0.3%

Aon PLC	4,393	501,241
Marsh & McLennan Cos., Inc.	16,907	1,171,824
Willis Towers Watson PLC	2,553	317,517

		1,990,582

Insurance-Life/Health - 1.3%

Aflac, Inc.	35,412	2,527,709
Lincoln National Corp.	8,769	562,093
Principal Financial Group, Inc.#	11,542	665,858
Prudential Financial, Inc.	59,207	5,956,224

		9,711,884

Insurance-Multi-line - 1.8%

Allstate Corp.	37,523	2,623,608
Chubb, Ltd.	57,899	7,411,072
Cincinnati Financial Corp.	6,024	462,282
Hartford Financial Services Group, Inc.	20,221	952,814
Loews Corp.	55,265	2,467,582

		13,917,358

Insurance-Property/Casualty - 0.3%

Travelers Cos., Inc.	20,300	2,301,005

Insurance-Reinsurance - 2.2%

Berkshire Hathaway, Inc., Class B†	107,368	16,904,018

Internet Content-Entertainment - 1.8%

Facebook, Inc., Class A†	98,706	11,688,765
Netflix, Inc.†	16,809	1,966,653

		13,655,418

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	12,211	1,394,618
BlackRock, Inc.#	11,861	4,397,940
Franklin Resources, Inc.	20,511	805,262
Invesco, Ltd.	13,676	428,196
T. Rowe Price Group, Inc.	7,505	555,820

		7,581,836

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.#	52,057	4,974,567

Machinery-Farming - 0.4%

Deere & Co.#	30,086	3,014,617

Machinery-General Industrial - 0.0%

Roper Technologies, Inc.#	1,163	210,631

Medical Information Systems - 0.1%

Cerner Corp.†	16,416	817,188

Medical Instruments - 0.3%

Edwards Lifesciences Corp.†	15,364	1,272,907
St. Jude Medical, Inc.	15,518	1,229,026

		2,501,933

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	7,191	904,987
Quest Diagnostics, Inc.	5,800	507,268

		1,412,255

Medical Products - 1.5%

Becton Dickinson and Co.#	38,867	6,572,410
Stryker Corp.	39,963	4,542,194

		11,114,604

Medical-Biomedical/Gene - 3.8%

Alexion Pharmaceuticals, Inc.†	16,295	1,997,604
Amgen, Inc.	56,037	8,073,250
Biogen, Inc.†	12,242	3,600,005
Celgene Corp.†	53,531	6,343,959
Gilead Sciences, Inc.	76,845	5,663,476
Illumina, Inc.†#	6,349	845,306
Regeneron Pharmaceuticals, Inc.†#	4,165	1,579,535
Vertex Pharmaceuticals, Inc.†#	14,151	1,154,863

		29,257,998

Medical-Drugs - 1.6%

AbbVie, Inc.	153,802	9,351,162
Zoetis, Inc.	62,084	3,127,792

		12,478,954

Medical-Generic Drugs - 0.2%

Mylan NV†#	28,444	1,041,335
Perrigo Co. PLC#	8,279	714,809

		1,756,144

Medical-HMO - 1.7%

Humana, Inc.	9,726	2,068,137
UnitedHealth Group, Inc.	70,785	11,206,681

		13,274,818

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	19,984	1,416,666

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	17,803	1,388,456
Cardinal Health, Inc.	31,658	2,248,035
McKesson Corp.	13,419	1,929,786

		5,566,277

Multimedia - 1.8%

Twenty-First Century Fox, Inc., Class A	50,956	1,432,373
Twenty-First Century Fox, Inc., Class B	49,618	1,392,281
Viacom, Inc., Class B	17,767	665,907
Walt Disney Co.	100,359	9,947,584

		13,438,145

Networking Products - 1.2%

Cisco Systems, Inc.	305,307	9,104,255

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.#	42,928	2,382,075

Office Automation & Equipment - 0.1%

Xerox Corp.	69,111	646,188

Oil Companies-Exploration & Production - 3.1%

Anadarko Petroleum Corp.	35,536	2,457,315
Apache Corp.	24,537	1,618,215
Cabot Oil & Gas Corp.	16,625	367,745
Devon Energy Corp.	34,331	1,659,217
EOG Resources, Inc.	30,897	3,167,561
EQT Corp.	7,872	551,670
Hess Corp.#	47,123	2,637,003
Marathon Oil Corp.#	165,552	2,989,869
Noble Energy, Inc.	20,412	778,922
Occidental Petroleum Corp.#	86,573	6,177,849
Pioneer Natural Resources Co.#	6,458	1,233,736

		23,639,102

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.#	34,888	1,183,052

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.#	51,004	1,905,509

Oil Refining & Marketing - 0.3%

Marathon Petroleum Corp.	12,202	573,738
Phillips 66#	16,995	1,411,945
Valero Energy Corp.	5,183	319,065

		2,304,748

Oil-Field Services - 1.3%

Baker Hughes, Inc.	31,181	2,005,874
Schlumberger, Ltd.	94,538	7,945,919

		9,951,793

Paper & Related Products - 0.3%

International Paper Co.	41,685	2,030,893

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	42,087	3,193,562

Pipelines - 1.1%

Kinder Morgan, Inc.	109,565	2,432,343
ONEOK, Inc.	25,861	1,420,545
Spectra Energy Corp.#	113,451	4,645,818

		8,498,706

Real Estate Investment Trusts - 5.2%

American Tower Corp.	59,738	6,109,405
AvalonBay Communities, Inc.	8,787	1,445,374
Boston Properties, Inc.	4,161	515,465
Crown Castle International Corp.	46,061	3,844,251
Digital Realty Trust, Inc.#	5,391	497,751
Equinix, Inc.	4,741	1,606,061
Equity Residential	15,787	947,378
Essex Property Trust, Inc.	799	172,520
General Growth Properties, Inc.	35,364	896,124
HCP, Inc.	63,567	1,877,134
Host Hotels & Resorts, Inc.#	83,156	1,483,503
Prologis, Inc.#	35,578	1,810,920
Public Storage	11,458	2,398,159
Quality Care Properties, Inc.†	12,713	190,695
Realty Income Corp.	11,177	619,653
Simon Property Group, Inc.#	35,226	6,328,351
Ventas, Inc.	39,584	2,391,665
Vornado Realty Trust	12,768	1,248,072
Welltower, Inc.	31,049	1,949,256
Weyerhaeuser Co.	106,431	3,281,268

		39,613,005

Retail-Apparel/Shoe - 0.7%

Coach, Inc.	24,099	876,963
L Brands, Inc.#	26,870	1,886,811
Ross Stores, Inc.	35,761	2,417,086

		5,180,860

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†	5,028	1,380,186

Retail-Automobile - 0.0%

CarMax, Inc.†#	3,681	212,725

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	62,390	4,401,615

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	7,266	332,056

Retail-Discount - 0.4%

Dollar General Corp.	23,493	1,816,479
Dollar Tree, Inc.†	16,210	1,429,073

		3,245,552

Retail-Drug Store - 0.6%

Walgreens Boots Alliance, Inc.	58,672	4,971,279

Retail-Jewelry - 0.0%

Tiffany & Co.#	1,850	152,588

Retail-Major Department Stores - 0.9%

TJX Cos., Inc.	87,621	6,864,229

Retail-Office Supplies - 0.0%

Staples, Inc.	30,753	297,382

Retail-Perfume & Cosmetics - 0.1%

Ulta Salon Cosmetics & Fragrance, Inc.†#	2,547	660,947

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.#	19,822	1,067,018
Macy’s, Inc.#	23,549	993,768

		2,060,786

Retail-Restaurants - 1.4%

Chipotle Mexican Grill, Inc.†#	725	287,339
Darden Restaurants, Inc.#	6,709	491,770
Starbucks Corp.#	113,005	6,550,900
Yum China Holdings, Inc.†	37,577	1,056,665
Yum! Brands, Inc.	37,577	2,382,006

		10,768,680

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	29,212	2,168,699
QUALCOMM, Inc.	100,398	6,840,116

		9,008,815

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	64,853	2,088,267

KLA-Tencor Corp.	17,343	1,384,665

		3,472,932

Steel-Producers - 0.1%

Nucor Corp.	16,480	1,024,891

Telecom Services - 0.1%

Level 3 Communications, Inc.†	10,841	597,014

Telephone-Integrated - 0.4%

CenturyLink, Inc.#	101,001	2,375,544
Frontier Communications Corp.#	223,976	817,512

		3,193,056

Television - 0.2%

CBS Corp., Class B#	19,927	1,209,967

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	5,332	1,052,750

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	10,046	1,191,757

Toys - 0.1%

Mattel, Inc.#	13,206	416,913

Transport-Rail - 1.2%

CSX Corp.	52,381	1,875,764
Norfolk Southern Corp.	17,912	1,906,911
Union Pacific Corp.	53,201	5,390,857

		9,173,532

Transport-Services - 1.0%

United Parcel Service, Inc., Class B	68,007	7,883,371

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.#	20,472	1,475,826

Water - 0.1%

American Water Works Co., Inc.	9,183	665,492

Web Portals/ISP - 3.3%

Alphabet, Inc., Class A†	16,446	12,760,122
Alphabet, Inc., Class C†	13,440	10,188,058
Yahoo!, Inc.†	49,585	2,033,977

		24,982,157

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	6,303	505,816

Total Long-Term Investment Securities
(cost $587,035,240)		737,184,387

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	2,223,715	2,223,715

U.S. Government Treasuries - 2.4%

United States Treasury Bills
0.16% due 12/15/2016(3)	$3,200,000	3,199,817
0.23% due 12/01/2016	15,000,000	15,000,000

		18,199,817

Total Short-Term Investment Securities
(cost $20,423,516)		20,423,532

REPURCHASE AGREEMENTS - 1.0%

State Street Bank and Trust Co. Joint Repurchase Agreement(4)
(cost $7,916,000)	7,916,000	7,916,000

TOTAL INVESTMENTS
(cost $615,374,756)(5)	100.1%	765,523,919
Liabilities in excess of other assets	(0.1)	(711,650)

NET ASSETS	100.0%	$764,812,269

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2016.
(2)	At November 30, 2016, the Fund had loaned securities with a total value of $139,498,698. This was secured by collateral of $2,223,715, which was received in cash and subsequently invested in short-term investments currently valued at $2,223,715 as reported in the Portfolio of Investments. Additional collateral of $139,405,888 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$13,990,250
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	25,325,380
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	42,350,027
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	5,968,045
United States Treasury Notes/Bonds	0.13 to 7.63%	01/15/2017 to 05/15/2046	51,772,186

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
234	Long	S&P 500 E-mini Index	December 2016	$24,725,142	$25,725,960	$1,000,818

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$737,184,387	$—	$—	$737,184,387
Short-Term Investment Securities:
Registered Investment Companies	2,223,715	—	—	2,223,715
U.S. Government Treasuries	—	18,199,817	—	18,199,817
Repurchase Agreements	—	7,916,000	—	7,916,000

Total Investments at Value	$739,408,102	$26,115,817	$—	$765,523,919

Other Financial Instruments:+
Open Futures Contracts	$1,000,818	$—	$—	$1,000,818

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2016 - (unaudited)

Security Description	Principal Amount/Shares(17)		Value (Note 1)
ASSET BACKED SECURITIES - 2.1%
Diversified Financial Services - 2.1%

American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.91% due 12/15/2021	$	84,000	$84,210
Americredit Automobile Receivables Trust Series 2016-4, Class A3 1.53% due 07/08/2021		492,000	489,714
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019		60,000	60,743
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*		450,000	448,169
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020		134,000	134,100
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022		350,000	346,908
Carmax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022		500,000	495,623
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022		332,000	326,573
CD Commercial Mtg. Trust Series 2016-CD2, Class A2 3.04% due 11/10/2049(1)		2,500,000	2,573,975
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)		500,000	503,196
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.91% due 04/15/2021		541,000	543,242
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021		300,000	297,757
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)		547,480	548,274
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)		584,000	571,446
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)		226,000	230,309
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)		172,000	175,888
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)		80,000	81,576
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)		41,875	43,074
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)		100,000	102,940
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)		1,447,000	1,485,213
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)		25,000	25,683
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)		950,000	1,003,986
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020		119,000	119,789
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*		120,000	121,555
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)		46,875	47,817
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)		75,000	76,893
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022		168,000	168,216
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)		3,098,000	3,006,935
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)		833,000	848,486
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)		649,000	637,894
Palisades Center Trust Series 2016-PLSD, Class A 2.71% due 04/13/2033*(1)		906,000	905,853
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020		192,000	193,522
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022		100,000	100,591
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024		100,000	100,227
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*		165,585	166,865
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021		200,000	198,896

Total Asset Backed Securities
(cost $17,504,291)			17,266,138

U.S. CORPORATE BONDS & NOTES - 43.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		286,000	295,046
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026		391,000	390,340

			685,386

Aerospace/Defense - 0.0%

Boeing Co. Senior Notes 2.20% due 10/30/2022		371,000	364,896

Aerospace/Defense-Equipment - 0.4%

Harris Corp. Senior Notes 4.85% due 04/27/2035		468,000	476,148
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		1,218,000	1,239,315
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022		1,376,000	1,245,280

			2,960,743

Agricultural Chemicals - 0.1%

CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*		135,000	133,821
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*		336,000	329,891

			463,712

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026#		150,000	141,459

Airlines - 0.6%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019		2,560,000	2,611,200
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(5)		57,228	57,434
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		1,085,072	1,108,130
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023		1,128,910	1,179,711

			4,956,475

Appliances - 0.0%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046		266,000	256,688

Applications Software - 0.2%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018		402,000	401,422
Microsoft Corp. Senior Notes 2.40% due 08/08/2026		448,000	425,399
Microsoft Corp. Senior Notes 3.45% due 08/08/2036		465,000	438,833
Microsoft Corp. Senior Notes 3.70% due 08/08/2046#		178,000	165,664

			1,431,318

Auto-Cars/Light Trucks - 0.8%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		717,000	717,473
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019		583,000	572,413
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*#		420,000	416,226
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		303,000	294,315
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		844,000	843,283
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019		658,000	650,221
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		656,000	631,947
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*		965,000	969,234
Toyota Motor Credit Corp. Senior Notes 1.00% due 09/27/2022	GBP	850,000	1,036,681
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018		321,000	322,997

			6,454,790

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,758,750
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019		132,000	131,715

			1,890,465

Banks-Commercial - 0.7%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		949,000	925,941

Citizens Bank NA Senior Notes 2.55% due 05/13/2021		268,000	266,686
Discover Bank Senior Notes 3.45% due 07/27/2026		368,000	353,410
Fifth Third Bank Senior Notes 1.63% due 09/27/2019		299,000	294,903
Fifth Third Bank Senior Notes 2.30% due 03/15/2019		236,000	237,659
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020		1,173,000	1,181,491
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		674,000	677,243
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021		456,000	463,938
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		799,000	957,344

			5,358,615

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		842,000	847,020

Banks-Super Regional - 0.5%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026		225,000	216,759
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019		842,000	835,616
Wells Fargo & Co Senior Notes 1.50% due 09/12/2022	EUR	800,000	883,278
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,234,000	1,180,785
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026		297,000	302,226
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027#		410,000	423,879
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046		69,000	66,477
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		78,000	80,669

			3,989,689

Batteries/Battery Systems - 0.2%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*		2,028,000	2,033,070

Brewery - 0.4%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019		315,000	314,996
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021#		589,000	591,044
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		258,000	260,647
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036		427,000	447,795
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,313,000	1,313,812

			2,928,294

Broadcast Services/Program - 0.2%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022		1,879,000	1,841,420

Building & Construction-Misc. - 0.2%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		1,971,000	1,793,610

Building Products-Air & Heating - 0.1%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023		520,000	503,889

Building Products-Cement - 0.0%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#		400,000	397,540

Building Products-Wood - 0.2%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*		1,240,000	1,212,100
Masco Corp. Senior Notes 4.45% due 04/01/2025		630,000	639,450

			1,851,550

Building-Residential/Commercial - 0.3%

K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*#		1,398,000	1,293,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		1,050,000	1,141,875

			2,435,025

Cable/Satellite TV - 1.4%

Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*		2,543,000	2,587,502
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		1,131,000	1,164,930
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022		180,000	167,850
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		688,000	706,920
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*#		970,000	1,026,988
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*#		310,000	316,393
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*		262,000	292,389
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*		166,000	186,506
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027#		117,000	108,080
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036		303,000	271,914
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046#		303,000	260,379
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,910,000	1,884,931
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		2,356,000	2,600,435

			11,575,217

Casino Hotels - 0.8%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022		2,580,000	2,760,600
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*		1,392,000	1,339,800
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,291,000	1,316,820
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		1,174,000	1,229,765

			6,646,985

Cellular Telecom - 1.4%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020#		1,305,000	1,353,937
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		6,959,000	7,132,975
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020		2,891,000	2,984,056

			11,470,968

Chemicals-Diversified - 0.2%

Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	360,000	390,627
Eastman Chemical Co. Senior Notes 1.88% due 11/23/2026	EUR	690,000	729,882
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044		271,000	262,188
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*		366,000	351,546

			1,734,243

Chemicals-Plastics - 0.2%

A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*		1,219,000	1,243,380

Chemicals-Specialty - 0.2%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		255,000	321,036
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*		1,653,000	1,578,615

			1,899,651

Coal - 0.3%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	2,274,000	2,251,260

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	708,000	678,367

Commercial Services - 0.0%

Ecolab, Inc. Senior Notes 3.70% due 11/01/2046	64,000	58,161

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	235,000	235,982

Computer Services - 0.6%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,451,000	1,374,823
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	1,629,000	1,382,614
Hewlett Packard Enterprise Co. Senior Notes 6.45% due 10/15/2035*	849,000	826,896
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	1,300,000	1,332,500

		4,916,833

Computer Software - 0.2%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	1,364,000	1,558,370

Computers - 0.7%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	343,000	322,558
Apple, Inc. Senior Notes 2.85% due 05/06/2021	485,000	495,809
Apple, Inc. Senior Notes 2.85% due 02/23/2023	464,000	465,159
Apple, Inc. Senior Notes 4.50% due 02/23/2036	183,000	194,625
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,201,000	3,367,503
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*#	96,000	104,877
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	520,000	592,291
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	345,000	404,543

		5,947,365

Computers-Integrated Systems - 0.3%

Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,477,000	2,589,703

Computers-Memory Devices - 0.2%

Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*#	1,658,000	1,919,135

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	179,000	177,937

Containers-Metal/Glass - 0.3%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,198,000	1,356,735
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,190,000	1,191,488

		2,548,223

Containers-Paper/Plastic - 0.3%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	540,000	525,580
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	194,000	197,491
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,354,000	1,411,545

		2,134,616

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021#	615,000	603,755

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	231,000	215,022
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	199,000	215,518

		430,540

Diagnostic Equipment - 0.2%

Abbott Laboratories Senior Notes 3.75% due 11/30/2026		560,000	553,685
Abbott Laboratories Senior Notes 4.75% due 11/30/2036		364,000	367,785
Abbott Laboratories Senior Notes 4.90% due 11/30/2046		606,000	611,127

			1,532,597

Distribution/Wholesale - 0.1%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		747,000	747,000
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046		216,000	200,739

			947,739

Diversified Banking Institutions - 2.6%

Bank of America Corp. Senior Notes 2.15% due 11/09/2020		256,000	252,832
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	1,000,000	1,143,370
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		289,000	288,997
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		253,000	251,298
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		665,000	663,536
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		1,458,000	1,468,463
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		548,000	641,615
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		39,000	45,843
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		314,000	320,771
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		2,218,000	2,248,808
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		275,000	311,528
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	1,000,000	1,113,966
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	500,000	572,472
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027		422,000	425,831
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		460,000	452,011
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		569,000	582,622
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		173,000	180,732
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		54,000	55,626
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		751,000	899,241
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		483,000	595,196
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		815,000	817,644
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	900,000	1,047,090
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023#		395,000	384,865
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		247,000	249,246
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027		599,000	583,321
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		631,000	647,407
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	900,000	981,516
Morgan Stanley Senior Notes 2.13% due 04/25/2018		781,000	783,484
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	828,433
Morgan Stanley Senior Notes 2.80% due 06/16/2020#		293,000	295,526
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		779,000	798,542

Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,286,000	1,374,526

		21,306,358

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	571,000	574,186

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes 2.70% due 10/09/2022	514,000	515,688
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	468,000	449,343
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	691,000	802,726
Textron, Inc. Senior Notes 4.00% due 03/15/2026	416,000	414,802
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	402,000	384,376

		2,566,935

Electric-Distribution - 0.1%

Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	885,000	907,668

Electric-Integrated - 1.5%

AES Corp. Senior Notes 5.50% due 03/15/2024#	2,010,000	1,979,850
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	281,000	281,363
Consolidated Edison Co. of New York Inc Senior Notes 4.30% due 12/01/2056	245,000	241,786
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	172,000	174,311
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	719,000	766,525
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046#	327,000	292,350
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	425,000	431,118
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	380,000	384,974
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	433,000	541,266
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	58,000	59,930
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	946,000	900,686
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	64,766	56,671
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	1,861,877	1,568,631
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	668,000	651,705
South Carolina Electric & Gas Co. 1st Mtg. Notes 5.10% due 06/01/2065	284,000	295,040
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	715,000	715,686
Southern Co. Senior Notes 1.30% due 08/15/2017	614,000	614,264
Southern Power Co. Senior Notes 4.95% due 12/15/2046	480,000	464,259
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*#	1,500,000	1,426,875
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	147,000	149,959

		11,997,249

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	140,000	139,146

Electronic Components-Misc. - 0.0%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	313,000	311,860

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022#	1,352,000	1,390,870

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,122,240

		2,513,110

Electronic Parts Distribution - 0.0%

Avnet, Inc. Senior Notes 4.63% due 04/15/2026	218,000	211,833

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	307,000	306,796

Energy-Alternate Sources - 0.2%

TerraForm Power Operating LLC Company Guar. Notes 9.38% due 02/01/2023*	1,844,000	1,886,043

Enterprise Software/Service - 0.4%

Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	1,867,000	1,899,672
Oracle Corp. Senior Notes 1.90% due 09/15/2021	583,000	569,790
Oracle Corp. Senior Notes 2.65% due 07/15/2026	304,000	288,522
Oracle Corp. Senior Notes 3.85% due 07/15/2036	756,000	732,318
Oracle Corp. Senior Notes 3.90% due 05/15/2035	138,000	135,002

		3,625,304

Finance-Auto Loans - 0.6%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	3,113,000	3,081,870
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,500,000	1,533,750

		4,615,620

Finance-Commercial - 0.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	768,000	721,920
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	501,458

		1,223,378

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,385,000	2,313,450
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,439,000	1,165,590
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	1,880,000	1,912,900

		5,391,940

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,200,000	1,203,000
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	415,000	411,143
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	589,000	582,943

		2,197,086

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	5,723
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	368,000	372,701

		378,449

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	391,000	427,277

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*#	1,925,000	1,848,000

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	261,000	260,949
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,026,000	1,026,267
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	524,000	520,351

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020		228,000	227,616

			2,035,183

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,170,000	971,100

Food-Misc./Diversified - 0.2%

Kraft Heinz Foods Co. Company Guar. Notes 2.25% due 05/25/2028	EUR	1,100,000	1,189,359
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		576,000	626,406

			1,815,765

Food-Retail - 0.3%

Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*		1,025,000	1,005,832
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*		825,000	852,720
Kroger Co. Senior Notes 2.65% due 10/15/2026		506,000	467,529

			2,326,081

Food-Wholesale/Distribution - 0.2%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		2,089,000	1,994,995

Footwear & Related Apparel - 0.0%

Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*		195,000	187,200

Gambling (Non-Hotel) - 0.6%

Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*		2,090,000	2,092,613
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		2,785,000	2,610,937
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)		272,905	3,357

			4,706,907

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		249,000	251,621

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021		1,119,000	1,141,380

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026#		223,000	232,508
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036		164,000	182,071

			414,579

Home Furnishings - 0.1%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026		801,000	796,995

Hotels/Motels - 0.3%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*		1,267,000	1,298,675
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023		1,361,000	1,395,025

			2,693,700

Independent Power Producers - 0.7%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022		1,800,000	1,710,000
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#		1,955,000	1,798,600
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		1,873,000	1,877,682

			5,386,282

Industrial Gases - 0.2%

Air Products & Chemicals, Inc. Senior Notes 0.38% due 06/01/2021	EUR	600,000	638,160
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020		161,000	164,723
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	700,000	762,507

			1,565,390

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 2.50% due 11/01/2026#		449,000	425,097

Insurance-Life/Health - 0.3%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046		305,000	285,750

Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*		731,000	699,442
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		243,000	263,534
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		634,000	634,512
Unum Group Senior Notes 5.75% due 08/15/2042		179,000	189,192

			2,072,430

Insurance-Multi-line - 0.2%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034		1,011,000	1,192,564
MetLife, Inc. Senior Notes 4.60% due 05/13/2046#		257,000	266,960

			1,459,524

Insurance-Mutual - 0.2%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		328,000	294,334
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*		946,000	956,890
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		387,000	379,513
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*		264,000	265,560

			1,896,297

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018#		407,000	404,976

Internet Connectivity Services - 0.4%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,827,000	1,847,554
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		1,180,000	1,227,200

			3,074,754

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,726,000	1,847,010

Investment Management/Advisor Services - 0.3%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		2,270,000	2,173,525

Machinery-Farming - 0.2%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		843,000	843,320
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017		953,000	956,572

			1,799,892

Machinery-General Industrial - 0.0%

Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*		375,000	360,942

Machinery-Pumps - 0.0%

Xylem, Inc. Senior Notes 4.38% due 11/01/2046		130,000	124,742

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		2,543,000	2,504,855

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		149,000	149,980
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025		483,000	481,618
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		247,000	245,660
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026		304,000	299,554
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		1,121,000	1,122,260
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#		426,000	412,091
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*		229,000	213,635

			2,924,798

Medical Products - 0.0%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021		337,000	343,919

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 1.25% due 02/25/2022	EUR	675,000	734,631

Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	190,000	213,244
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		211,000	201,473
Amgen, Inc. Senior Notes 5.50% due 12/07/2026	GBP	500,000	772,399
Celgene Corp. Senior Notes 3.63% due 05/15/2024		444,000	446,883
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036		163,000	155,800

			2,524,430

Medical-Drugs - 0.3%

Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		414,000	419,461
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*		1,075,000	1,027,969
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		560,000	603,820
Johnson & Johnson Senior Notes 1.65% due 05/20/2035	EUR	360,000	390,303

			2,441,553

Medical-HMO - 0.4%

Centene Corp. Senior Notes 4.75% due 01/15/2025		1,190,000	1,139,425
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,477,000	1,155,752
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		478,000	478,206
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021		398,000	394,511
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022		289,000	297,978

			3,465,872

Medical-Hospitals - 1.3%

CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#		2,145,000	1,430,447
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		839,000	839,906
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		2,632,000	2,579,360
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019#		1,915,000	1,675,625
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*		2,020,000	2,012,425
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021#		1,970,000	1,910,900

			10,448,663

Metal Processors & Fabrication - 0.3%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*		1,280,000	1,278,400
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*		1,218,000	1,260,630

			2,539,030

Metal-Aluminum - 0.2%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024		1,217,000	1,256,553

Mining - 0.0%

Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(4)(5)		75,000	2,250

Multimedia - 0.2%

Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027		332,000	330,405
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		457,000	447,934
Viacom, Inc. Senior Notes 3.45% due 10/04/2026		320,000	305,815
Viacom, Inc. Senior Notes 5.85% due 09/01/2043		223,000	237,202
Walt Disney Co. Senior Notes 1.50% due 09/17/2018		402,000	402,802
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#		201,000	201,478

			1,925,636

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018#		518,000	518,257

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,032,000	1,041,756
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	443,000	440,647
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026	145,000	137,472

		2,138,132

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	148,000	144,059

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	745,000	838,797
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	1,600,000	1,632,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022#	1,205,000	985,088
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*#	2,500,000	2,593,750
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*#	700,000	721,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	293,000	278,008
Hess Corp. Senior Notes 5.60% due 02/15/2041	256,000	237,172
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,589,000	1,604,890
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	86,000	87,290
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	1,552,000	1,614,080
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,611,820
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	513,000	509,659
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	301,000	286,122
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	303,000	300,622
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(18)	1,134,445	555,878
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	955,000	835,625
SM Energy Co. Senior Notes 5.63% due 06/01/2025	899,000	863,040
SM Energy Co. Senior Notes 6.50% due 01/01/2023	297,000	298,485
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,850,000	1,951,750

		17,805,076

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	597,000	596,112
Chevron Corp. Senior Notes 1.96% due 03/03/2020#	329,000	325,904
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	333,000	332,773

		1,254,789

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	849,000	834,143

Oil Refining & Marketing - 0.3%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,094,000	894,345
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,460,000	1,394,300

		2,288,645

Oil-Field Services - 0.3%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	1,648,000	1,285,440
SESI LLC Company Guar. Notes 7.13% due 12/15/2021#	1,396,000	1,364,590

		2,650,030

Paper & Related Products - 0.7%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	680,000	663,000
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	643,000	657,208
Georgia - Pacific LLC Senior Notes 3.60% due 03/01/2025*#	1,152,000	1,166,671
Georgia - Pacific LLC Senior Notes 3.73% due 07/15/2023*#	1,253,000	1,291,200
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	357,000	392,911
International Paper Co. Senior Notes 4.40% due 08/15/2047	199,000	183,463
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,247,000	1,268,822

		5,623,275

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	215,000	208,610
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	371,000	384,232
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	480,000	460,078

		1,052,920

Pipelines - 2.7%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	1,279,000	1,304,580
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	2,355,000	2,508,075
Colorado Interstate Gas Co. LLC /Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	329,000	313,348
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	115,000	115,618
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,234,838
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	186,000	169,350
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	45,000	44,485
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	837,000	878,260
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	178,000	173,275
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	382,000	375,709
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027#	239,000	239,625
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	150,000	143,022
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,187,000	1,157,325
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	933,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,407,000	1,463,280
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	326,000	318,021
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	216,000	188,525
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	145,000	138,352
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	402,000	426,744
Phillips 66 Senior Notes 4.90% due 10/01/2046#	190,000	177,602
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024#	183,000	172,281
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	219,000	213,852
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	279,000	275,517

Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,179,000	1,131,840
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	862,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	600,000	633,750
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	737,000	794,118
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	223,000	211,686
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,178,000	1,151,495
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,500,000	1,485,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	808,369
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,440,000	1,506,600
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	408,000	415,036

		21,964,703

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	355,000	353,882

Printing - Commercial - 0.2%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	1,279,000	1,218,248

Radio - 0.2%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*#	1,450,000	1,439,125

Real Estate Investment Trusts - 0.9%

American Tower Corp. Senior Notes 3.13% due 01/15/2027	479,000	442,655
American Tower Corp. Senior Notes 3.38% due 10/15/2026#	258,000	244,287
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	152,000	144,482
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,825,000	1,879,750
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	299,000	282,719
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	959,000	1,009,348
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,619,000	1,566,382
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	61,000	53,304
iStar, Inc. Senior Notes 6.50% due 07/01/2021	1,210,000	1,213,025
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	157,000	146,458
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	137,000	129,014
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	289,000	283,571

		7,394,995

Real Estate Management/Services - 0.3%

Kennedy - Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,566,000	2,585,245

Real Estate Operations & Development - 0.2%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	1,173,000	1,269,773

Rental Auto/Equipment - 0.5%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	294,000	283,710
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025#*	1,590,000	1,466,775
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	465,000	421,059
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	1,971,000	1,717,234

		3,888,778

Retail-Appliances - 0.3%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		2,555,000	2,133,425

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021#		34,000	33,690
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056		219,000	191,093

			224,783

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022		618,000	614,003
Dollar General Corp. Senior Notes 3.25% due 04/15/2023		429,000	425,275
Dollar General Corp. Senior Notes 4.15% due 11/01/2025		213,000	219,241

			1,258,519

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*		284,699	299,563
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*		181,900	204,267
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*		388,978	446,771

			950,601

Retail-Restaurants - 0.3%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		1,325,000	1,325,000
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035		67,000	69,617
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*		1,278,000	1,217,295

			2,611,912

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(7)(8)		25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021		1,754,000	1,885,550

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		638,000	647,410
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		2,196,000	2,473,840
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		1,358,000	1,618,659

			4,739,909

Semiconductor Components - Integrated Circuits - 0.0%

Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026		157,000	156,005
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036		61,000	60,602

			216,607

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		723,000	629,139

Steel-Producers - 0.5%

AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023		1,595,000	1,734,562
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		1,214,000	1,265,595
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*#		1,340,000	1,480,700

			4,480,857

Telecom Services - 0.2%

Embarq Corp. Senior Notes 8.00% due 06/01/2036		1,430,000	1,372,943

Telecommunication Equipment - 0.2%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		1,771,000	1,775,428

Telephone-Integrated - 1.4%

AT&T, Inc. Senior Notes 1.45% due 06/01/2022	EUR	500,000	548,673
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		1,018,000	999,024
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		560,000	490,963
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		704,000	667,504
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		438,000	409,100

AT&T, Inc. Senior Notes 5.80% due 02/15/2019#		247,000	265,656
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028		238,000	215,985
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*		302,000	315,590
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025		3,218,000	3,226,045
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,375,000	1,443,750
Verizon Communications, Inc. Senior Notes 0.88% due 04/02/2025	EUR	470,000	486,593
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		610,000	615,425
Verizon Communications, Inc. Senior Notes 3.13% due 11/02/2035	GBP	560,000	672,414
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		250,000	243,502
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		1,059,000	987,856
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		62,000	62,168

			11,650,248

Transport-Equipment & Leasing - 0.0%

GATX Corp. Senior Notes 3.25% due 09/15/2026#		200,000	188,385

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046		203,000	194,739
CSX Corp. Senior Notes 4.25% due 11/01/2066		227,000	204,613

			399,352

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		213,000	214,782

Wire & Cable Products - 0.3%

Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*		1,737,000	1,728,315
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		982,000	937,810

			2,666,125

Total U.S. Corporate Bonds & Notes (cost $350,991,988)			352,723,228

FOREIGN CORPORATE BONDS & NOTES - 15.4%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	350,000	489,830

Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*#		1,016,000	1,005,840

Airlines - 0.0%

Latam Airlines Group SA Senior Notes 7.25% due 06/09/2020*		300,000	306,750

Airport Development/Maintenance - 0.2%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,300,000	1,473,780
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	225,000	381,107

			1,854,887

Appliances - 0.0%

Arcelik AS Senior Notes 5.00% due 04/03/2023		250,000	236,160

Auto-Cars/Light Trucks - 0.4%

Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	475,000	629,782
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	600,000	654,192
FCE Bank PLC Senior Notes 1.62% due 05/11/2023	EUR	600,000	645,786
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	800,000	902,990
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		151,000	151,450

			2,984,200

Auto/Truck Parts & Equipment-Original - 0.0%

Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		200,000	193,500

Banks-Commercial - 2.0%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019		360,000	355,568
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		450,000	483,075
Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		330,000	315,975
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		275,000	285,620
BPCE SA VRS Sub. Notes 2.75% due 11/30/2027	EUR	700,000	756,587
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	600,000	728,435
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026#		377,000	364,038
Cooperatieve Rabobank UA Senior Notes 4.55% due 08/30/2029	GBP	250,000	371,982
Cooperatieve Rabobank UA Senior Notes 5.25% due 05/23/2041	GBP	190,000	320,029
Credit Suisse AG Senior Notes 1.70% due 04/27/2018		262,000	261,206
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		395,000	396,305
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	625,000	703,251
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		798,000	804,256
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	1,300,000	1,605,287
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	383,042
ING Bank NV FRS Sub. Notes 3.00% due 04/11/2028	EUR	700,000	769,250
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	314,417
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	386,625
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,085,076
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	476,194
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026#		444,000	465,192
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	197,560
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	450,000	499,026
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	1,150,000	1,271,453
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		583,000	566,586
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031#		110,000	105,867
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	190,500
Westpac Banking Corp. Senior Notes 0.88% due 02/16/2021	EUR	1,325,000	1,442,633
Westpac Banking Corp. FRS Sub. Notes 4.32% due 11/23/2031		292,000	289,490

			16,194,525

Banks-Money Center — 0.3%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	475,000	568,011
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	800,000	1,079,198
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	275,000	382,547

			2,029,756

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		856,000	863,558

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		657,000	682,308

Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*		381,000	366,439

			1,048,747

Brewery - 0.2%

Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	1,100,000	1,263,210

Building Products-Cement - 0.0%

St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		350,000	336,105

Building Societies - 0.0%

Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*		265,000	248,926

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		1,650,000	1,641,750

Cable/Satellite TV - 1.1%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		3,375,000	3,421,406
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*		1,240,000	1,298,900
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		3,377,000	3,368,558
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,265,000	1,246,809

			9,335,673

Cellular Telecom - 0.1%

Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	350,009
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*#		225,000	239,063
Turkcell Iletisim Hizmetleri AS Senior Notes 5.75% due 10/15/2025*		340,000	330,650
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	206,294

			1,126,016

Chemicals-Diversified - 0.1%

Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		310,000	300,319
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		880,000	858,000

			1,158,319

Chemicals-Plastics - 0.0%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		320,000	276,800

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		571,000	542,443

Cruise Lines - 0.4%

NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*#		646,000	654,075
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#		672,000	720,720
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		1,250,000	1,481,250

			2,856,045

Diversified Banking Institutions - 1.2%

BNP Paribas SA Senior Notes 2.38% due 11/20/2019	GBP	400,000	518,990
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	875,000	1,056,288
BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*		209,000	205,171
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	400,000	499,509
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	1,050,000	1,269,517
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	600,000	894,043
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022		492,000	479,505
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025		224,000	223,099
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026		231,000	230,036

Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		652,000	642,262
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		586,000	589,221
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		396,000	384,579
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	190,010
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	1,965,000	2,139,701
Societe Generale SA VRS Sub. Notes 2.50% due 09/16/2026	EUR	700,000	750,609

			10,072,540

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		1,484,000	1,544,797

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		234,000	235,458

Diversified Minerals - 0.3%

FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		2,059,000	2,375,262

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		500,000	494,315

Electric-Distribution - 0.0%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	313,438

Electric-Generation - 0.3%

Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*#		200,000	198,477
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	186,000
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		1,348,000	1,341,968
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		267,000	261,260
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	350,000	567,113

			2,554,818

Electric-Integrated - 0.6%

Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	900,000	1,190,926
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	225,000	338,306
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,400,000	1,667,447
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	800,000	933,070
Iberdrola International BV Company Guar. Notes 3.00% due 01/31/2022	EUR	700,000	830,452

			4,960,201

Finance-Leasing Companies - 0.2%

Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021#		1,770,000	1,805,035

Food-Meat Products - 0.1%

BRF SA Senior Notes 7.75% due 05/22/2018*(4)	BRL	1,000,000	276,460
Marfrig Holdings Europe BV Company Guar. Notes 8.00% due 06/08/2023*		200,000	200,500
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	188,000

			664,960

Food-Misc./Diversified - 0.0%

BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	186,500

Food-Retail - 0.2%

Casino Guichard Perrachon SA Senior Notes 4.41% due 08/06/2019	EUR	700,000	806,944
Casino Guichard-Perrachon SA Senior Notes 5.98% due 05/26/2021	EUR	700,000	856,928
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		300,000	301,013

			1,964,885

Gas-Distribution - 0.0%

Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	200,000	259,108

Gas-Transportation - 0.0%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028#		320,000	317,600

Gold Mining - 0.1%

AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022		325,000	320,431
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		229,000	224,710

			545,141

Insurance-Life/Health - 0.0%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*		258,000	256,380

Insurance-Multi-line - 0.2%

Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	500,000	612,482
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		264,000	260,952
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		465,000	431,129

			1,304,563

Investment Management/Advisor Services - 0.1%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	588,535

Machinery-General Industrial - 0.2%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		1,244,000	1,287,540

Medical-Drugs - 0.1%

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		403,000	379,813
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#		33,000	30,440
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046#		18,000	15,597

			425,850

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020#		522,000	529,431
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023#		758,000	755,709

			1,285,140

Metal Processors & Fabrication - 0.0%

Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025		325,000	301,437

Metal-Copper - 0.2%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		1,994,000	1,934,180

Metal-Diversified - 0.3%

Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	400,000	577,391
Glencore Finance Europe SA Company Guar. Notes 2.75% due 04/01/2021	EUR	550,000	606,817
Glencore Finance Europe SA Company Guar. Notes 6.00% due 04/03/2022	GBP	700,000	976,875

			2,161,083

Metal-Iron - 0.1%

NLMK Group Senior Notes 4.50% due 06/15/2023		350,000	343,434

Motion Pictures & Services - 0.2%

LG FinanceCo Corp. Senior Notes 5.88% due 11/01/2024*		1,910,000	1,900,450

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,472,000	448,960

Oil Companies-Exploration & Production - 0.6%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		514,000	637,708
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		400,000	376,960
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		700,000	617,750
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*#		2,495,000	2,245,500
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		350,000	379,715

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	620,966
Tengizchevroil Finance Co., Inc. Senior Sec. Notes 4.00% due 08/15/2026*		215,000	199,412

			5,078,011

Oil Companies-Integrated - 1.1%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		1,070,000	1,070,119
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019		353,000	350,097
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	1,000,000	1,213,808
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027		257,000	246,210
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022#		328,000	334,420
BP Capital Markets PLC Company Guar. Notes 3.72% due 11/28/2028		432,000	434,727
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	150,000	200,836
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	273,285
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		350,000	347,987
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*		330,000	324,445
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026#		320,000	343,360
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		108,000	83,538
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		1,189,000	1,042,896
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		500,000	498,359
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022		300,000	291,360
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		386,000	386,273
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		422,000	421,040
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		446,000	444,551
Total Capital International SA Company Guar. Notes 2.25% due 06/09/2022	GBP	310,000	404,037

			8,711,348

Oil Refining & Marketing - 0.2%

Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		310,000	306,900
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*#		500,000	498,492
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	201,169
Ultrapar International SA Company Guar. Notes 5.25% due 10/06/2026*#		200,000	197,000

			1,203,561

Paper & Related Products - 0.2%

Bahia Sul Holdings GmbH Company Guar. Notes 5.75% due 07/14/2026*		400,000	383,500
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		778,000	784,807
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024#		250,000	245,300
Inversiones CMPC SA Notes 4.38% due 05/15/2023		250,000	248,981
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	190,000

			1,852,588

Petrochemicals - 0.1%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		350,000	353,500
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*		340,000	320,875

			674,375

Pipelines - 0.2%

Enbridge, Inc. Senior Notes 5.50% due 12/01/2046		291,000	298,575

Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		1,000,000	1,060,000

			1,358,575

Printing-Commercial - 0.3%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		2,500,000	2,558,250

Real Estate Investment Trusts - 0.0%

Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	192,000

Retail-Major Department Stores - 0.0%

El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	183,000

Satellite Telecom - 0.8%

Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*		1,380,000	1,314,450
Telesat Canada/Telesat LLC Company Guar. Notes 6.00% due 05/15/2017*		2,525,000	2,522,980
Telesat Canada/Telesat LLC Senior Notes 8.88% due 11/15/2024*		2,730,000	2,788,012

			6,625,442

Security Services - 0.2%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,316,275

Semiconductor Components-Integrated Circuits - 0.1%

NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		825,000	870,375

Semiconductor Equipment - 0.2%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,250,000	1,231,250

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015*†(4)(5)(7)(8)		560,000	0

Steel-Producers - 0.3%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#		2,167,000	2,437,875

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018		561,000	568,001

Telecom Services - 0.0%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	313,527

Telephone-Integrated - 0.4%

Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*#		970,000	925,773
Deutsche Telekom International Finance BV Company Guar. Notes 8.88% due 11/27/2028	GBP	310,000	628,976
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	450,000	696,846
Oi SA Senior Notes 9.75% due 09/15/2016*†(4)(7)(8)	BRL	530,000	28,796
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		581,000	607,145
Telefonica Emisiones SAU Company Guar. Notes 5.38% due 02/02/2026	GBP	340,000	500,506

			3,388,042

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	455,287

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		283,000	326,876

Transport-Services - 0.0%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		250,000	231,507

Total Foreign Corporate Bonds & Notes
(cost $131,024,191)			126,100,815

FOREIGN GOVERNMENT OBLIGATIONS - 8.0%
Banks-Fiduciary - 0.3%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		2,320,000	2,123,264

Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		442,000	442,391

Sovereign - 7.6%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	494,871
Dominican Republic Senior Notes 6.88% due 01/29/2026*		400,000	414,328

Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	671,838
Federal Republic of Germany Bonds 0.00% due 08/15/2026	EUR	3,900,000	4,033,137
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	210,000	313,092
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	970,000	1,788,111
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		900,000	713,700
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026		1,100,000	1,150,050
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		743,000	776,435
Government of Egypt Senior Notes 5.75% due 04/29/2020		850,000	850,000
Government of Egypt Senior Notes 6.88% due 04/30/2040		450,000	391,590
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	285,000	410,501
Government of Jamaica Senior Notes 6.75% due 04/28/2028		400,000	426,000
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,400,000	1,515,220
Government of Romania Senior Notes 6.13% due 01/22/2044		380,000	452,010
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		400,000	433,483
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028*		318,000	320,264
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	560,000	981,642
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		1,300,000	1,222,000
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		1,280,000	1,294,272
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		420,000	425,321
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050#		620,000	554,900
Republic of Argentina Senior Notes 6.88% due 04/22/2021		520,000	542,100
Republic of Argentina Senior Notes 7.50% due 04/22/2026#*		759,000	766,590
Republic of Argentina Senior Notes 7.63% due 04/22/2046*		600,000	571,500
Republic of Argentina Senior Notes 7.63% due 04/22/2046		330,000	314,325
Republic of Chile Senior Notes 3.13% due 01/21/2026#		800,000	794,000
Republic of Chile Senior Bonds 3.63% due 10/30/2042#		800,000	756,320
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		460,000	427,501
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,230,011
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		500,000	518,750
Republic of Honduras Senior Notes 7.50% due 03/15/2024		750,000	780,000
Republic of Honduras Senior Notes 8.75% due 12/16/2020		700,000	759,234
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,427,904
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		700,000	785,859
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		600,000	574,860
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		500,000	484,730
Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,650,000	1,567,500
Republic of Lebanon Senior Notes 4.00% due 12/31/2017		169,950	167,197
Republic of Lebanon Senior Notes 5.80% due 04/14/2020		780,000	759,564
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		1,250,000	1,159,375

Republic of Lebanon Senior Notes 6.65% due 02/26/2030		400,000	363,904
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		340,000	356,150
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		1,000,000	1,165,400
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,275,000	1,459,875
Republic of Mozambique Senior Notes 10.50% due 01/18/2023*		500,000	320,250
Republic of Namibia Senior Notes 5.25% due 10/29/2025		800,000	784,992
Republic of Panama Senior Notes 3.75% due 03/16/2025		1,200,000	1,198,500
Republic of Panama Senior Notes 5.20% due 01/30/2020		750,000	806,250
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		570,000	565,725
Republic of Peru Senior Notes 4.13% due 08/25/2027#		377,000	393,494
Republic of Peru Senior Notes 6.55% due 03/14/2037		560,000	708,400
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,190,000	1,227,782
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,700,000	1,858,804
Republic of Serbia Senior Notes 7.25% due 09/28/2021		1,400,000	1,561,952
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		700,000	696,500
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	750,050
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	551,433
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	702,727
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		800,000	803,116
Republic of Turkey Senior Notes 3.25% due 03/23/2023		2,130,000	1,892,718
Republic of Turkey Senior Notes 4.88% due 04/16/2043		1,090,000	866,550
Republic of Turkey Notes 6.63% due 02/17/2045		400,000	395,194
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	678,285
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		2,100,000	899,850
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	435,600
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	300,000	492,907
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	750,000	1,308,877
United Mexican States Senior Notes 3.60% due 01/30/2025		1,100,000	1,054,350
United Mexican States Senior Notes 4.13% due 01/21/2026		600,000	592,500
United Mexican States Senior Notes 4.35% due 01/15/2047		1,271,000	1,058,108
United Mexican States Senior Bonds 4.75% due 03/08/2044		1,108,000	983,350
United Mexican States Senior Notes 6.05% due 01/11/2040		1,550,000	1,643,000

			62,596,678

Telephone-Integrated - 0.0%

Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	155,337

Total Foreign Government Obligations
(cost $68,758,211)			65,317,670

U.S. GOVERNMENT AGENCIES - 23.6%
Federal Home Loan Mtg. Corp. - 8.6%

2.49% due 02/01/2037 FRS		41,389	43,155
2.50% due 05/01/2023		270,285	273,509
2.50% due 01/01/2028		284,359	285,993
2.50% due 04/01/2028		631,498	635,226
2.50% due 03/01/2031		379,409	381,160
2.50% due December 15 TBA		2,400,000	2,408,625
3.00% due 11/01/2026		2,531,838	2,603,924

3.00% due 04/01/2043	547,392	548,267
3.00% due 08/01/2043	748,655	746,699
3.00% due 07/01/2045	4,441,227	4,425,426
3.00% due 10/01/2045	515,755	513,923
3.00% due 12/01/2045	269,167	268,209
3.00% due 05/01/2046	1,386,446	1,381,489
3.00% due December 15 TBA	1,800,000	1,849,781
3.00% due December 30 TBA	15,930,000	15,859,062
3.03% due 11/01/2037 FRS	267,627	283,435
3.50% due 03/01/2042	361,007	370,782
3.50% due 04/01/2042	660,962	680,890
3.50% due 08/01/2042	647,847	668,981
3.50% due 09/01/2043	68,451	70,589
3.50% due 03/01/2045	795,870	817,314
3.50% due 07/01/2045	6,736,598	6,934,121
3.50% due 08/01/2045	335,743	345,883
3.50% due 10/01/2045	166,748	171,220
3.50% due 11/01/2045	234,859	241,158
3.50% due 01/01/2046	1,925,892	1,977,543
4.00% due 09/01/2040	1,382,537	1,457,736
4.00% due 10/01/2043	38,140	40,208
4.00% due 12/01/2043	3,653,751	3,878,552
4.00% due 07/01/2044	317,333	333,836
4.00% due 10/01/2045	306,179	322,144
4.00% due 11/01/2045	4,331,849	4,557,832
4.50% due 02/01/2020	13,619	14,163
4.50% due 08/01/2020	6,002	6,165
4.50% due 03/01/2023	31,105	31,953
4.50% due 01/01/2039	17,389	18,739
4.50% due 03/01/2039	2,509,099	2,754,538
4.50% due 12/01/2039	21,640	23,319
4.50% due 07/01/2040	1,424,939	1,555,842
4.50% due 04/01/2044	476,381	513,398
4.50% due 07/01/2044	1,535,084	1,665,497
4.50% due 09/01/2044	1,784,529	1,922,677
4.50% due 03/01/2046	2,301,843	2,480,841
5.00% due 05/01/2034	86,594	95,086
5.00% due 11/01/2043	71,196	78,501
5.50% due 06/01/2022	31,806	33,963
5.50% due 07/01/2035	25,653	28,937
6.00% due 03/01/2040	78,214	89,364
6.50% due 02/01/2036	13,727	16,006
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.26% due 09/15/2039(3)(11)(12)	269,331	38,248
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2 2.78% due 02/25/2024 FRS(3)	167,000	169,894
Series 2014-HQ2, Class M2 2.78% due 09/25/2024 FRS(3)	1,130,000	1,155,235
Series 2015-HQ1, Class M2 2.78% due 03/25/2025 FRS(3)	467,060	469,849
Series 2014-HQ3, Class M2 3.23% due 10/25/2024 FRS(3)	724,718	730,437
Series 2015-HQA1, Class M2 3.24% due 03/25/2028 FRS(3)	811,418	824,210
Series 2016-HQA1, Class M2 3.34% due 09/25/2028 FRS(3)	367,000	376,914

		70,470,448

Federal National Mtg. Assoc. - 12.1%

2.50% due 12/01/2026	1,021,435	1,027,699
2.50% due 09/01/2027	1,579,116	1,588,318
2.50% due 02/01/2031	487,567	490,191
2.50% due 05/01/2031	2,483,105	2,496,465
2.50% due December 15 TBA	2,134,000	2,143,336
2.53% due 09/01/2035 FRS	202,156	212,823
2.67% due 10/01/2035 FRS	228,154	240,770
2.75% due 05/01/2037 FRS	63,147	66,209
2.79% due 11/01/2036 FRS	108,629	115,089
2.85% due 07/01/2039 FRS	175,520	184,357
2.91% due 05/01/2040 FRS	241,467	255,021
3.00% due 04/01/2027	1,684,346	1,733,487
3.00% due 10/01/2027	323,844	333,305
3.00% due 12/01/2027	319,989	329,416
3.00% due 10/01/2030	497,067	511,569
3.00% due December 15 TBA	1,869,000	1,922,150
3.00% due 03/01/2042	554,468	554,773
3.00% due 12/01/2042	211,726	211,995
3.00% due 05/01/2043	425,054	425,592
3.00% due 02/01/2045	272,442	271,627
3.00% due 06/01/2045	372,958	373,890
3.00% due 08/01/2045	2,785,702	2,777,367
3.00% due 05/01/2046	5,779,971	5,762,678
3.00% due 09/01/2046	402,178	400,975
3.09% due 10/01/2040 FRS	68,619	72,660
3.14% due 08/01/2035 FRS	144,727	154,551
3.27% due 10/01/2040 FRS	127,040	134,284
3.50% due 09/01/2026	300,628	313,916
3.50% due 08/01/2027	140,838	146,874
3.50% due 10/01/2028	304,832	320,001
3.50% due December 15 TBA	3,039,000	3,165,427
3.50% due 06/01/2042	275,406	284,029
3.50% due 07/01/2042	130,520	132,821
3.50% due 08/01/2042	756,875	777,166
3.50% due 09/01/2042	672,218	693,253
3.50% due 04/01/2045	2,723,380	2,805,376
3.50% due 07/01/2045	233,007	239,421
3.50% due 08/01/2045	511,386	526,690
3.50% due 10/01/2045	562,243	579,566
3.50% due 11/01/2045	556,723	572,068
3.50% due 12/01/2045	11,009,024	11,310,248
3.50% due 02/01/2046	1,356,842	1,393,967
3.50% due 03/01/2046	10,285,159	10,566,577
3.50% due 07/01/2046	4,899,851	5,049,901
4.00% due 11/01/2025	172,849	183,100
4.00% due 06/01/2039	377,259	403,468

4.00% due 09/01/2040	118,177	124,623
4.00% due 12/01/2040	46,067	48,704
4.00% due 11/01/2041	405,852	429,252
4.00% due 01/01/2042	303,697	321,221
4.00% due 01/01/2043	2,785,061	2,957,371
4.00% due 12/01/2043	359,380	382,942
4.00% due 10/01/2044	386,514	407,156
4.00% due 02/01/2045	4,482,906	4,755,950
4.00% due 10/01/2045	5,144,264	5,418,325
4.00% due 02/01/2046	4,316,800	4,549,215
4.00% due 06/01/2046	970,221	1,022,370
4.50% due 06/01/2019	11,347	11,674
4.50% due 06/01/2039	2,511,492	2,734,727
4.50% due 11/01/2040	85,300	92,189
4.50% due 05/01/2041	95,224	102,694
4.50% due 07/01/2041	61,563	66,510
4.50% due 03/01/2042	394,044	426,622
4.50% due 08/01/2044	1,303,105	1,407,303
4.50% due 08/01/2045	5,793,237	6,353,863
4.50% due December 30 TBA	303,000	326,855
5.00% due 01/01/2023	61,203	65,016
5.00% due 04/01/2023	41,505	44,269
5.00% due 03/01/2037	12,525	13,711
5.00% due 05/01/2040	395,294	434,964
5.00% due 06/01/2040	95,919	105,224
5.00% due 07/01/2040	134,910	147,860
5.00% due 02/01/2045	837,817	934,311
5.50% due 08/01/2037	353,256	395,954
5.50% due 06/01/2038	46,667	52,412
6.00% due 02/01/2032	3,492	3,966
6.00% due 10/01/2034	137	156
6.00% due 09/01/2038	91,379	104,031
6.00% due 11/01/2038	27,617	31,440
6.00% due 06/01/2040	22,698	25,839
6.50% due 11/01/2037	59,472	69,065
Federal National Mortgage Assoc.REMIC FRS Series 2014-C01, Class M1 2.18% due 01/25/2024(3)	361,650	363,634

		98,985,884

Government National Mtg. Assoc. - 2.9%

3.00% due 02/20/2045	300,362	305,485
3.00% due 05/20/2045	225,421	229,273
3.00% due 07/20/2045	67,778	68,927
3.00% due 11/20/2045	2,757,844	2,804,601
3.00% due 04/20/2046	4,129,159	4,199,166
3.00% due December 30 TBA	281,000	285,347
3.50% due 03/20/2045	221,655	230,972
3.50% due 04/20/2045	327,575	341,318
3.50% due 07/20/2045	219,024	228,239
3.50% due 10/20/2045	5,955,370	6,205,821
3.50% due 05/20/2046	2,816,420	2,935,386
4.00% due 03/20/2044	106,228	112,726
4.00% due 10/20/2045	896,904	952,723
4.50% due 09/20/2045	1,313,928	1,409,109
4.50% due 10/20/2045	1,096,945	1,176,408
4.50% due 02/20/2046	676,045	725,018
4.50% due 05/20/2046	1,030,203	1,104,831

		23,315,350

Tennessee Valley Authority - 0.0%

Tennessee Valley Authority 1.75% due 10/15/2018	316,000	319,212

Total U.S. Government Agencies
(cost $196,688,258)		193,090,894

U.S. GOVERNMENT TREASURIES - 1.8%
United States Treasury Bonds - 0.5%

2.25% due 08/15/2046#	727,000	615,224
2.50% due 02/15/2046	1,129,000	1,010,587
2.50% due 05/15/2046#	430,000	384,817
2.88% due 08/15/2045	19,000	18,429
3.00% due 11/15/2044	96,000	95,651
3.00% due 05/15/2045	189,000	188,026
3.00% due 11/15/2045	600,000	596,437
3.13% due 11/15/2041	475,000	486,207
3.38% due 05/15/2044	40,000	42,781
4.50% due 02/15/2036#	599,000	762,906

		4,201,065

United States Treasury Notes - 1.3%

0.13% due 04/15/2018 TIPS(13)	1,260,518	1,269,143
0.50% due 04/30/2017	716,600	716,451
0.75% due 01/31/2018	506,000	504,735
1.13% due 02/28/2021	1,164,000	1,133,855
1.13% due 07/31/2021	2,927,000	2,834,044
1.38% due 04/30/2020	756,000	751,718
1.38% due 01/31/2021	247,000	243,324
1.63% due 05/15/2026	1,408,000	1,318,350
1.75% due 12/31/2020	601,000	601,516
2.00% due 07/31/2022	225,000	224,701
2.00% due 02/15/2025	472,000	460,772
2.00% due 11/15/2026	414,000	400,561
2.13% due 12/31/2021	278,000	280,878
2.75% due 02/15/2024	140,000	145,042

		10,885,090

Total U.S. Government Treasuries
(cost $15,603,442)		15,086,155

LOANS(14)(15)(16) - 0.4%
E-Commerce/Services - 0.1%

Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	1,202,597	1,046,259

Electronic Components-Semiconductors - 0.1%

SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	895,777	893,538

Oil Companies-Exploration & Production - 0.2%

EP Energy LLC FRS BTL 9.75% due 06/30/2021	1,200,000	1,216,500

Total Loans
(cost $3,261,149)		3,156,297

COMMON STOCKS - 0.1%
Television - 0.1%

ION Media Networks, Inc.†(4)(5) (cost $3)		316	388,091

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%		11,675	262,804

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%#†		4,350	35,670

Telecom Services - 0.1%

Qwest Corp. 6.13%#		13,875	324,398

Total Preferred Securities
(cost $705,914)			622,872

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.4%
Banks-Commercial - 0.0%

Standard Chartered PLC FRS 7.50% due 04/02/2022*#(2)		223,000	218,551

Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)		637,000	595,595
Wells Fargo Capital X 5.95% due 12/01/2086		220,000	233,750

			829,345

Diversified Banking Institutions - 0.7%

Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(2)		1,913,000	1,879,522
Deutsche Bank AG VRS 7.50% due 04/30/2025#(2)		1,400,000	1,177,750
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)		803,000	809,524
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(2)		245,000	224,175
Societe Generale SA VRS 7.38% due 09/13/2021*#(2)		785,000	755,563
Societe Generale SA FRS 7.88% due 12/18/2023*#(2)		551,000	519,180

			5,365,714

Electric-Generation - 0.1%

Electricite de France SA FRS 4.13% due 01/22/2022(2)	EUR	600,000	627,325

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054		369,000	378,225
Engie SA FRS 3.88% due 07/10/2018(2)	EUR	600,000	661,066

			1,039,291

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)		101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		545,000	550,450

Financial Guarantee Insurance - 0.3%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		3,095,000	2,499,213

Food-Dairy Products - 0.3%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,803,000	1,992,315

Gas-Distribution - 0.0%

Centrica PLC FRS 3.00% due 04/10/2076	EUR	225,000	228,660

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045#		181,000	184,656
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,535,000	1,592,563

			1,777,219

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066		603,000	652,748

Insurance-Reinsurance - 0.1%

Muenchener Rueckversicherungs-Gesellschaft AG FRS 7.63% due 06/21/2028	GBP	850,000	1,154,494

Oil Companies-Integrated - 0.1%

TOTAL SA FRS 3.88% due 05/18/2022(2)	EUR	550,000	612,063

Pipelines - 0.0%

Transcanada Trust FRS 5.63% due 05/20/2075		229,000	229,623

Telephone-Integrated - 0.1%

Orange SA FRS 4.00% due 10/01/2021(2)	EUR	550,000	610,169
Telefonica Europe BV VRS 4.20% due 12/04/2019(2)	EUR	500,000	528,070

			1,138,239

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#		726,000	762,300

Total Preferred Securities/Capital Securities
(cost $19,632,352)			19,677,560

Total Long-Term Investment Securities
(cost $804,169,799)			793,429,720

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Prime Portfolio 0.26%(9)(10)	16,706,524	16,706,524

Time Deposits - 6.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$53,762,000	53,762,000

Total Short-Term Investment Securities
(cost $70,468,524)		70,468,524

TOTAL INVESTMENTS
(cost $874,638,323)(6)	105.6%	863,898,244
Liabilities in excess of other assets	(5.6)	(45,934,304)

NET ASSETS	100.0%	$817,963,940

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $4,022,990 representing 23.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $698,989 representing 0.1% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Security in default of principal and interest.
(8)	Company has filed for bankruptcy protection.
(9)	At November 30, 2016, the Fund had loaned securities with a total value of $52,800,044. This was secured by collateral of $16,706,524, which was received in cash and subsequently invested in short-term investments currently valued at $16,706,524 as reported in the Portfolio of Investments. Additional collateral of $37,162,881 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.00% to 9.25%	11/15/2019 to 12/15/2047	$284,898
Federal National Mtg. Assoc.	1.74% to 7.50%	12/25/2018 to 12/01/2046	703,711
Government National Mtg. Assoc.	1.21% to 7.55%	12/16/2024 to 10/20/2066	216,741
United States Treasury Notes/Bonds	0.13% to 5.38%	01/15/2017 to 11/15/2045	35,957,531

(10)	The rate shown is the 7-day yield as of November 30, 2016.
(11)	Interest Only
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2016.
(13)	Principal amount of security is adjusted for inflation.
(14)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(16)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(17)	Denominated in United States Dollars unless otherwise indicated.
(18)	“Step up” security where the rate increases (“Steps up”) at a predetermined rate. Rate shown reflects the increased rate.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2016 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL - Brazilian Real

COP - Columbian Peso

EUR - Euro Dollar

GBP - British Pound

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	17,970,000	USD	20,104,598	12/02/2016	$1,059,099	$—
	EUR	32,667,000	USD	35,700,360	12/16/2016	1,054,786	—
	EUR	17,720,000	USD	18,836,838	01/13/2017	12,837	—
	GBP	13,350,000	USD	16,303,661	12/02/2016	—	(399,854)
	GBP	11,675,000	USD	14,564,352	01/13/2017	—	(62,315)
	USD	19,071,234	EUR	17,970,000	12/02/2016	—	(25,734)
	USD	15,827,989	GBP	12,700,000	12/02/2016	62,245	—

Net Unrealized Appreciation/(Depreciation)						$2,188,967	$(487,903)

EUR-Euro Dollar

GBP-British Pound

USD-United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$17,266,138	$—	$17,266,138
U.S. Corporate Bonds & Notes:
Airlines	—	4,899,041	57,434	4,956,475
Finance-Investment Banker/Broker	—	378,424	25	378,449
Gambling (Non-Hotel)	—	4,703,550	3,357	4,706,907
Mining	—	—	2,250	2,250
Rubber/Plastic Products	—	—	0	0
Other Industries	—	342,679,147	—	342,679,147
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	126,100,815	—	126,100,815
Foreign Government Obligations	—	65,317,670	—	65,317,670
U.S. Government Agencies	—	193,090,894	—	193,090,894
U.S. Government Treasuries	—	15,086,155	—	15,086,155
Loans	—	3,156,297	—	3,156,297
Common Stocks	—	—	388,091	388,091
Preferred Securities	622,872	—	—	622,872
Preferred Securities/Capital Securities :
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	19,677,550	—	19,677,550
Short-Term Investment Securities:
Registered Investment Companies	16,706,524	—	—	16,706,524
Time Deposits	—	53,762,000	—	53,762,000

Total Investments at Value	$17,329,396	$846,117,681	$451,167	$863,898,244

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,188,967	$—	$2,188,967

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$487,903	$—	$487,903

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2016 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk enhance returns and as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of November 30, 2016, by their primary underlying risk. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2016, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$112,300	$25,898	$138,198
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	2,188,967	2,188,967

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$—	$—	$—
Small Cap Value	78,880	—	—	78,880
Socially Responsible	58,500	—	—	58,500
Strategic Bond	—	—	487,903	487,903

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$419,668
Socially Responsible	1,000,818

(2)	Reported as unrealized appreciation (depreciation) on Portfolio of Investments

Note 3. Repurchase Agreements

As of November 30, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Government Money Market II	1.30%	$3,112,000
Socially Responsible	3.30	7,916,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated November 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $240,226,000 a repurchase price of $240,226,067 and a maturity date of December 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.50%	02/15/2020	$5,170,000	$6,432,752
U.S. Treasury Bonds	8.75	05/15/2020	20,490,000	25,501,096
U.S. Treasury Notes	3.50	05/15/2020	200,000,000	213,102,600

Note 4. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2016
VALIC Co. I Blue Chip Growth Fund	$—	$—	$15,321,422	$—	$2,214,368	$172,281	$(22,897)	$13,256,438
VALIC Co. I Capital Conservation Fund	—	—	5,985,390	—	2,019,291	(8,167)	(187,207)	3,770,725
VALIC Co. I Dividend Value Fund	—	—	17,130,245	—	—	—	839,439	17,969,684
VALIC Co. I Emerging Economies Fund	—	—	9,933,574	18,989,541	—	—	(464,220)	28,458,895
VALIC Co. I Foreign Value Fund	—	—	26,622,335	—	—	—	114,381	26,736,716
VALIC Co. I Global Real Estate Fund	—	—	54,356,225	1,385,185	4,433,795	(59,062)	(4,880,815)	46,367,738
VALIC Co. I Government Securities Fund	—	—	7,401,700	—	2,112,500	(21,636)	(203,184)	5,064,380
VALIC Co. I Inflation Protected Fund	—	—	3,256,539	18,371,406	—	—	(81,858)	21,546,087
VALIC Co. I International Equities Index Fund	—	—	33,545,328	—	16,692,274	(1,271,861)	810,842	16,392,035
VALIC Co. I International Government Bond Fund	—	—	531,777	7,435,978	—	—	(486,083)	7,481,672
VALIC Co. I International Growth Fund	—	—	17,423,681	—	4,250,143	(732,207)	177,241	12,618,572
VALIC Co. I Mid Cap Index Fund	—	—	26,564,486	—	—	—	1,166,889	27,731,375
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	5,997,163	—	1,222,961	(203,188)	207,671	4,778,685
VALIC Co. I Nasdaq-100 Index Fund	—	—	12,357,276	—	4,613,967	2,062,704	(1,944,903)	7,861,110
VALIC Co. I Science & Technology Fund	—	—	7,961,730	—	1,554,102	398,221	(347,683)	6,458,166
VALIC Co. I Small Cap Index Fund	—	—	29,618,264	—	—	—	2,087,090	31,705,354
VALIC Co. I Small Cap Special Values Fund	—	—	14,152,320	—	—	—	1,129,116	15,281,436
VALIC Co. I Stock Index Fund	—	—	20,019,331	—	1,770,988	(84,097)	427,705	18,591,951
VALIC Co. I Value Fund	—	—	3,395,396	—	—	—	79,065	3,474,461
VALIC Co. II Capital Appreciation Fund	—	—	16,828,047	—	—	—	(252,578)	16,575,469
VALIC Co. II Core Bond Fund	—	—	31,650,665	—	25,211,288	(163,527)	(391,509)	5,884,341
VALIC Co. II High Yield Bond Fund	—	—	41,823,055	—	—	—	(165,745)	41,657,310
VALIC Co. II International Opportunities Fund	—	—	18,032,426	—	—	—	(811,967)	17,220,459
VALIC Co. II Large Cap Value Fund	—	—	9,847,452	—	—	—	625,829	10,473,281
VALIC Co. II Mid Cap Growth Fund	—	—	6,995,995	—	1,677,632	125,924	(145,865)	5,298,422
VALIC Co. II Mid Cap Value Fund	—	—	33,148,398	—	—	—	1,588,529	34,736,927
VALIC Co. II Small Cap Growth Fund	—	—	10,481,418	—	—	—	199,294	10,680,712
VALIC Co. II Small Cap Value Fund	—	—	21,141,495	—	—	—	2,274,619	23,416,114
VALIC Co. II Strategic Bond Fund	—	—	33,848,518	11,206,917	36,536	(1,056)	(881,193)	44,136,650

	$—	$—	$535,371,651	$57,389,027	$67,809,845	$214,329	$460,003	$525,625,165

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2016
VALIC Co. I Blue Chip Growth Fund	$—	$—	$2,326,865	$—	$745,512	$(65,455)	$93,461	$1,609,359
VALIC Co. I Capital Conservation Fund	—	—	13,460,918	—	5,219,249	47,901	(410,300)	7,879,270
VALIC Co. I Dividend Value Fund	—	—	7,109,322	—	—	—	348,380	7,457,702
VALIC Co. I Emerging Economies Fund	—	—	1,540,790	10,517,093	—	—	(149,052)	11,908,831
VALIC Co. I Foreign Value Fund	—	—	11,259,806	—	668,745	(108,721)	156,382	10,638,722
VALIC Co. I Global Real Estate Fund	—	—	19,440,502	—	1,479,020	(175,109)	(1,573,887)	16,212,486
VALIC Co. I Government Securities Fund	—	—	11,452,787	—	3,548,121	(135,089)	(211,479)	7,558,098
VALIC Co. I Inflation Protected Fund	—	—	9,978,232	14,051,007	—	—	(211,816)	23,817,423
VALIC Co. I International Equities Index Fund	—	—	15,142,320	—	6,102,253	(463,282)	213,786	8,790,571
VALIC Co. I International Government Bond Fund	—	—	329,674	7,868,183	—	—	(477,001)	7,720,856
VALIC Co. I International Growth Fund	—	—	6,337,605	—	—	—	(281,912)	6,055,693
VALIC Co. I Mid Cap Index Fund	—	—	2,386,633	—	—	—	104,837	2,491,470
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	671,931	—	335,484	(81,819)	85,890	340,518
VALIC Co. I Nasdaq-100 Index Fund	—	—	679,983	—	—	—	6,482	686,465
VALIC Co. I Science & Technology Fund	—	—	689,268	—	—	—	2,411	691,679
VALIC Co. I Small Cap Index Fund	—	—	5,475,724	—	—	—	385,854	5,861,578
VALIC Co. I Small Cap Special Values Fund	—	—	5,731,386	—	—	—	457,268	6,188,654
VALIC Co. I Stock Index Fund	—	—	2,047,065	—	398,974	5,149	28,675	1,681,915
VALIC Co. I Value Fund	—	—	851,011	—	—	—	19,817	870,828
VALIC Co. II Capital Appreciation Fund	—	—	3,560,571	—	—	—	(53,443)	3,507,128
VALIC Co. II Core Bond Fund	—	—	66,368,944	—	21,667,586	340,331	(1,950,510)	43,091,179
VALIC Co. II High Yield Bond Fund	—	—	45,840,032	—	—	—	(181,665)	45,658,367
VALIC Co. II International Opportunities Fund	—	—	7,246,530	—	—	—	(326,298)	6,920,232
VALIC Co. II Large Cap Value Fund	—	—	3,402,227	—	—	—	216,220	3,618,447
VALIC Co. II Mid Cap Growth Fund	—	—	665,361	—	—	—	1,581	666,942
VALIC Co. II Mid Cap Value Fund	—	—	7,779,257	—	—	—	372,796	8,152,053
VALIC Co. II Small Cap Growth Fund	—	—	542,833	—	—	—	10,322	553,155
VALIC Co. II Small Cap Value Fund	—	—	7,065,831	—	—	—	760,214	7,826,045
VALIC Co. II Strategic Bond Fund	—	—	69,060,359	7,434,338	—	—	(1,530,246)	74,964,451

	$—	$—	$328,443,767	$39,870,621	$40,164,944	$(636,094)	$(4,093,233)	$323,420,117

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2016
VALIC Co. I Blue Chip Growth Fund	$—	$—	$15,199,126	$—	$—	$—	$161,896	$15,361,022
VALIC Co. I Capital Conservation Fund	—	—	23,964,652	—	6,143,134	(24,910)	(767,156)	17,029,452
VALIC Co. I Dividend Value Fund	—	—	22,867,915	—	—	—	1,120,603	23,988,518
VALIC Co. I Emerging Economies Fund	—	—	9,422,600	22,915,308	—	—	(443,077)	31,894,831
VALIC Co. I Foreign Value Fund	—	—	29,489,789	—	—	—	126,702	29,616,491
VALIC Co. I Global Real Estate Fund	—	—	80,198,117	—	6,899,693	(735,751)	(6,490,987)	66,071,686
VALIC Co. I Government Securities Fund	—	—	12,651,446	—	2,044,635	(20,942)	(370,627)	10,215,242
VALIC Co. I Inflation Protected Fund	—	—	8,429,373	32,035,681	—	—	(197,557)	40,267,497
VALIC Co. I International Equities Index Fund	—	—	38,077,630	—	11,009,375	(785,886)	(21,559)	26,260,810
VALIC Co. I International Government Bond Fund	—	—	840,378	9,735,409	—	—	(661,660)	9,914,127
VALIC Co. I International Growth Fund	—	—	23,502,940	—	3,474,247	(622,176)	(243,387)	19,163,130
VALIC Co. I Mid Cap Index Fund	—	—	34,948,351	—	—	—	1,535,165	36,483,516
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	4,731,566	—	—	—	25,110	4,756,676
VALIC Co. I Nasdaq-100 Index Fund	—	—	7,374,763	—	—	—	70,303	7,445,066
VALIC Co. I Science & Technology Fund	—	—	6,862,935	—	—	—	24,007	6,886,942
VALIC Co. I Small Cap Index Fund	—	—	43,777,211	—	—	—	3,084,819	46,862,030
VALIC Co. I Small Cap Special Values Fund	—	—	21,192,799	—	—	—	1,690,828	22,883,627
VALIC Co. I Stock Index Fund	—	—	21,075,631	—	5,754,093	(35,292)	373,604	15,659,850
VALIC Co. I Value Fund	—	—	4,274,657	—	—	—	99,539	4,374,196
VALIC Co. II Capital Appreciation Fund	—	—	19,651,753	—	—	—	(294,961)	19,356,792
VALIC Co. II Core Bond Fund	—	—	93,570,680	7,040,573	33,165,495	110,054	(2,617,669)	64,938,143
VALIC Co. II High Yield Bond Fund	—	—	91,118,805	—	—	—	(361,105)	90,757,700
VALIC Co. II International Opportunities Fund	—	—	19,079,039	—	—	—	(859,094)	18,219,945
VALIC Co. II Large Cap Value Fund	—	—	13,077,261	—	—	—	831,092	13,908,353
VALIC Co. II Mid Cap Growth Fund	—	—	5,523,801	—	—	—	13,121	5,536,922
VALIC Co. II Mid Cap Value Fund	—	—	48,763,345	—	—	—	2,336,826	51,100,171
VALIC Co. II Small Cap Growth Fund	—	—	7,824,110	—	—	—	148,768	7,972,878
VALIC Co. II Small Cap Value Fund	—	—	25,081,035	—	—	—	2,698,475	27,779,510
VALIC Co. II Strategic Bond Fund	—	—	113,109,023	7,225,850	9,226,401	(326,373)	(1,907,004)	108,875,095

	$—	$—	$845,680,731	$78,952,821	$77,717,073	$(2,441,276)	$(894,985)	$843,580,218

†	Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of November 30, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$515,421,090	$28,877,162	$(18,673,087)	$10,204,075
Capital Appreciation	69,647,387	14,609,263	(1,647,542)	12,961,721
Conservative Growth Lifestyle	328,822,463	6,250,997	(11,653,343)	(5,402,346)
Core Bond	1,075,521,309	12,555,775	(18,115,650)	(5,559,875)
Government Money Market II	137,297,945	—	—	—
High Yield Bond	676,287,456	16,215,009	(19,835,882)	(3,620,873)
International Opportunities	522,863,629	78,323,536	(25,922,078)	52,401,458
Large Cap Value	207,798,823	31,478,505	(4,579,095)	26,899,410
Mid Cap Growth	110,315,273	12,066,348	(3,197,512)	8,868,836
Mid Cap Value	904,495,198	174,672,938	(32,357,936)	142,315,002
Moderate Growth Lifestyle	832,099,341	37,967,391	(26,486,514)	11,480,877
Small Cap Growth	102,971,630	18,768,799	(8,306,440)	10,462,359
Small Cap Value	491,136,949	104,887,139	(15,933,458)	88,953,681
Socially Responsible	616,723,990	169,314,959	(20,515,030)	148,799,929
Strategic Bond	874,997,342	11,977,716	(23,076,814)	(11,099,098)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 27, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 27, 2017